                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number      811-06175


                               ECLIPSE FUNDS INC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  51 Madison Avenue, New York, New York  10010
--------------------------------------------------------------------------------
(Address of principal executive offices)                            (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



Registrant's telephone number, including area code: 212-576-7000


Date of fiscal year end: October 31


Date of reporting period: July 31, 2006



ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended July 31, 2006 is filed herewith.

MAINSTAY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (98.1%)                        +

  AEROSPACE & DEFENSE (3.2%)
  L-3 Communications Holdings, Inc.                        49,500   $  3,645,675
& United Technologies Corp.                               105,900      6,585,921
                                                                    ------------
                                                                      10,231,596
                                                                    ------------
  AIR FREIGHT & LOGISTICS (1.9%)
& FedEx Corp.                                              58,400      6,115,064
                                                                    ------------
  AUTOMOBILES (1.6%)
  Harley-Davidson, Inc.                      (a)           88,600      5,050,200
                                                                    ------------
  BEVERAGES (1.3%)
  PepsiCo, Inc.                                            62,500      3,961,250
                                                                    ------------
  BIOTECHNOLOGY (4.1%)
  Amgen, Inc.                                (b)           46,200      3,221,988
  Genentech, Inc.                            (b)           42,500      3,434,850
  Gilead Sciences, Inc.                      (b)           79,500      4,887,660
  United Therapeutics Corp.                  (a) (b)       26,800      1,589,508
                                                                    ------------
                                                                      13,134,006
                                                                    ------------
  CAPITAL MARKETS (2.8%)
  Affiliated Managers Group, Inc.            (a) (b)       25,800      2,361,990
  Ameriprise Financial, Inc.                               39,700      1,770,620
  Legg Mason, Inc.                                         15,500      1,293,785
  Morgan Stanley                             (a)           50,400      3,351,600
                                                                    ------------
                                                                       8,777,995
                                                                    ------------
  CHEMICALS (2.1%)
& Praxair, Inc.                                           120,200      6,591,768
                                                                    ------------
  COMMUNICATIONS EQUIPMENT (4.1%)
  Avocent Corp.                              (b)           66,700      1,706,186
  Corning, Inc.                              (b)          191,200      3,646,184
  Motorola, Inc.                                          228,000      5,189,280
  QUALCOMM, Inc.                                           73,200      2,581,032
                                                                    ------------
                                                                      13,122,682
                                                                    ------------
  COMPUTERS & PERIPHERALS (2.8%)
  Apple Computer, Inc.                       (b)           81,000      5,504,760
  EMC Corp.                                  (b)          331,300      3,362,695
                                                                    ------------
                                                                       8,867,455
                                                                    ------------
  CONSTRUCTION MATERIALS (1.2%)
  Eagle Materials, Inc.                                   101,626      3,654,471
                                                                    ------------
  CONSUMER FINANCE (3.6%)
  American Express Co.                                     77,600      4,039,856
  AmeriCredit Corp.                          (a) (b)       86,500      2,127,035


                                     1 of 5

  Capital One Financial Corp.                (a)           69,400      5,368,090
                                                                    ------------
                                                                      11,534,981
                                                                    ------------
  DIVERSIFIED FINANCIAL SERVICES (1.0%)
  Bank of America Corp.                                    61,200      3,153,636
                                                                    ------------
  ELECTRICAL EQUIPMENT (1.3%)
  Roper Industries, Inc.                                   90,600      4,095,120
                                                                    ------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS (3.4%)
  Amphenol Corp. Class A                                  101,000      5,664,080
  Anixter International, Inc.                (a)           53,800      2,965,994
  Avnet, Inc.                                (b)          120,100      2,185,820
                                                                    ------------
                                                                      10,815,894
                                                                    ------------
  ENERGY EQUIPMENT & SERVICES (7.4%)
& Baker Hughes, Inc.                                       72,400      5,788,380
  BJ Services Co.                                         125,200      4,541,004
  ENSCO International, Inc.                                63,100      2,916,482
  Transocean, Inc.                           (b)           58,300      4,502,509
& Weatherford International, Ltd.            (b)          125,000      5,855,000
                                                                    ------------
                                                                      23,603,375
                                                                    ------------
  FOOD & STAPLES RETAILING (0.6%)
  Walgreen Co.                                             38,100      1,782,318
                                                                    ------------
  HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
  Cytyc Corp.                                (b)          165,100      4,061,460
  Varian Medical Systems, Inc.               (b)           45,200      2,048,464
                                                                    ------------
                                                                       6,109,924
                                                                    ------------
  HEALTH CARE PROVIDERS & SERVICES (9.1%)
  Aetna, Inc.                                              84,500      2,660,905
& Caremark Rx, Inc.                                       126,500      6,679,200
  Health Net, Inc.                           (b)           50,200      2,106,894
  Omnicare, Inc.                             (a)           77,900      3,525,754
  UnitedHealth Group, Inc.                                115,514      5,525,035
& WellPoint, Inc.                            (b)          113,664      8,467,968
                                                                    ------------
                                                                      28,965,756
                                                                    ------------
  HOUSEHOLD DURABLES (0.6%)
  Harman International Industries, Inc.                    22,800      1,828,560
                                                                    ------------
  INDUSTRIAL CONGLOMERATES (1.0%)
  General Electric Co.                                     93,600      3,059,784
                                                                    ------------
  INSURANCE (3.0%)
  Hanover Insurance Group, Inc. (The)                      51,300      2,374,164
  National Financial Partners Corp.          (a)           55,900      2,517,736
  Prudential Financial, Inc.                               41,800      3,287,152
  Zenith National Insurance Corp.                          33,200      1,327,336
                                                                    ------------
                                                                       9,506,388
                                                                    ------------
  INTERNET SOFTWARE & SERVICES (1.4%)
  Akamai Technologies, Inc.                  (a) (b)       45,300      1,795,239
  j2 Global Communications, Inc.             (b)           94,300      2,640,400
                                                                    ------------
                                                                       4,435,639
                                                                    ------------
  LIFE SCIENCES TOOLS & SERVICES (2.7%)


                                     2 of 5

  Covance, Inc.                              (b)           40,700      2,595,032
& Fisher Scientific International, Inc.      (b)           78,400      5,810,224
                                                                    ------------
                                                                       8,405,256
                                                                    ------------
  MACHINERY (6.3%)
& Danaher Corp.                                            98,300      6,409,160
  Eaton Corp.                                              19,600      1,256,360
  Illinois Tool Works, Inc.                                94,500      4,321,485
  Terex Corp.                                (b)          126,000      5,649,840
  Toro Co. (The)                                           56,600      2,343,806
                                                                    ------------
                                                                      19,980,651
                                                                    ------------
  MEDIA (2.9%)
  Comcast Corp. Class A                      (b)           59,600      2,049,048
  McGraw-Hill Cos., Inc. (The)                             36,600      2,060,580
  News Corp. Class A                                      122,700      2,360,748
  Omnicom Group, Inc.                                      32,200      2,850,022
                                                                    ------------
                                                                       9,320,398
                                                                    ------------
  MULTILINE RETAIL (2.7%)
  Kohl's Corp.                               (b)           99,300      5,623,359
  Target Corp.                                             67,200      3,085,824
                                                                    ------------
                                                                       8,709,183
                                                                    ------------
  OIL, GAS & CONSUMABLE FUELS (8.2%)
  Apache Corp.                               (a)           15,300      1,078,191
  Arch Coal, Inc.                                         141,000      5,349,540
  CONSOL Energy, Inc.                                      49,200      2,025,072
  Giant Industries, Inc.                     (b)           45,000      3,213,450
  Newfield Exploration Co.                   (b)           68,800      3,190,944
& Peabody Energy Corp.                       (a)          121,300      6,052,870
  Tesoro Corp.                                             66,500      4,974,200
                                                                    ------------
                                                                      25,884,267
                                                                    ------------
  PHARMACEUTICALS (0.7%)
  Johnson & Johnson                                        35,900      2,245,545
                                                                    ------------
  ROAD & RAIL (1.3%)
  Norfolk Southern Corp.                                   97,800      4,246,476
                                                                    ------------
  SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT (2.0%)
  Linear Technology Corp.                    (a)           37,300      1,206,655
  National Semiconductor Corp.                            163,300      3,798,358
  Texas Instruments, Inc.                                  43,700      1,301,386
                                                                    ------------
                                                                       6,306,399
                                                                    ------------
  SOFTWARE (2.6%)
  Autodesk, Inc.                             (b)           52,200      1,780,542
  Citrix Systems, Inc.                       (b)           72,200      2,293,794
  FactSet Research Systems, Inc.                           98,450      4,321,955
                                                                    ------------
                                                                       8,396,291
                                                                    ------------
  SPECIALTY RETAIL (3.7%)
  Bed Bath & Beyond, Inc.                    (b)           82,200      2,752,056
  Best Buy Co., Inc.                         (a)           88,550      4,014,857
  Lowe's Cos., Inc.                                       178,200      5,051,970
                                                                    ------------
                                                                      11,818,883
                                                                    ------------
  TEXTILES, APPAREL & LUXURY GOODS (3.0%)


                                     3 of 5

  Coach, Inc.                                (b)          153,400      4,404,114
  NIKE, Inc. Class B                                       23,900      1,888,100
  Phillips-Van Heusen Corp.                                91,600      3,254,548
                                                                    ------------
                                                                       9,546,762
                                                                    ------------
  THRIFTS & MORTGAGE FINANCE (1.0%)
  IndyMac Bancorp, Inc.                      (a)           71,700      3,029,325
                                                                    ------------
  TRADING COMPANIES & DISTRIBUTORS (1.6%)
  WESCO International, Inc.                  (b)           87,200      5,079,400
                                                                    ------------
  Total Common Stocks
     (Cost $243,260,206)                                             311,366,698
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   -----------
SHORT-TERM INVESTMENTS (14.6%)
  COMMERCIAL PAPER (5.2%)
  Barton Capital LLC
     5.272%, due 8/2/06                      (c)       $1,615,251      1,615,251
  Den Danske Bank
     5.299%, due 8/8/06                      (c)        1,615,251      1,615,251
  Galaxy Funding
     5.408%, due 9/19/06                     (c)          807,626        807,626
  General Electric Capital Corp.
     5.274%, due 8/3/06                      (c)        1,615,251      1,615,251
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                     (c)          807,626        807,626
  Old Line Funding LLC
     5.417%, due 9/12/06                     (c)          807,626        807,626
  Ranger Funding LLC
     5.265%, due 8/1/06                      (c)        1,615,252      1,615,252
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                     (c)        1,615,251      1,615,251
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                  5,215,000      5,215,000
  Westpac
     5.416%, due 9/15/06                     (c)          807,626        807,626
                                                                    ------------
  Total Commercial Paper
     (Cost $16,521,760)                                               16,521,760
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
  INVESTMENT COMPANY (2.6%)
  BGI Institutional Money Market Fund        (c)        8,239,848      8,239,848
                                                                    ------------
  Total Investment Company
     (Cost $8,239,848)                                                 8,239,848
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
  REPURCHASE AGREEMENT (0.9%)


                                     4 of 5

  Morgan Stanley & Co. 5.42%, dated
  7/31/06 due 8/1/06 Proceeds at Maturity
  $2,905,815 (Collateralized by various
  bonds with a Principal Amount of
  $2,932,613 and a Market Value of
  $3,002,465)                                (c)       $2,905,378      2,905,378
                                                                    ------------
  Total Repurchase Agreement
     (Cost $2,905,378)                                                 2,905,378
                                                                    ------------
  TIME DEPOSITS (5.9%)
  Bank of America
     5.27%, due 9/22/06                      (c) (d)    2,422,877      2,422,877
  Bank of Montreal
     5.35%, due 8/28/06                      (c)        1,615,251      1,615,251
  Calyon
     5.265%, due 8/2/06                      (c)        1,615,251      1,615,251
  Deutsche Bank
     5.30%, due 8/9/06                       (c)        1,615,251      1,615,251
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                       (c)        1,615,251      1,615,251
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                       (c)        6,461,005      6,461,005
  UBS AG
     5.34%, due 8/21/06                      (c)        1,615,251      1,615,251
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                       (c)        1,615,252      1,615,252
                                                                    ------------
  Total Time Deposits
     (Cost $18,575,389)                                               18,575,389
                                                                    ------------
  Total Short-Term Investments
     (Cost $46,242,375)                                               46,242,375
                                                                    ------------
  Total Investments
     (Cost $289,502,581)                     (e)            112.7%   357,609,073(f)
  Liabilities in Excess of
     Cash and Other Assets                                  (12.7)   (40,161,698)
                                                       ----------   ------------
  Net Assets                                                100.0%  $317,447,375
                                                       ==========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(e)  The cost for federal income tax purposes is $289,982,963.

(f) At July 31, 2006 net unrealized appreciation was $67,626,110, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $77,638,773 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,012,663.


                                     5 of 5

MAINSTAY ALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                         SHARES         VALUE
                                                      -----------   ------------
  COMMON STOCKS (97.0%)                     +

  AEROSPACE & DEFENSE (2.4%)
  Honeywell International, Inc.                            55,400   $  2,143,980
  Northrop Grumman Corp.                                   20,900      1,383,371
                                                                    ------------
                                                                       3,527,351
                                                                    ------------
  AUTO COMPONENTS (1.4%)
  TRW Automotive Holdings Corp.             (a)            76,800      1,989,120
                                                                    ------------
  BUILDING PRODUCTS (1.3%)
  American Standard Cos., Inc.                             47,400      1,831,062
                                                                    ------------
  CAPITAL MARKETS (4.7%)
  Bank of New York Co., Inc. (The)                         42,600      1,431,786
  Goldman Sachs Group, Inc. (The)                           9,400      1,435,850
  Merrill Lynch & Co., Inc.                                28,700      2,089,934
  Morgan Stanley                                           27,200      1,808,800
                                                                    ------------
                                                                       6,766,370
                                                                    ------------
  CHEMICALS (2.9%)
  Chemtura Corp.                            (b)           170,100      1,464,561
  E.I. du Pont de Nemours & Co.                            68,400      2,712,744
                                                                    ------------
                                                                       4,177,305
                                                                    ------------
  COMMERCIAL BANKS (4.5%)
  PNC Financial Services Group, Inc.                       12,900        913,836
  U.S. Bancorp                                             79,500      2,544,000
  Wachovia Corp.                                           26,700      1,431,921
  Wells Fargo & Co.                                        22,300      1,613,182
                                                                    ------------
                                                                       6,502,939
                                                                    ------------
  COMMUNICATIONS EQUIPMENT (2.3%)
  Motorola, Inc.                                           73,400      1,670,584
  Nokia Oyj, Sponsored ADR                  (b) (c)        80,800      1,603,880
                                                                    ------------
                                                                       3,274,464
                                                                    ------------
  COMPUTERS & PERIPHERALS (0.4%)
  Emulex Corp.                              (a)            41,800        622,402
                                                                    ------------
  CONTAINERS & PACKAGING (0.8%)
  Ball Corp.                                               29,800      1,141,340
                                                                    ------------
  DIVERSIFIED FINANCIAL
     SERVICES (9.6%)
& Bank of America Corp.                                    83,433      4,299,303
& Citigroup, Inc.                                         127,933      6,180,443
& JPMorgan Chase & Co.                                     73,356      3,346,501
                                                                    ------------
                                                                      13,826,247
                                                                    ------------


                                     1 of 5

  DIVERSIFIED TELECOMMUNICATION
     SERVICES (5.5%)
  AT&T, Inc.                                               65,100      1,952,349
  Iowa Telecommunications
     Services, Inc.                                        53,800      1,048,024
  Premiere Global Services, Inc.            (a)           159,900      1,172,067
& Verizon Communications, Inc.                            111,800      3,781,076
                                                                    ------------
                                                                       7,953,516
                                                                    ------------
  ELECTRIC UTILITIES (0.9%)
  FirstEnergy Corp.                                        23,500      1,316,000
                                                                    ------------
  ENERGY EQUIPMENT & SERVICES (5.0%)
  ENSCO International, Inc.                 (b)            52,900      2,445,038
  Pride International, Inc.                 (a)            35,300      1,054,411
  Rowan Cos., Inc.                                         51,200      1,734,144
  Transocean, Inc.                          (a)            25,200      1,946,196
                                                                    ------------
                                                                       7,179,789
                                                                    ------------
  FOOD & STAPLES RETAILING (6.4%)
  CVS Corp.                                                88,900      2,908,808
& Kroger Co. (The)                                        149,900      3,437,207
  Wal-Mart Stores, Inc.                     (b)            64,500      2,870,250
                                                                    ------------
                                                                       9,216,265
                                                                    ------------
  FOOD PRODUCTS (2.8%)
  Cadbury Schweppes PLC, Sponsored ADR      (b) (c)        51,100      2,006,186
  General Mills, Inc.                                      35,100      1,821,690
  J.M. Smucker Co. (The)                                    5,100        227,613
                                                                    ------------
                                                                       4,055,489
                                                                    ------------
  HEALTH CARE PROVIDERS & SERVICES (0.5%)
  HCA, Inc.                                                15,400        757,064
                                                                    ------------
  HOUSEHOLD PRODUCTS (1.3%)
  Kimberly-Clark Corp.                                     31,900      1,947,495
                                                                    ------------
  INSURANCE (6.2%)
  AFLAC, Inc.                                              11,900        525,266
  Allstate Corp. (The)                                     38,200      2,170,524
  Genworth Financial, Inc. Class A                         65,900      2,260,370
  Hartford Financial Services Group,
     Inc. (The)                                            24,400      2,070,096
  Prudential Financial, Inc.                               25,000      1,966,000
                                                                    ------------
                                                                       8,992,256
                                                                    ------------
  IT SERVICES (1.0%)
  Computer Sciences Corp.                   (a)            26,400      1,383,096
                                                                    ------------
  LIFE SCIENCES TOOLS & SERVICES (0.7%)
  Cambrex Corp.                                            48,900      1,042,059
                                                                    ------------
  MACHINERY (0.5%)
  Kadant, Inc.                              (a)            34,300        717,213
                                                                    ------------
  MEDIA (5.6%)
& Comcast Corp. Class A                     (a)           121,100      4,163,418
  Gannett Co., Inc.                                        24,700      1,287,364
  Time Warner, Inc.                                        81,500      1,344,750
  Tribune Co.                               (b)            42,600      1,265,646
                                                                    ------------
                                                                       8,061,178
                                                                    ------------


                                     2 of 5

  METALS & MINING (1.2%)
  Alcoa, Inc.                               (b)            59,872      1,793,166
                                                                    ------------
  MULTI-UTILITIES (1.1%)
  Duke Energy Corp.                                        51,100      1,549,352
                                                                    ------------
  OIL, GAS & CONSUMABLE FUELS (3.5%)
  Chevron Corp.                             (b)            45,542      2,995,753
  ConocoPhillips                                           30,800      2,114,112
                                                                    ------------
                                                                       5,109,865
                                                                    ------------
  PHARMACEUTICALS (10.9%)
& Abbott Laboratories                                      68,300      3,262,691
  Barr Pharmaceuticals, Inc.                (a)            15,000        746,400
  Bristol-Myers Squibb Co.                  (b)            31,900        764,643
  Forest Laboratories, Inc.                 (a) (b)        18,300        847,473
  Johnson & Johnson                                        24,200      1,513,710
  KOS Pharmaceuticals, Inc.                 (a)            32,800      1,355,952
& Pfizer, Inc.                                            206,200      5,359,138
  Wyeth                                                    37,900      1,837,013
                                                                    ------------
                                                                      15,687,020
                                                                    ------------
  SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT (3.7%)
  Advanced Micro Devices, Inc.              (a) (b)        31,000        601,090
  Intel Corp.                                             132,400      2,383,200
  Texas Instruments, Inc.                                  79,100      2,355,598
                                                                    ------------
                                                                       5,339,888
                                                                    ------------
  SOFTWARE (0.6%)
  BMC Software, Inc.                        (a)            35,200        824,384
                                                                    ------------
  SPECIALTY RETAIL (3.5%)
  Christopher & Banks Corp.                                22,200        625,818
  Cost Plus, Inc.                           (a) (b)        20,600        277,894
  Gap, Inc. (The)                                          77,100      1,337,685
  Home Depot, Inc. (The)                                   79,500      2,759,445
                                                                    ------------
                                                                       5,000,842
                                                                    ------------
  THRIFTS & MORTGAGE FINANCE (2.7%)
& PMI Group, Inc. (The)                                    73,600      3,125,056
  Washington Mutual, Inc.                                  16,900        755,430
                                                                    ------------
                                                                       3,880,486
                                                                    ------------
  WIRELESS TELECOMMUNICATION SERVICES
     (3.1%)
  ALLTEL Corp.                                             26,500      1,462,005
& Sprint Nextel Corp.                                     151,400      2,997,720
                                                                    ------------
                                                                       4,459,725
                                                                    ------------
  Total Common Stocks
     (Cost $119,577,892)                                             139,924,748
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      -----------    ----------
  SHORT-TERM INVESTMENTS (10.8%)

  COMMERCIAL PAPER (5.2%)


                                     3 of 5

  Barton Capital LLC
     5.272%, due 8/2/06                     (d)       $   439,161        439,161
  Den Danske Bank
     5.299%, due 8/8/06                     (d)           439,161        439,161
  Galaxy Funding
     5.408%, due 9/19/06                    (d)           219,581        219,581
  General Electric Capital Corp.
     5.274%, due 8/3/06                     (d)           439,160        439,160
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                    (d)           219,580        219,580
  Old Line Funding LLC
     5.417%, due 9/12/06                    (d)           219,580        219,580
  Ranger Funding LLC
     5.265%, due 8/1/06                     (d)           439,160        439,160
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                    (d)           439,160        439,160
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                  4,370,000      4,370,000
  Westpac
     5.416%, due 9/15/06                    (d)           219,580        219,580
                                                                    ------------
  Total Commercial Paper
     (Cost $7,444,123)                                                 7,444,123
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
  INVESTMENT COMPANY (1.6%)
  BGI Institutional Money Market Fund       (d)         2,240,280      2,240,280
                                                                    ------------
  Total Investment Company
     (Cost $2,240,280)                                                 2,240,280
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
  REPURCHASE AGREEMENT (0.5%)

  Morgan Stanley & Co. 5.42%, dated
     7/31/06 due 8/1/06 Proceeds at
     Maturity $790,044 (Collateralized by
     various bonds with a Principal
     Amount of $797,329 and a Market
     Value of $816,321)
                                            (d)       $   789,925        789,925
                                                                    ------------
  Total Repurchase Agreement
     (Cost $789,925)                                                     789,925
                                                                    ------------
  TIME DEPOSITS (3.5%)
  Bank of America
     5.27%, due 9/22/06                     (d) (e)       658,741        658,741
  Bank of Montreal
     5.35%, due 8/28/06                     (d)           439,161        439,161
  Calyon
     5.265%, due 8/2/06                     (d)           439,160        439,160
  Deutsche Bank
     5.30%, due 8/9/06                      (d)           439,160        439,160
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                      (d)           439,160        439,160
  Societe Generale North
     America, Inc.
     5.31%, due 8/1/06                      (d)         1,756,642      1,756,642
  UBS AG
     5.34%, due 8/21/06                     (d)           439,160        439,160
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                      (d)           439,160        439,160
                                                                    ------------
  Total Time Deposits


                                     4 of 5

     (Cost $5,050,344)                                                 5,050,344
                                                                    ------------
  Total Short-Term Investments
     (Cost $15,524,672)                                               15,524,672
                                                                    ------------
  Total Investments
     (Cost $135,102,564)                    (f)             107.8%   155,449,420(g)
  Liabilities in Excess of
     Cash and Other Assets                                  (7.8)    (11,231,432)
                                                      -----------   ------------
  Net Assets                                                100.0%  $144,217,988
                                                      ===========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c)  ADR - American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(f)  The cost for federal income tax purposes is $135,708,688.

(g) At July 31, 2006 net unrealized appreciation was $19,740,732, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $23,738,796 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,998,064.


                                     5 of 5

MAINSTAY CASH RESERVES FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                        PRINCIPAL     AMORTIZED
                                                         AMOUNT         COST
                                                       ----------   ------------
  SHORT-TERM INVESTMENTS (100.3%)            +
  ASSET-BACKED SECURITIES (0.4%)

  Honda Auto Receivables Owner Trust
     Series 2005-6, Class A1
     4.512%, due 12/18/06                              $  624,218   $    624,218
  Nissan Auto Receivables Owner Trust
     Series 2006-A, Class A1
     4.663%, due 2/15/07                                1,522,892      1,522,892
                                                                    ------------
                                                                       2,147,110
                                                                    ------------
  BANK NOTES (4.9%)
  Bank of America N.A.
     5.315%, due 2/23/07                     (a)        5,000,000      5,000,000
  Fifth Third Bancorp
     2.70%, due 1/30/07                                 5,000,000      4,938,959
  M&I Marshall & Ilsley Bank
     2.625%, due 2/9/07                                 2,000,000      1,974,557
  SunTrust Banks, Inc.
     5.353%, due 10/2/06                     (a)       10,000,000     10,000,000
  Wachovia Bank N.A.
     5.363%, due 5/22/07                     (a)        5,000,000      5,000,000
                                                                    ------------
                                                                      26,913,516
                                                                    ------------
  CERTIFICATES OF DEPOSITS (5.0%)
  Barclays Bank PLC
     5.46%, due 10/11/06                               10,000,000     10,000,000
  M&I Marshall & Ilsley Bank
     5.47%, due 10/16/06                                5,000,000      5,000,000
  Manufacturers & Traders Trust Co.
     5.38%, due 3/30/07                      (a)       10,000,000      9,999,989
  State Street Bank & Trust Co.
     5.206%, due 12/11/06                    (a)        2,600,000      2,599,898
                                                                    ------------
                                                                      27,599,887
                                                                    ------------
  COMMERCIAL PAPER (67.9%)
  Abbott Laboratories
     5.27%, due 9/12/06                      (b)       15,000,000     14,907,775
  Alcoa, Inc.
     5.40%, due 9/25/06                                10,000,000      9,917,500
  Barton Capital Corp.
     5.27%, due 8/10/06                      (b)        5,798,000      5,790,361
     5.31%, due 8/21/06                      (b)       10,000,000      9,970,500
  CAFCO LLC
     5.18%, due 8/14/06                      (b)       10,000,000      9,981,295
     5.30%, due 8/11/06                      (b)       10,000,000      9,985,278
  Cargill, Inc.
     5.28%, due 8/11/06                      (b)        4,941,000      4,933,753
  Caterpillar Financial Services Corp
     5.24%, due 8/2/06                       (b)        7,212,000      7,210,950
  CIESCO, Inc.
     5.11%, due 8/1/06                       (b)       15,000,000     15,000,000


                                     1 of 4

  Colgate-Palmolive Co.
     5.21%, due 8/7/06                       (b)        5,000,000      4,995,658
     5.21%, due 8/16/06                      (b)       10,000,000      9,978,292
  Countrywide Financial Corp.
     5.12%, due 8/8/06                                 15,000,000     14,985,066
  CRC Funding LLC
     5.36%, due 9/19/06                      (b)       10,000,000      9,927,044
  Emerson Electric Co.
     5.21%, due 8/4/06                       (b)       13,188,000     13,182,274
  FPL Group Capital, Inc.
     5.29%, due 8/10/06                      (b)       10,141,000     10,127,588
  Govco, Inc.
     5.37%, due 10/25/06                     (b)       10,000,000      9,873,208
  Hershey Co. (The)
     5.23%, due 8/16/06                      (b)        5,000,000      4,989,104
     5.24%, due 9/1/06                       (b)       10,000,000      9,954,878
  Kitty Hawk Funding Corp.
     5.30%, due 8/18/06                      (b)       10,000,000      9,974,972
  Liberty Street Funding Corp.
     5.30%, due 8/24/06                      (b)       10,000,000      9,966,139
     5.31%, due 8/18/06                      (b)        5,000,000      4,987,463
  Marshall & Ilsley Corp.
     5.27%, due 8/23/06                                10,000,000      9,967,795
  McCormick & Co., Inc.
     5.00%, due 8/22/06                      (b)        5,000,000      4,985,416
     5.10%, due 11/15/06                     (b)        6,050,000      5,959,149
     5.14%, due 11/30/06                     (b)        5,000,000      4,913,620
  McGraw-Hill Cos., Inc. (The)
     5.23%, due 8/17/06                                 5,800,000      5,786,518
     5.27%, due 8/24/06                                10,000,000      9,966,331
  Merrill Lynch & Co., Inc.
     5.26%, due 8/18/06                                10,000,000      9,975,161
  Morgan Stanley
     4.82%, due 9/12/06                      (a)        5,000,000      5,000,000
  National Rural Utilities Cooperative
     Finance Corp.
     5.32%, due 8/22/06                                 5,000,000      4,984,483
  Paccar Financial Corp.
     5.10%, due 8/15/06                                15,000,000     14,970,250
  Private Export Funding Corp.
     4.80%, due 8/15/06                      (b)        5,000,000      4,990,667
     5.08%, due 8/22/06                      (b)        5,000,000      4,985,184
     5.20%, due 9/6/06                       (b)        5,000,000      4,974,000
     5.40%, due 12/6/06                      (b)        5,000,000      4,904,750
  Societe Generale North America, Inc.
     5.25%, due 8/8/06                                  4,965,000      4,959,932
     5.28%, due 8/8/06                                  5,000,000      4,994,867
  Southern Co. Funding Corp.
     5.28%, due 8/14/06                      (b)       10,000,000      9,980,933
     5.30%, due 8/21/06                      (b)        5,000,000      4,985,278
  Stanley Works (The)
     5.25%, due 8/14/06                      (b)        7,000,000      6,986,729
  Variable Funding Capital Corp.
     5.26%, due 8/3/06                       (b)       15,000,000     14,995,617
  Wal-Mart Stores, Inc.
     5.24%, due 9/6/06                       (b)       10,000,000      9,947,600
  Wm. Wrigley Jr. Co.
     5.00%, due 8/21/06                      (b)       10,000,000      9,972,222
  World Omni Leasing, Inc.
     5.35%, due 8/15/06                      (b)       10,000,000      9,979,194


                                     2 of 4

                                                                    ------------
                                                                     373,804,794
                                                                    ------------
  CORPORATE BONDS (6.8%)
  3M Co.
     5.645%, due 12/12/06                    (b)        3,500,000      3,511,091
  American Express Credit Corp.
     5.459%, due 12/15/06                    (a)       11,465,000     11,469,858
  Baltimore Gas & Electric
     5.25%, due 12/15/06                                3,385,000      3,387,885
  Berkshire Hathaway Finance Corp.
     3.40%, due 7/2/07                                  1,850,000      1,817,003
  Campbell Soup Co.
     5.50%, due 3/15/07                                 3,195,000      3,198,965
  Honeywell International, Inc.
     5.125%, due 11/1/06                                1,500,000      1,501,215
  International Business Machines Corp.
     4.875%, due 10/1/06                                2,038,000      2,038,515
  NIKE, Inc.
     5.50%, due 8/15/06                                 7,710,000      7,711,193
  Norfolk Southern Corp.
     7.35%, due 5/15/07                                 3,000,000      3,038,890
                                                                    ------------
                                                                      37,674,615
                                                                    ------------
  FEDERAL AGENCIES (2.9%)
  Federal Agricultural Mortgage
     Corporation
     (Discount Note)
     5.205%, due 8/24/06                                6,000,000      5,980,048
  Federal Home Loan Bank
     3.25%, due 8/11/06                                 5,000,000      4,999,059
  Federal Home Loan Mortgage Corporation
     (Discount Note)
     5.15%, due 8/1/06                                    115,000        115,000
  Tennessee Valley Authority (Discount
     Note)
     5.185%, due 9/14/06                                5,000,000      4,968,314
                                                                    ------------
                                                                      16,062,421
                                                                    ------------
  MEDIUM-TERM NOTES (5.7%)
  Bottling Group LLC
     2.45%, due 10/16/06                                6,105,000      6,075,611
  Caterpillar Financial Services Corp.
     Series F
     5.30%, due 9/8/06                       (a)        6,250,000      6,250,410
     5.50%, due 7/27/07                      (a)        5,000,000      5,001,130
  General Electric Capital Corp.
     5.27%, due 12/8/06                      (a)        3,000,000      3,000,523
  International Business Machines Corp.
     5.49%, due 6/28/07                      (a)        8,000,000      8,002,526
  Pan American Energy LLC
     6.75%, due 2/1/07                                  3,000,000      3,028,212
                                                                    ------------
                                                                      31,358,412
                                                                    ------------
  REPURCHASE AGREEMENT (6.7%)
  Citibank 5.24%, dated 7/31/06 due 8/1/06
  Proceeds at Maturity $36,820,359
  (Collateralized by various bonds with a
  Principal Amount of $103,994,000 and a
  Market Value of $37,551,427)                         36,815,000     36,815,000
                                                                    ------------
  Total Short-Term Investments
     (Amortized Cost $552,375,755)           (c)            100.3%   552,375,755


                                     3 of 4

  Liabilities in Excess of
     Cash and Other Assets                                   (0.3)    (1,447,453)
                                                       ----------   ------------
  Net Assets                                                100.0%  $550,928,302
                                                       ==========   ============

+    Percentages indicated are based on Fund net assets.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(b)  May be sold to institutional investors only.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.



                                     4 of 4

MAINSTAY CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                           SHARES       VALUE
                                                         ---------   -----------
AFFILIATED INVESTMENT COMPANIES (99.6%)        +
EQUITY FUNDS (40.4%)
MainStay Common Stock Fund                                 622,032   $ 8,434,759
MainStay Growth Equity Fund                    (a) (b)     184,371     1,858,458
MainStay International Equity Fund                         185,575     2,859,712
MainStay Large Cap Growth Fund                           1,076,376     5,790,905
MainStay S&P 500 Index Fund                                 65,548     1,946,131
MainStay Small Cap Opportunity Fund                         10,485       197,651
MainStay Value Fund                                         57,295     1,267,929
                                                                     -----------
                                                                      22,355,545
                                                                     -----------

FIXED INCOME FUNDS (59.2%)
MainStay Floating Rate Fund                                412,376     4,086,651
MainStay High Yield Corporate Bond Fund                    654,906     4,066,965
MainStay Indexed Bond Fund                     (b)       1,996,722    20,965,578
MainStay Intermediate Term Bond Fund                       384,403     3,674,893
                                                                     -----------
                                                                      32,794,087
                                                                     -----------

Total Affiliated Investment Companies
   (Cost $55,319,734)                          (c)            99.6%   55,149,632(d)
Cash and Other Assets,
   Less Liabilities                                            0.4       198,982
                                                         ---------   -----------
Net Assets                                                   100.0%  $55,348,614
                                                         =========   ===========

+    Percentages indicated are based on Fund net assets.

(a)  Non-income producing.

(b) The Fund's ownership exceeds 5% of the outstanding shares of the underlying fund.

(c)  The cost for federal income tax purposes is $55,320,802.

(d) At July 31, 2006 net unrealized depreciation was $171,170 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $672,282 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $843,452.


                                     1 of 1

MAINSTAY FLOATING RATE FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
  LONG-TERM INVESTMENTS (87.8%)                   +

  CORPORATE BOND (0.3%)
  INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
  Qwest Corp.
     8.579%, due 6/15/13                         (a)   $3,000,000   $  3,210,000
                                                                    ------------
  Total Corporate Bond
     (Cost $3,006,658)                                                 3,210,000
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
  FOREIGN CORPORATE BOND (0.1%)

  TELECOMMUNICATIONS (0.1%)
  Intelsat Subsidiary Holding Co., Ltd.
     10.48%, due 1/15/12                         (a)    1,000,000      1,015,000
                                                                    ------------
  Total Foreign Corporate Bond
     (Cost $1,000,000)                                                 1,015,000
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
  FLOATING RATE LOANS (85.7%)                    (B)

  AEROSPACE & DEFENSE (2.0%)
  Axletech International Holdings, Inc.
     Tranche B Term Loan
     7.734%, due 10/19/12                               1,914,286      1,927,048
     2nd Lien Term Loan
     12.01%, due 4/22/13                                1,000,000      1,004,167
  Hexcel Corp.
     Tranche B Term Loan
     7.188%, due 3/1/12                                 5,130,654      5,130,654
  Mid-Western Aircraft Systems, Inc.
     Term Loan B
     7.748%, due 12/31/11                               3,240,118      3,249,838
  Transdigm, Inc.
     Term Loan
     7.449%, due 6/23/13                                3,500,000      3,507,658
  Vought Aircraft Industries, Inc.
     Tranche B L/C
     7.329%, due 12/22/10                                 560,000        562,100
     Term Loan
     8.00%, due 12/22/11                                4,436,471      4,464,198
                                                                    ------------
                                                                      19,845,663
                                                                    ------------
AUTOMOBILE (2.6%)
Accuride Corp.
   Term Loan


                                     1 of 18

     7.313%, due 1/31/12                                2,797,273      2,797,972
  Dayco Products LLC
     Tranche B Term Loan
     8.032%, due 6/21/11                                2,900,000      2,919,334
  Goodyear Tire & Rubber Co. (The)
     Second Lien Term Loan
     7.954%, due 4/30/10                                4,250,000      4,264,165
  HLI Operating Co., Inc.
     Term Loan B
     8.835%, due 6/3/09                                 1,545,227      1,561,966
     2nd Lien Term Loan C
     11.48%, due 6/3/10                                   325,000        327,960
  Key Automotive Group
     Term Loan B
     8.555%, due 6/29/10                                2,809,962      2,827,525
     Term Loan C
     11.299%, due 6/29/11                               1,732,000      1,744,990
  Plastech Engineered Products, Inc.
     2nd Lien Term Loan
     13.00%, due 3/31/11                                1,000,000        953,333
  Safelite Glass Corp.
     Term Loan A
     8.92%, due 9/30/07                                   201,717        197,683
     Term Loan B
     9.42%, due 9/30/07                                   574,011        562,531
  TRW Automotive, Inc.
     Tranche E Term Loan
     6.75%, due 10/31/10                                1,970,000      1,962,612
     Tranche B2 Term Loan
     6.813%, due 6/30/12                                1,990,000      1,990,000
     Tranche B Term Loan
     7.188%, due 6/30/12                                1,970,000      1,965,075
  United Components, Inc.
     Term Loan D
     7.41%, due 6/29/12                                   938,785        942,306
                                                                    ------------
                                                                      25,017,452
                                                                    ------------
  BEVERAGE, FOOD & TOBACCO (4.9%)
  American Seafoods Group LLC
     Term Loan A
     7.25%, due 9/30/11                                 3,579,772      3,570,822
     Tranche B-1 Term Loan
     7.25%, due 9/28/12                                   322,360        321,554
     Tranche B2 Term Loan
     7.25%, due 9/28/12                                   176,719        176,277
  BF Bolthouse Holdco LLC
     First Lien Term Loan
     7.813%, due 12/17/12                               1,641,750      1,651,326
     Second Lien Term Loan
     10.999%, due 12/16/13                                330,000        334,950
  Chiquita Brands LLC
     Term Loan B
     7.65%, due 6/28/12                                   733,925        732,396
     Term Loan C
     7.65%, due 6/28/12                                 1,984,962      1,984,135
& Commonwealth Brands, Inc.
     New Term Loan


                                     2 of 18

     7.75%, due 12/22/12                                6,978,146      7,004,314
  Constellation Brands, Inc.
     New Term Loan B
     6.82%, due 6/5/13                                  6,611,111      6,625,576
  Culligan International Co.
     Term Loan
     7.37%, due 9/30/11                                 2,653,639      2,648,664
  Del Monte Corp.
     Term Loan B
     7.036%, due 2/8/12                                 2,992,500      2,999,981
  Dole Food Co., Inc.
     Credit Link Deposit
     5.37%, due 4/12/13                                   651,163        637,054
     Tranche B Term Loan
     7.19%, due 4/12/13                                 1,461,453      1,429,788
     Tranche C Term Loan
     7.202%, due 4/12/13                                4,871,512      4,765,961
  Michael Foods, Inc.
     Term Loan B1
     7.514%, due 11/21/10                               2,464,429      2,466,482
  Nellson Nutraceutical, Inc.
     First Lien Term Loan
     8.35%, due 10/4/09                                   911,541        840,896
  OSI Group LLC
     Dutch Term Loan
     7.249%, due 9/2/11                                 1,091,667      1,087,573
     German Term Loan
     7.249%, due 9/2/11                                   873,333        870,058
     U.S. Term Loan
     7.249%, due 9/2/11                                 1,965,000      1,957,631
  Reddy Ice Group, Inc.
     Term Loan
     7.25%, due 8/12/12                                 5,500,000      5,486,250
                                                                    ------------
                                                                      47,591,688
                                                                    ------------
  BROADCASTING & ENTERTAINMENT (7.1%)
  Atlantic Broadband Finance LLC
     Term Loan B
     7.99%, due 9/1/11                                  2,992,500      3,011,203
  Bragg Communications, Inc.
     Term Loan B
     7.227%, due 8/31/11                                2,947,500      2,947,500
& Charter Communications Operating LLC
     Replacement Term Loan
     8.125%, due 4/28/13                                8,023,000      8,031,849
  CSC Holdings, Inc.
     Incremental Term Loan
     7.034%, due 3/29/13                                6,982,500      6,938,189
  DirectTV Holdings LLC
     Term Loan B
     6.90%, due 4/13/13                                 4,322,418      4,315,813
  Emmis Operating Co.
     Term Loan
     7.139%, due 11/10/11                                 863,611        864,151
  Entravision Communications Corp.
     Term Loan
     7.01%, due 3/29/13                                 4,476,225      4,469,699


                                     3 of 18

  Gray Television, Inc.
     Incremental Term Loan
     7.00%, due 11/22/12                                  497,500        496,878
     Term Loan B
     7.01%, due 11/22/12                                3,953,183      3,948,241
  Insight Midwest Holdings LLC
     Term Loan C
     7.438%, due 12/31/09                               6,761,313      6,760,961
  Mediacom Broadband Group
     Tranche A Term Loan
     6.571%, due 3/31/10                                2,502,551      2,469,705
     Tranche D1 Term Loan
     7.099%, due 1/31/15                                3,939,603      3,914,366
  Nexstar Broadcasting, Inc.
     Mission Term Loan B
     7.249%, due 10/1/12                                3,379,812      3,369,953
     Nexstar Term Loan B
     7.25%, due 10/1/12                                 3,282,734      3,273,158
  Olympus Cable Holdings LLC
     Term Loan B
     10.25%, due 9/30/10                                3,000,000      2,874,843
  Raycom TV Broadcasting, Inc.
     Tranche B Term Loan
     7.00%, due 8/28/13                                 3,979,231      3,949,387
  UPC Broadband Holding B.V.
     Term Loan J2
     7.64%, due 3/31/13                                 4,000,000      3,986,856
     Term Loan K2
     7.64%, due 12/31/13                                4,000,000      3,986,856
                                                                    ------------
                                                                      69,609,608
                                                                    ------------
  BUILDINGS & REAL ESTATE (3.1%)
  Gables GP, Inc.
     Term Loan
     7.10%, due 9/30/06                                 1,258,934      1,258,672
& General Growth Properties, Inc.
     Tranche A1 Term Loan
     6.65%, due 2/24/10                                 7,250,000      7,151,958
  LNR Property Corp.
     Initial Tranche B Term Loan
     8.11%, due 7/12/11                                 2,171,807      2,180,857
  Macerich Partnership, L.P.
     Term Loan
     6.875%, due 4/26/10                                5,000,000      4,975,000
  Maguire Properties, L.P.
     Term Loan B
     7.106%, due 3/15/10                                5,226,667      5,247,903
  Stile Acquisition Corp.
     Canadian Term Loan
     7.49%, due 4/6/13                                  2,967,955      2,902,500
     U.S. Term Loan
     7.49%, due 4/6/13                                  2,984,979      2,919,149
  Trizec Properties, Inc.
     Term Loan B
     6.775%, due 5/2/07                                 4,000,000      3,992,500
                                                                    ------------
                                                                      30,628,539
                                                                    ------------
  CARGO TRANSPORT (1.4%)


                                     4 of 18

  Horizon Lines LLC
     Tranche C Term Loan
     7.50%, due 7/7/11                                  4,000,000      4,017,500
  Pacer International, Inc.
     Term Loan
     6.92%, due 6/10/10                                 1,411,765      1,404,706
  Performance Transportation Services
     Credit Link Deposit
     4.879%, due 1/31/10                                  330,224        330,224
     DIP Revolver Credit Linked Deposit
     5.399%, due 1/27/07                                  115,393        115,393
     Synthetic Letter of Credit
     5.399%, due 2/12/07                                  231,405        231,405
     New Term Loan
     10.47%, due 1/26/07                                  345,545        345,545
     Term Loan
     11.473%, due 1/27/07                                 499,480        499,480
  RailAmerica, Inc.
     CAD Term Loan
     7.25%, due 9/29/11                                   384,427        386,589
     U.S. Term Loan
     7.25%, due 9/29/11                                 4,186,538      4,210,087
  SIRVA Worldwide, Inc.
     Term Loan
     9.97%, due 12/1/10                                 2,720,847      2,618,816
                                                                    ------------
                                                                      14,159,745
                                                                    ------------
  CHEMICALS, PLASTICS & RUBBER (7.0%)
  Basell AF S.a.r.l.
     Facility B2 U.S.
     7.727%, due 8/1/13                                 1,416,667      1,431,277
     Facility B4 U.S.
     7.727%, due 8/1/13                                   283,333        286,255
     Facility C2 U.S.
     8.227%, due 8/1/14                                 1,416,667      1,431,277
     Facility C4 U.S.
     8.227%, due 8/1/14                                   283,333        286,255
  Celanese AG
     Credit Link Deposit
     5.334%, due 4/6/09                                 2,000,000      2,006,666
     Dollar Term Loan
     7.499%, due 4/6/11                                 5,511,362      5,517,105
  Gentek, Inc.
     1st Lien Term Loan
     7.562%, due 2/28/11                                5,803,078      5,826,656
  Hercules, Inc.
     Term Loan B
     7.01%, due 10/8/10                                 4,473,961      4,470,606
  Hexion Specialty Chemicals, Inc.
     Term Loan C2
     7.50%, due 5/5/13                                  1,249,231      1,236,607
     Term Loan C1
     7.563%, due 5/5/13                                 5,750,769      5,692,658
& Huntsman International LLC
     Term B Dollar Facility
     7.15%, due 8/16/12                                 8,233,084      8,186,122
  INEOS Group Holdings, Ltd.


                                     5 of 18

     Tranche A4 Term Loan
     7.339%, due 12/17/12                               3,500,000      3,510,209
     Tranche B2 Term Loan
     7.339%, due 12/16/13                               2,000,000      2,011,250
     Tranche C2 Term Loan
     7.839%, due 12/16/14                               2,000,000      2,011,250
  ISP Chemco, Inc.
     Term Loan
     7.076%, due 2/15/13                                4,987,500      4,982,158
  Kraton Polymers LLC
     Term Loan
     7.438%, due 5/13/13                                1,088,907      1,086,866
  Nalco Co.
     Term Loan B
     7.208%, due 11/4/10                                5,694,385      5,682,996
  Polymer Group, Inc.
     Term Loan
     7.74%, due 11/22/12                                4,482,487      4,484,357
  Rockwood Specialties Group, Inc.
     Tranche E Term Loan
     7.485%, due 7/30/12                                5,919,950      5,927,349
  Texas Petrochemicals, L.P.
     Letter of Credit
     7.884%, due 12/29/08                                 625,000        626,953
     Term Loan B
     9.75%, due 6/27/13                                 1,875,000      1,880,859
                                                                    ------------
                                                                      68,575,731
                                                                    ------------
  CONTAINERS, PACKAGING & GLASS (4.0%)
  Berry Plastics Corp.
     Term Loan
     7.15%, due 12/2/11                                 4,829,050      4,821,000
  Bluegrass Container Co.
     Delayed Draw 1st Lien Term Loan
     0.50%, due 6/30/13                          (c)    1,122,727      1,126,761
     Delayed Draw 2nd Lien
     0.50%, due 12/30/13                         (c)      393,939        397,222
     Term Loan B
     7.65%, due 6/30/13                                 3,752,273      3,765,755
     2nd Lien Term Loan
     10.40%, due 12/30/13                               1,231,061      1,241,319
  Covalence Specialty Materials Corp.
     Term Loan C
     7.438%, due 5/20/13                                2,914,286      2,905,179
     2nd Lien Term Loan
     8.625%, due 8/16/13                                2,000,000      2,014,166
  Crown Americas, Inc.
     Term B Dollar Loan
     6.949%, due 11/15/12                               4,000,000      3,995,000
  Graham Packaging Holdings Co.
     Term Loan B
     7.747%, due 10/7/11                                5,417,499      5,427,657
     Incremental Term Loan B
     7.813%, due 10/7/11                                  997,468        999,339
     Second Lien Term Loan
     9.75%, due 4/7/12                                    714,286        722,024
  Graphic Packaging International, Inc.


                                     6 of 18

     Term Loan C
     7.922%, due 8/8/10                                 5,987,040      6,029,806
  Smurfit-Stone Container Enterprises, Inc.
     Deposit Fund Commitment
     4.729%, due 11/1/10                                  770,105        773,100
     Tranche C Term Loan
     7.54%, due 11/1/11                                   879,781        883,203
     Tranche B Term Loan
     7.589%, due 11/1/11                                2,962,885      2,974,408
     Tranche C1 Term Loan
     7.625%, due 11/1/11                                  591,918        594,220
                                                                    ------------
                                                                      38,670,159
                                                                    ------------
  DIVERSIFIED NATURAL RESOURCES, PRECIOUS
     METALS & MINERALS (1.7%)
  Appleton Papers, Inc.
     Term Loan
     7.564%, due 6/11/10                                2,514,983      2,521,270
  Boise Cascade LLC
     Term Loan D
     7.199%, due 10/28/11                                 861,057        861,546
  Georgia-Pacific Corp.
     Term Loan B
     7.346%, due 12/21/12                               5,644,144      5,636,259
     Term Loan C
     8.30%, due 12/23/13                                2,330,000      2,348,724
  RLC Industries Co.
     Term Loan B
     6.999%, due 2/24/10                                5,380,094      5,373,369
                                                                    ------------
                                                                      16,741,168
                                                                    ------------
  DIVERSIFIED/CONGLOMERATE MANUFACTURING (2.5%)
  Aearo Technologies, Inc.
     1st Lien Term Loan
     7.96%, due 3/22/13                                 1,995,000      2,009,962
     2nd Lien Term Loan
     11.96%, due 9/24/13                                1,500,000      1,522,500
  Affiliated Computer Services, Inc.
     Delayed Draw Term Loan
     3.917%, due 3/20/13                         (c)    3,000,000      2,996,250
  EnerSys Capital, Inc.
     Term Loan
     7.32%, due 3/17/11                                 3,900,000      3,900,000
  Mueller Group, Inc.
      Term Loan B
      7.646%, due 10/3/12                               4,213,226      4,230,529
  Polypore, Inc.
     Term Loan
     8.40%, due 11/12/11                                2,385,946      2,401,853
  RBS Global, Inc.
     Term Loan B
     8.061%, due 7/21/13                                4,000,000      4,007,500
  Walter Industries, Inc.
     Term Loan
     6.97%, due 10/3/12                                 2,889,144      2,885,532
                                                                    ------------
                                                                      23,954,126
                                                                    ------------
  DIVERSIFIED/CONGLOMERATE SERVICE (2.7%)


                                     7 of 18

  American Reprographics Co. LLC
     Term Loan C
     7.181%, due 6/18/09                                3,062,353      3,060,439
  Coinmach Corp.
     Term Loan B1
     7.781%, due 12/19/12                               4,490,921      4,515,248
  Fidelity National Information Solutions,
     Inc.
     Term Loan B
     7.099%, due 3/8/13                                 6,055,000      6,053,220
  Language Line LLC
     Term Loan B
     9.739%, due 6/10/11                                2,136,055      2,148,071
& SunGard Data Systems, Inc.
     Term Loan
     7.66%, due 2/11/13                                 7,437,481      7,463,513
  Telcordia Technologies, Inc.
     Term Loan
     7.727%, due 9/15/12                                3,456,250      3,322,320
                                                                    ------------
                                                                      26,562,811
                                                                    ------------
  ECOLOGICAL (2.0%)
  Allied Waste Industries, Inc.
     Tranche A Credit-Linked Deposit
     4.88%, due 1/15/12                                 1,340,163      1,332,624
     Term Loan B
     7.146%, due 1/15/12                                5,335,046      5,305,591
  Duratek, Inc.
     Term Loan B
     7.76%, due 6/7/13                                  1,207,547      1,216,604
  EnergySolutions LLC
     Synthetic Letter of Credit
     7.62%, due 6/7/13                                    125,786        126,730
     Term Loan
     7.759%, due 6/7/13                                 2,666,667      2,686,667
  IESI Corp.
     Term Loan
     7.188%, due 1/20/12                                4,000,000      3,997,500
  Synagro Technologies, Inc.
     Term Loan B
     7.761%, due 6/21/12                                1,714,286      1,714,286
     Term Loan
     7.77%, due 6/21/12                                   285,714        285,714
  Wastequip, Inc.
     Delayed Draw Term Loan
     0.50%, due 7/15/11                          (c)       33,457         33,500
     Tranche B Term Loan
     7.749%, due 7/15/11                                2,195,552      2,195,552
     2nd Lien Term Loan
     10.999%, due 7/13/12                               1,000,000      1,000,000
                                                                    ------------
                                                                      19,894,768
                                                                    ------------
  ELECTRONICS (0.7%)
  Sensata Technologies Finance Co. LLC
     Term Loan
     7.239%, due 4/26/13                                6,500,000      6,461,695
                                                                    ------------
  FARMING & AGRICULTURE (0.1%)
  Agco Corp.


                                     8 of 18

     Term Loan
     7.249%, due 3/31/08                                1,318,487      1,319,311
                                                                    ------------
  FINANCE (1.8%)
  Ashtead Group PLC
     Term Loan
     6.938%, due 11/12/09                               4,950,000      4,940,719
  Brand Services, Inc.
     Term Loan
     7.625%, due 1/16/12                                1,977,521      1,977,521
  Hertz Corp. (The)
     Letter of Credit
     5.424%, due 12/21/12                                 388,889        390,609
     Tranche B Term Loan
     7.544%, due 12/21/12                               3,097,521      3,111,221
  United Rentals, Inc.
     Tranche B Credit Linked Deposit
     6.00%, due 2/14/11                                   987,758        988,463
     Initial Term Loan
     7.40%, due 2/14/11                                 5,874,130      5,878,324
                                                                    ------------
                                                                      17,286,857
                                                                    ------------
  GROCERY (1.6%)
  BI-LO LLC
     Term Loan
     9.326%, due 6/30/11                                3,373,188      3,405,514
  Giant Eagle, Inc.
     Term Loan
     6.922%, due 11/7/12                                5,671,500      5,671,500
  Roundy's Supermarkets, Inc.
     Term Loan
     8.23%, due 11/3/11                                 2,985,000      3,008,632
  SUPERVALU, Inc.
     Term Loan B
     7.063%, due 6/1/12                                 3,990,000      3,974,483
                                                                    ------------
                                                                      16,060,129
                                                                    ------------
  HEALTHCARE, EDUCATION & CHILDCARE (10.1%)
  Accellent, Inc.
     Term Loan
     7.23%, due 11/22/12                                2,736,250      2,725,989
  AGA Medical Corp.
     Tranche B Term Loan
     7.38%, due 4/28/13                                 4,987,500      4,984,383
  Alliance Imaging, Inc.
     Tranche C1 Term Loan
     7.953%, due 12/29/11                               6,873,050      6,876,486
  AMR HoldCo., Inc./Emcare Holdco., Inc.
     Term Loan
     7.257%, due 2/10/12                                3,251,781      3,249,749
  Aveta Holdings LLC
     Term Loan B
     7.75%, due 8/22/11                                 2,577,540      2,577,540
& Community Health Systems, Inc.
     Term Loan
     6.97%, due 8/19/11                                 7,909,811      7,903,633
  Concentra Operating Corp.
     Term Loan


                                     9 of 18

     7.62%, due 9/30/11                                 6,074,186      6,076,088
  DaVita, Inc.
     Term Loan B
     7.436%, due 10/5/12                                6,786,871      6,793,535
  Fresenius Medical Care Holdings, Inc.
     Term Loan
     6.851%, due 3/31/13                                6,982,500      6,916,557
  Gentiva Health Services, Inc.
     Term Loan B
     7.663%, due 3/31/13                                2,878,378      2,877,480
& HealthSouth Corp.
     Term Loan B
     8.52%, due 3/10/13                                 7,216,438      7,196,895
& Lifepoint Hospitals, Inc.
     Term Loan B
     7.125%, due 4/15/12                                7,275,229      7,239,864
  Quintiles Transnational Corp.
     Term Loan B
     7.50%, due 3/31/13                                 1,496,250      1,493,678
     Second Lien Term Loan C
     9.50%, due 3/31/14                                   500,000        505,781
  Rural/Metro Operating Co. LLC
     Letter of Credit Facility Deposits
     5.184%, due 3/4/11                                   411,765        412,794
     Term Loan B1
     7.492%, due 3/4/11                                 1,258,824      1,261,971
  Select Medical Corp.
     Term Loan B
     6.943%, due 2/24/12                                5,428,769      5,348,694
  Sunrise Medical Holdings, Inc.
     Term Loan B1
     8.441%, due 5/13/10                                3,862,202      3,862,202
  U.S. Oncology, Inc.
     Term Loan B
     7.759%, due 8/20/11                                5,951,206      5,958,645
  Vanguard Health Holding Co. LLC
     Replacement Term Loan
     7.867%, due 9/23/11                                6,893,055      6,913,162
  VWR International, Inc.
     Term Loan B
     7.77%, due 4/7/11                                  2,900,834      2,904,460
  Warner Chilcott Corp.
     Tranche C Term Loan
     7.61%, due 1/18/12                                 1,086,128      1,086,806
     Tranche D Term Loan
     7.61%, due 1/18/12                                   501,760        502,074
     Tranche B Term Loan
     7.62%, due 1/18/12                                 2,695,432      2,697,117
     Dovobet Delayed Draw Term Loan
     7.63%, due 1/18/12                                   110,134        110,169
     Dovonex Delayed Draw Term Loan
     7.805%, due 1/18/12                                  550,670        550,843
                                                                    ------------
                                                                      99,026,595
                                                                    ------------
  HOME & OFFICE FURNISHINGS, HOUSEWARES, &
     DURABLE CONSUMER PRODUCTS (1.8%)
  Berkline/Benchcraft Holdings LLC


                                    10 of 18

     Term Loan B
     9.248%, due 11/3/11                                3,006,250      2,487,672
     2nd Lien Term Loan
     15.508%, due 5/3/12                         (d)      750,000        225,000
  Jarden Corp.
     Term Loan B2
     7.249%, due 1/24/12                                  476,469        473,988
     Term Loan B1
     7.499%, due 1/24/12                                4,528,637      4,522,976
  National Bedding Co. LLC
     1st Lien Term Loan
     7.408%, due 8/31/11                                2,970,000      2,975,940
     2nd Lien Term Loan
     10.49%, due 8/31/12                                1,000,000      1,015,000
  Sealy Mattress Co.
     Tranche D Term Loan
     7.10%, due 4/6/12                                  2,917,779      2,916,869
  Simmons Co.
     Term Loan D
     7.494%, due 12/19/11                               2,531,970      2,537,510
                                                                    ------------
                                                                      17,154,955
                                                                    ------------
  HOTELS, MOTELS, INNS & GAMING (1.7%)
  Boyd Gaming Corp.
     Term Loan
     6.804%, due 6/30/11                                3,425,088      3,418,666
  Penn National Gaming, Inc.
     Term Loan B
     7.134%, due 10/3/12                                5,955,000      5,965,421
  Resorts International Holdings LLC
     Term Loan B
     9.50%, due 4/26/12                                   974,538        978,923
     2nd Lien Term Loan
     16.499%, due 4/26/13                                 382,409        396,351
  Venetian Casino Resort LLC/Las Vegas
     Sands, Inc.
     Delayed Draw Term Loan B
     7.25%, due 6/15/11                                 1,025,641      1,023,237
     Term Loan B
     7.25%, due 6/15/11                                 4,974,359      4,962,699
                                                                    ------------
                                                                      16,745,297
                                                                    ------------
  LEISURE, AMUSEMENT, MOTION PICTURES,
     ENTERTAINMENT (4.5%)
  Affinity Group, Inc.
     Term Loan
     7.90%, due 6/24/09                                 1,613,424      1,619,475
  AMC Entertainment, Inc.
     Term Loan
     7.525%, due 1/26/13                                4,477,500      4,488,694
  Bombardier Recreational Products, Inc.
     Term Loan
     8.24%, due 6/28/13                                 4,000,000      3,992,500
  Cedar Fair, L.P.
     Term Loan B
     (zero coupon), due 6/29/12                         1,000,000      1,002,500
  Easton-Bell Sports, Inc.
     Tranche B Term Loan


                                    11 of 18

     6.814%, due 3/16/12                                4,987,500      4,985,420
  Metro-Goldwyn-Mayer Studios, Inc.
     Term Loan A
     7.749%, due 4/8/11                                 1,952,381      1,951,161
     Tranche B Term Loan
     7.749%, due 4/8/12                                 5,985,000      5,990,614
  Regal Cinemas Corp.
     Term Loan
     7.238%, due 11/10/10                               5,245,653      5,214,059
  Six Flags Theme Parks, Inc.
     Tranche B-1 Term Loan
     7.609%, due 6/30/09                                6,287,865      6,330,534
  Universal City Development Partners, Ltd.
     Term Loan
     7.378%, due 6/9/11                                 3,949,622      3,947,154
  WMG Acquisition Corp.
     Term Loan
     7.311%, due 2/28/11                                4,900,738      4,905,026
                                                                    ------------
                                                                      44,427,137
                                                                    ------------
  MACHINERY (0.8%)
  Coinstar, Inc.
     Term Loan
     7.51%, due 7/7/11                                  1,127,210      1,130,732
  Flowserve Corp.
     Term Loan B
     7.228%, due 8/10/12                                3,883,581      3,882,370
  Gleason Corp.
     1st Lien Term Loan
     7.813%, due 6/30/13                                1,617,647      1,624,724
     2nd Lien Term Loan
     10.813%, due 12/30/13                                882,353        892,279
                                                                    ------------
                                                                       7,530,105
                                                                    ------------
  MINING, STEEL, IRON & NON-PRECIOUS METALS
     (1.8%)
  Magnum Coal Co.
     Funded Letter of Credit
     8.65%, due 3/21/13                                   454,545        455,682
     Term Loan
     8.75%, due 3/21/13                                 4,534,091      4,545,426
  Novelis Corp.
     U.S. Term Loan B1
     7.38%, due 1/9/12                                  4,039,901      4,056,315
  Novelis, Inc.
     Canadian Term Loan B2
     7.38%, due 1/9/12                                  2,326,004      2,335,454
  St. Marys Cement, Inc.
     Term Loan B
     7.499%, due 12/4/09                                3,929,496      3,929,496
  Tube City IMS Corp.
     First Lien Term Loan C
     8.25%, due 12/31/10                                1,970,113      1,970,113
                                                                    ------------
                                                                      17,292,486
                                                                    ------------
  OIL & GAS (2.1%)
  Babcock & Wilcox Co. (The)
     Synthetic Letter of Credit
     8.249%, due 2/22/12                                2,500,000      2,512,500


                                    12 of 18

  Dresser Rand Group, Inc.
     Term Loan B1
     7.271%, due 10/29/11                               2,584,559      2,600,067
  Dresser, Inc.
     Term Loan C
     7.90%, due 4/10/09                                   828,399        838,064
  EPCO Holdings, Inc.
     Term Loan A
     7.15%, due 8/18/08                                 1,776,996      1,777,552
     Institutional Term Loan C
     7.40%, due 8/18/10                                 1,980,000      1,986,496
  LB Pacific, L.P.
     Term Loan B
     7.95%, due 3/3/12                                  1,975,000      1,975,000
  Lyondell-Citgo Refining, L.P.
     Term Loan
     7.499%, due 5/21/07                                2,450,000      2,450,000
  Targa Resources, Inc.
     Term Loan
     7.39%, due 10/31/12                                4,805,660      4,812,095
     Synthetic Letter of Credit
     7.749%, due 10/31/12                               1,162,074      1,163,630
                                                                    ------------
                                                                      20,115,404
                                                                    ------------
  PERSONAL & NONDURABLE CONSUMER PRODUCTS
     (2.7%)
  ACCO Brands Corp.
     U.S. Term Loan
     7.116%, due 8/17/12                                2,728,553      2,725,142
  Hillman Companies, Inc.
     Term Loan B
     8.61%, due 3/31/11                                 1,989,822      2,002,258
  JohnsonDiversey, Inc.
     New Term Loan B
     7.63%, due 12/16/11                                2,969,720      2,984,568
  Mega Bloks, Inc.
     Term Loan B
     7.172%, due 7/26/12                                3,233,668      3,227,605
  Solo Cup Co.
     Term Loan B1
     7.842%, due 2/27/11                                6,129,122      6,145,720
  Spectrum Brands, Inc.
     Term Loan
     8.334%, due 2/6/12                                 3,969,174      3,966,197
  Visant Corp.
     Term Loan C
     7.068%, due 12/21/11                               5,584,523      5,605,465
                                                                    ------------
                                                                      26,656,955
                                                                    ------------
  PERSONAL TRANSPORTATION (0.4%)
  United Airlines, Inc.
     Tranche B Term Loan
     8.625%, due 2/1/12                                 3,500,000      3,537,188
     Delayed Draw Term Loan
     9.188%, due 2/1/12                                   500,000        505,313
                                                                    ------------
                                                                       4,042,501
                                                                    ------------
  PRINTING & PUBLISHING (2.8%)
  Dex Media East LLC


                                    13 of 18

     Term Loan B
     6.772%, due 5/8/09                                 1,655,108      1,643,615
  Dex Media West LLC
     Tranche B-1 Term Loan
     6.731%, due 3/9/10                                 1,706,623      1,695,245
     Tranche B2 Term Loan
     6.803%, due 3/9/10                                 2,687,652      2,669,021
  Hanley Wood LLC
     Delayed Draw Term Loan
     7.46%, due 8/1/12                                    618,076        617,562
     Closing Date Term Loan
     7.516%, due 8/1/12                                 5,174,697      5,170,387
  Merrill Communications LLC
     Term Loan
     7.692%, due 5/15/11                                5,472,500      5,486,181
  New Publishing Acquisition, Inc.
     Tranche B Term Loan
     8.16%, due 8/5/12                                  4,157,021      4,160,484
  R.H. Donnelley, Inc.
     Tranche A4 Term Loan
     6.73%, due 12/31/09                                  467,799        462,536
     Tranche D-2 Term Loan
     6.878%, due 6/30/11                                4,075,036      4,040,655
     Tranche D1 Term Loan
     6.922%, due 6/30/11                                  994,950        987,487
                                                                    ------------
                                                                      26,933,173
                                                                    ------------
  RETAIL STORE (3.0%)
  Advance Stores Co., Inc.
     Term Loan B
     6.833%, due 9/30/10                                  929,688        928,526
     Tranche B Term Loan
     6.874%, due 9/30/10                                  553,373        552,681
  Buffets, Inc.
     PF Letter of Credit
     4.879%, due 6/28/09                                1,000,000      1,000,000
     Term Loan
     8.996%, due 6/28/09                                1,993,272      1,993,272
  Eddie Bauer, Inc.
     Term Loan B
     9.65%, due 6/21/11                                 5,060,000      5,027,323
  Eye Care Centers of America, Inc.
     Term Loan B
     8.483%, due 3/1/12                                 4,937,500      4,940,586
& Jean Coutu Group (PJC), Inc. (The)
     Term Loan B
     8.00%, due 7/30/11                                 7,312,528      7,317,516
& Neiman Marcus Group, Inc. (The)
     Term Loan B
     7.77%, due 4/6/13                                  7,170,886      7,221,082
                                                                    ------------
                                                                      28,980,986
                                                                    ------------
  TELECOMMUNICATIONS (2.5%)
  Centennial Cellular Operating Co. LLC
     Term Loan
     7.68%, due 2/9/11                                  5,269,123      5,281,353
  Intelsat Subsidiary Holding Co.
     Term Loan


                                    14 of 18

     7.758%, due 6/30/13                                4,910,113      4,922,389
  Madison River Capital LLC
     Term Loan B1
     7.73%, due 7/29/12                                 4,000,000      4,000,000
  Nextel Partners Operating Corp.
     Tranche D Term Loan
     6.85%, due 5/31/12                                 1,818,182      1,816,287
  PanAmSat Corp.
     Term Loan B2
     8.008%, due 1/3/14                                 6,000,000      6,019,285
  Qwest Corp.
     Term Loan A
     12.00%, due 6/30/07                                2,400,000      2,436,000
                                                                    ------------
                                                                      24,475,314
                                                                    ------------
  TEXTILES & LEATHER (1.1%)
  Springs Windows Fashions LLC
     Term Loan B
     8.25%, due 12/31/12                                2,985,000      2,985,000
  St. Johns Knits International, Inc.
     Term Loan B
     7.75%, due 3/23/12                                 4,781,423      4,769,470
  William Carter Co. (The)
     Term Loan
     6.854%, due 7/14/12                                2,612,827      2,604,119
                                                                    ------------
                                                                      10,358,589
                                                                    ------------
  UTILITIES (5.2%)
  AES Corp.
     Term Loan
     7.125%, due 4/30/08                                2,000,000      2,002,812
  Calpine Generating Co. LLC
     First Lien Term Loan
     9.096%, due 4/1/09                                 5,000,000      5,117,855
  Cogentrix Delaware Holdings, Inc.
     Term Loan
     7.00%, due 4/14/12                                 2,061,657      2,062,086
  Covanta Energy Corp.
     Funded Letter of Credit
     5.46%, due 6/24/12                                 2,601,626      2,610,297
     Tranche C Term Loan
     7.703%, due 6/24/12                                1,864,329      1,870,543
  InfrastruX Group, Inc.
     Term Loan B
     8.375%, due 5/8/12                                   997,500        995,006
     Term Loan C
     11.875%, due 5/8/13                                1,000,000      1,017,500
  KGen LLC
     Tranche A Term Loan
     8.124%, due 8/5/11                                 4,937,500      4,863,438
  LSP Gen Finance Co. LLC
     Delayed Draw 1st Lien Term Loan
     0.50%, due 5/6/13                           (c)      223,504        221,204
     1st Lien Term Loan
     7.249%, due 5/6/13                                 5,277,778      5,253,590
     Second Lien Term Loan
     8.999%, due 5/5/14                                 1,750,000      1,763,855
  Midwest Generation LLC


                                    15 of 18

     Term Loan B
     7.266%, due 4/27/11                                2,232,839      2,232,839
  Mirant North America LLC
     Term Loan
     7.15%, due 1/3/13                                  6,473,734      6,428,651
  NRG Energy, Inc.
     Term Loan B
     7.231%, due 2/1/13                                 6,498,409      6,513,979
     Credit Link Deposit
     7.499%, due 2/1/13                                 1,485,305      1,487,161
  Pike Electric, Inc.
     Term Loan B
     6.875%, due 7/2/12                                 1,554,902      1,552,959
     Term Loan C
     6.875%, due 12/10/12                                 590,065        589,328
  Reliant Energy, Inc.
     Term Loan
     7.775%, due 4/30/10                                1,263,641      1,261,865
  Thermal North America, Inc.
     Term Loan B
     7.25%, due 10/12/13                                3,243,307      3,227,090
                                                                    ------------
                                                                      51,072,058
                                                                    ------------
  Total Floating Rate Loans
    (Cost $842,609,453)                                              837,191,005
                                                                    ------------




  FOREIGN FLOATING RATE LOANS (1.7%)             (B)

  BROADCASTING & ENTERTAINMENT (0.3%)
  Canadian Cable Acquisition Co., Inc.
     Term Loan B
     8.499%, due 8/01/11                                2,940,000      2,947,350
                                                                    ------------
  CHEMICALS, PLASTICS & RUBBER (1.0%)
  Brenntag Holding GmbH and Co.
     Acquisition Term Loan
     8.08%, due 1/20/14                                 1,315,636      1,328,793
     Term Loan B2
     8.08%, due 1/20/14                                 1,366,182      1,370,622

  Invista B.V.
     Tranche B1 Term Loan
     7.00%, due 4/29/11                                 4,294,953      4,294,953
     Tranche B2 Term Loan
     7.00%, due 4/29/11                                 2,042,729      2,042,729
                                                                    ------------
                                                                       9,037,097
                                                                    ------------
  RETAIL STORE (0.4%)
  Dollarama Group, L.P.
     Replacement Term Loan B
     7.485%, due 11/18/11                               3,940,125      3,945,050
                                                                    ------------
  Total Foreign Floating Rate Loans
     (Cost $15,986,521)                                               15,929,497
                                                                    ------------
  Total Long-Term Investments
     (Cost $862,602,632)                                             857,345,502
                                                                    ------------


                                    16 of 18

                                                        PRINCIPAL
                                                         AMOUNT        VALUE
                                                       ----------   ------------
  SHORT-TERM INVESTMENTS (13.0%)

  COMMERCIAL PAPER (8.5%)
  AIG Funding, Inc.
     5.24%, due 8/16/06                                10,000,000      9,978,167
  Caterpillar Financial Services Corp.
     5.22%, due 8/2/06                                  1,650,000      1,649,760
     5.24%, due 8/14/06                                 4,561,000      4,552,370
  ING US Funding LLC
     5.25%, due 8/4/06                                  1,700,000      1,699,256
  McGraw-Hill Cos. (The), Inc.
     5.22%, due 8/3/06                                 10,500,000     10,496,955
  Merrill Lynch & Co., Inc.
     5.31%, due 8/28/06                                10,000,000      9,960,175
  Minnesota Mining & Manufacturing Co.
     5.08%, due 8/24/06                                 5,000,000      4,983,740
  Morgan Stanley
     5.26%, due 8/2/06                                 10,000,000      9,998,539
  National Rural Utilities Cooperative
     Finance Corp.
     5.30%, due 8/21/06                                 5,000,000      4,985,278
     5.30%, due 8/23/06                                 5,000,000      4,983,805
  Swedish Export Credit Corp.
     5.23%, due 8/10/06                                10,000,000      9,986,925
  UBS Finance Delaware LLC
     5.235%, due 8/10/06                               10,000,000      9,986,912
                                                                    ------------
  Total Commercial Paper
     (Cost $83,261,882)                                               83,261,882
                                                                    ------------
  FEDERAL AGENCY (1.0%)
  Federal National Mortgage Association
     (Discount Note)
      5.20%, due 8/7/06                                10,000,000      9,991,333
                                                                    ------------
  Total Federal Agency
     (Cost $9,991,333)                                                 9,991,333
                                                                    ------------
  REPURCHASE AGREEMENT (3.5%)
  Wachovia Capital Market, LLC 5.27%, dated
     7/31/06 due 8/1/06 Proceeds at Maturity
     33,698,932 (Collateralized by various
     bonds with a Principal Amount of
     $35,364,000 and a Market Value of
     $34,368,311)                                      33,694,000     33,694,000
                                                                    ------------
  Total Repurchase Agreement
     (Cost $33,694,000)                                               33,694,000
                                                                    ------------
  Total Short-Term Investments
     (Cost $126,947,215)                                             126,947,215
                                                                    ------------
  Total Investments
     (Cost $989,549,847)                         (e)        100.8%   984,292,717(f)
  Liabilities in Excess of
     Cash and Other Assets                                   (0.8)    (7,623,306)
                                                       ----------   ------------
  Net Assets                                                100.0%  $976,669,411
                                                       ==========   ============


                                    17 of 18

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(b) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c) This security has additional commitments and contingencies. Principal Amount and Value include unfunded commitment.

(d) Illiquid Security. The total market value of these securities at July 31, 2006 is $225,000, which represents 0.0% of the Fund's net assets.

(e) The cost stated also represents the aggregate cost for federal tax purposes.

(f) At July 31, 2006 net unrealized depreciation was $5,257,130, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $752,839 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $6,009,969.


                                    18 of 18

MAINSTAY GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                           SHARES       VALUE
                                                         ---------   ------------
AFFILIATED INVESTMENT COMPANIES (99.7%)        +
EQUITY FUNDS (99.7%)
MainStay All Cap Growth Fund                   (a)         253,530   $ 5,907,259
MainStay Common Stock Fund                     (b)       1,687,228    22,878,813
MainStay Growth Equity Fund                    (a) (b)     218,447     2,201,946
MainStay International Equity Fund                         938,921    14,468,773
MainStay Large Cap Growth Fund                           2,646,103    14,236,034
MainStay Large Cap Opportunity Fund            (b)          98,422     1,059,021
MainStay S&P 500 Index Fund                                177,525     5,270,727
MainStay Small Cap Opportunity Fund                         29,894       563,501
MainStay Value Fund                                        198,870     4,400,989
                                                                     -----------
Total Affiliated Investment Companies
   (Cost $70,624,507)                          (c)            99.7%   70,987,063(d)
Cash and Other Assets,
   Less Liabilities                                            0.3       245,399
                                                         ---------   -----------
Net Assets                                                   100.0%  $71,232,462
                                                         =========   ===========

+    Percentages indicated are based on Fund net assets.

(a)  Non-income producing.

(b) The Fund's ownership exceeds 5% of the outstanding shares of the underlying fund.

(c)  The cost for federal income tax purposes is $70,627,050.

(d) At July 31, 2006 net unrealized appreciation was $360,013 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,584,619 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,224,606.


                                     1 of 1

MAINSTAY GROWTH EQUITY FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                          SHARES        VALUE
                                                        ---------   ------------
  COMMON STOCKS (100.0%)                      ++

  AEROSPACE & DEFENSE (4.8%)
& Boeing Co. (The)                                          4,606   $    356,597
  Raytheon Co.                                              5,976        269,338
  United Technologies Corp.                                 4,109        255,539
                                                                    ------------
                                                                         881,474
                                                                    ------------
  AIR FREIGHT & LOGISTICS (1.5%)
  United Parcel Service, Inc. Class B                       4,043        278,603
                                                                    ------------
  BEVERAGES (5.9%)
  Anheuser-Busch Cos., Inc.                                 3,946        190,000
& Coca-Cola Co. (The)                                       8,660        385,370
& PepsiCo, Inc.                                             8,198        519,589
                                                                    ------------
                                                                       1,094,959
                                                                    ------------
  BIOTECHNOLOGY (3.9%)
& Amgen, Inc.                                 (a)           7,120        496,549
  Gilead Sciences, Inc.                       (a)           3,799        233,562
                                                                    ------------
                                                                         730,111
                                                                    ------------
  CAPITAL MARKETS (2.9%)
  Ameriprise Financial, Inc.                                3,024        134,870
  Charles Schwab Corp. (The)                                9,200        146,096
  Morgan Stanley                                            3,799        252,633
                                                                    ------------
                                                                         533,599
                                                                    ------------
  CHEMICALS (0.6%)
  Sigma-Aldrich Corp.                                       1,735        120,582
                                                                    ------------
  COMMUNICATIONS EQUIPMENT (4.5%)
& Cisco Systems, Inc.                         (a)          31,830        568,165
  Nokia Oyj, Sponsored ADR                    (b)           6,723        133,452
  Polycom, Inc.                               (a)           6,252        138,794
                                                                    ------------
                                                                         840,411
                                                                    ------------
  COMPUTERS & PERIPHERALS (5.0%)
  EMC Corp.                                   (a)          15,277        155,062
  Hewlett-Packard Co.                                       9,487        302,730
& International Business Machines Corp.                     5,963        461,596
                                                                    ------------
                                                                         919,388
                                                                    ------------
  CONSUMER FINANCE (2.6%)
  American Express Co.                                      5,940        309,236
  SLM Corp.                                                 3,428        172,428
                                                                    ------------
                                                                         481,664
                                                                    ------------
  DIVERSIFIED CONSUMER SERVICES (1.1%)
  ITT Educational Services, Inc.              (a)           2,990        201,586
                                                                    ------------


                                     1 of 4

  DIVERSIFIED FINANCIAL SERVICES (1.5%)
  CIT Group, Inc.                                           2,746        126,069
  Citigroup, Inc.                                           2,958        142,901
                                                                    ------------
                                                                         268,970
                                                                    ------------
  DIVERSIFIED TELECOMMUNICATION SERVICES
     (0.7%)
  NeuStar, Inc. Class A                       (a)           4,269        131,741
                                                                    ------------
  ELECTRICAL EQUIPMENT (1.3%)
  Emerson Electric Co.                                      3,170        250,176
                                                                    ------------

  ELECTRONIC EQUIPMENT & INSTRUMENTS (2.6%)
  Agilent Technologies, Inc.                  (a)           4,025        114,471
  Flextronics International, Ltd.             (a)          12,376        140,344
  Mettler-Toledo International, Inc.          (a)           2,145        131,982
  Solectron Corp.                             (a)          32,685         98,709
                                                                    ------------
                                                                         485,506
                                                                    ------------
  ENERGY EQUIPMENT & SERVICES (2.4%)
  BJ Services Co.                                           4,125        149,614
  ENSCO International, Inc.                                 3,419        158,026
  Halliburton Co.                                           3,897        130,004
                                                                    ------------
                                                                         437,644
                                                                    ------------
  FOOD & STAPLES RETAILING (3.1%)
  Costco Wholesale Corp.                                    4,906        258,841
  CVS Corp.                                                 9,386        307,110
                                                                    ------------
                                                                         565,951
                                                                    ------------
  FOOD PRODUCTS (0.8%)
  General Mills, Inc.                                       2,689        139,559
                                                                    ------------
  HEALTH CARE EQUIPMENT & SUPPLIES (4.3%)
  Becton, Dickinson & Co.                                   3,996        263,416
  C.R. Bard, Inc.                                           2,672        189,632
  DENTSPLY International, Inc.                              6,148        192,432
  Hospira, Inc.                               (a)           3,300        144,177
                                                                    ------------
                                                                         789,657
                                                                    ------------
  HEALTH CARE PROVIDERS & SERVICES (3.6%)
  Caremark Rx, Inc.                                         5,597        295,522
  Laboratory Corp. of America Holdings        (a)           3,251        209,429
  UnitedHealth Group, Inc.                                  3,224        154,204
                                                                    ------------
                                                                         659,155
                                                                    ------------
  HEALTH CARE TECHNOLOGY (1.0%)
  IMS Health, Inc.                                          6,658        182,696
                                                                    ------------
  HOTELS, RESTAURANTS & LEISURE (0.8%)
  McDonald's Corp.                                          4,076        144,250
                                                                    ------------
  INDUSTRIAL CONGLOMERATES (4.8%)
& General Electric Co.                                     23,042        753,243
  Tyco International, Ltd.                                  4,985        130,059
                                                                    ------------
                                                                         883,302
                                                                    ------------


                                     2 of 4

  INSURANCE (1.9%)
  American International Group, Inc.                        3,322        201,546
  Assurant, Inc.                                            3,179        153,132
                                                                    ------------
                                                                         354,678
                                                                    ------------
  INTERNET SOFTWARE & SERVICES (0.9%)
  Google, Inc. Class A                        (a)             423        163,532
                                                                    ------------
  IT SERVICES (3.2%)
  Accenture, Ltd. Class A                                   4,417        129,241
  Automatic Data Processing, Inc.                           4,196        183,617
  First Data Corp.                                          4,029        164,585
  Paychex, Inc.                                             3,422        116,964
                                                                    ------------
                                                                         594,407
                                                                    ------------
  LIFE SCIENCES TOOLS & SERVICES (0.8%)
  Pharmaceutical Product Development, Inc.                  3,983        153,266
                                                                    ------------
  MACHINERY (1.9%)
  Caterpillar, Inc.                                         2,757        195,389
  Parker Hannifin Corp.                                     2,273        164,202
                                                                    ------------
                                                                         359,591
                                                                    ------------
  MEDIA (3.1%)
  CBS Corp. Class B                                         5,121        140,469
  McGraw-Hill Cos., Inc. (The)                              3,404        191,645
  Walt Disney Co. (The)                                     8,033        238,500
                                                                    ------------
                                                                         570,614
                                                                    ------------
  MULTILINE RETAIL (1.9%)
  Dollar Tree Stores, Inc.                    (a)           6,753        179,630
  J.C. Penney Co., Inc.                                     2,874        180,947
                                                                    ------------
                                                                         360,577
                                                                    ------------
  MULTI-UTILITIES (0.8%)
  Duke Energy Corp.                                         4,609        139,745
                                                                    ------------
  OIL, GAS & CONSUMABLE FUELS (1.6%)
  Devon Energy Corp.                                        2,417        156,235
  Occidental Petroleum Corp.                                1,352        145,678
                                                                    ------------
                                                                         301,913
                                                                    ------------
  PHARMACEUTICALS (7.5%)
  Abbott Laboratories                                       4,363        208,420
  AstraZeneca PLC, Sponsored ADR              (b)           2,894        176,621
& Johnson & Johnson                                         9,022        564,326
  Novartis AG, ADR                            (b)           2,390        134,366
  Wyeth                                                     6,123        296,782
                                                                    ------------
                                                                       1,380,515
                                                                    ------------
  ROAD & RAIL (0.6%)
  CSX Corp.                                                 1,990        120,753
                                                                    ------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
     (5.2%)
  Freescale Semiconductor, Inc. Class B       (a)           6,583        187,747
  Lam Research Corp.                          (a)           3,243        134,876
  Microchip Technology, Inc.                                3,949        127,395
  National Semiconductor Corp.                              5,821        135,396


                                     3 of 4

& Texas Instruments, Inc.                                12,395          369,123
                                                                    ------------
                                                                         954,537
                                                                    ------------
  SOFTWARE (6.2%)
  BEA Systems, Inc.                         (a)          11,428          134,165
& Microsoft Corp.                                        28,690          689,421
  Oracle Corp.                              (a)          21,819          326,630
                                                                    ------------
                                                                       1,150,216
                                                                    ------------
  SPECIALTY RETAIL (4.7%)
  Best Buy Co., Inc.                                      4,314          195,597
  Home Depot, Inc. (The)                                 10,072          349,599
  Staples, Inc.                                           8,319          179,857
  Tiffany & Co.                                           4,703          148,568
                                                                    ------------
                                                                         873,621
                                                                    ------------
  Total Common Stocks
     (Cost $18,828,798)                                               18,498,949
                                                                    ------------
  Total Investments
     (Cost $18,828,798)                     (c)           100.0%      18,498,949(d)
  Cash and Other Assets,
     Less Liabilities                                       0.0(e)         7,614
                                                      ---------     ------------
  Net Assets                                              100.0%    $ 18,506,563
                                                      =========     ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  ADR - American Depositary Receipt.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

(d) At July 31, 2006 net unrealized depreciation was $329,849, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $418,232 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $748,081.

(e)  Less than one tenth of a percent.


                                     4 of 4

MAINSTAY INCOME MANAGER FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  LONG-TERM BONDS (42.8%)                    +

  ASSET-BACKED SECURITIES (0.9%)
  AIRLINES (0.0%)                            ++
  Continental Airlines, Inc.
     Series 1992-2, Class A1
     7.256%, due 3/15/20                               $   34,260   $     35,494
                                                                    ------------
  AUTO COMPONENTS (0.2%)
  Drive Auto Receivables Trust
     Series 2005-3, Class A4
     5.09%, due 6/17/13                      (a)          500,000        493,680
                                                                    ------------
  CONSUMER FINANCE (0.4%)
  Chase Issuance Trust
     Series 2005, Class A-10
     4.65%, due 12/17/12                                  750,000        731,659
  Residential Asset Mortgage Products,
     Inc.
     Series 2003-RZ5, Class A7
     4.97%, due 9/25/33                                   500,000        486,765
  Residential Asset Securities Corp.
     Series 2003-KS9, Class AI6
     4.71%, due 11/25/33                                  100,000         95,922
  Saxon Asset Securities Trust
     Series 2003-1, Class AF5
     4.955%, due 6/25/33                                   96,707         95,409
                                                                    ------------
                                                                       1,409,755
                                                                    ------------
  DIVERSIFIED FINANCIAL SERVICES (0.3%)
  Centex Home Equity
     Series 2004-B, Class AF4
     4.122%, due 1/25/32                                  500,000        487,499
  Equity One ABS, Inc.
     Series 2003-4, Class AF6
     4.833%, due 10/25/34                                 500,000        490,419
                                                                    ------------
                                                                         977,918
                                                                    ------------
  Total Asset-Backed Securities
     (Cost $2,943,677)                                                 2,916,847
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  COMMERCIAL MORTGAGE LOANS

     (COLLATERALIZED MORTGAGE
     OBLIGATIONS) (2.1%)
  Banc of America Commercial Mortgage,
     Inc.
     Series 2005-6, Class A4
     5.182%, due 9/10/47                     (b)        1,000,000        968,390
     Series 2006-2, Class AAB


                                     1 of 27

     5.723%, due 5/10/45                     (b)          500,000        503,790
  Bear Stearns Adjustable Rate Mortgage
     Trust
     Series 2005-8, Class A4
     5.095%, due 8/25/35                     (a) (b)      500,000        471,337
  Bear Stearns Commercial Mortgage
     Securities
     Series 2006-PW12, Class AAB
     5.686%, due 9/11/38                     (b)          250,000        251,204
  Citigroup/Deutsche Bank Commercial
     Mortgage Trust
     Series 2005-CD1, Class AM
     5.226%, due 7/15/44                     (b)        1,000,000        967,961
  GMAC Commercial Mortgage Securities,
     Inc.
     Series 2006-C1, Class A4
     5.238%, due 11/10/45                    (b)        1,000,000        965,238
  LB-UBS Commercial Mortgage Trust
     Series 2006-C4, Class AAB
     5.875%, due 6/15/32                     (b)          300,000        305,243
  Merrill Lynch Mortgage Trust
     Series 2005-MKB2, Class A4
     5.204%, due 9/12/42                     (b)        1,000,000        966,191
  Structured Adjustable Rate Mortgage
     Loan Trust
     Series 2005-22, Class 5A2
     6.03%, due 12/25/35                     (b)          887,595        880,660
  Wachovia Bank Commercial Mortgage
     Trust
     Series 2005-C18, Class A4
     4.935%, due 4/15/42                                1,000,000        947,507

                                                                    ------------
  Total Commercial Mortgage Loans
     (Cost $7,411,557)                                                 7,227,521
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  CORPORATE BONDS (11.4%)

  ADVERTISING (0.1%)
  R.H. Donnelley Corp.
     8.875%, due 1/15/16                                  400,000        398,500
                                                                    ------------
  AEROSPACE & DEFENSE (0.2%)
  DRS Technologies, Inc.
     7.625%, due 2/1/18                                   250,000        249,375
  Lockheed Martin Corp.
     7.65%, due 5/1/16                                    100,000        112,993
  Northrop Grumman Corp.
     7.125%, due 2/15/11                                  100,000        105,984
  Raytheon Co.
     6.40%, due 12/15/18                                   50,000         51,774
     6.75%, due 8/15/07                                    58,000         58,556
  TransDigm, Inc.
     7.75%, due 7/15/14                      (a)          100,000         99,750
                                                                    ------------
                                                                         678,432
                                                                    ------------
  AGRICULTURE (0.0%)                         ++
  Archer-Daniels-Midland Co.
     8.125%, due 6/1/12                                   100,000        112,124
                                                                    ------------
  AUTO MANUFACTURERS (0.1%)
  DaimlerChrysler N.A. Holding Corp.
     7.30%, due 1/15/12                                   250,000        262,832
                                                                    ------------
  BANKS (0.9%)


                                     2 of 27

  Bank of America Corp.
     5.875%, due 2/15/09                                  500,000        505,563
  Bank One Corp.
     Series A
     6.00%, due 2/17/09                                   250,000        252,988
  Deutsche Bank Financial, Inc.
     7.50%, due 4/25/09                                   100,000        104,853
  FleetBoston Financial Corp.
     3.85%, due 2/15/08                                   250,000        244,174
  Key Bank N.A.
     5.80%, due 7/1/14                                    175,000        174,461
  PNC Bank N.A.
     5.25%, due 1/15/17                                    75,000         71,317
  Popular North America, Inc.
     5.65%, due 4/15/09                                   375,000        373,839
  SunTrust Banks, Inc.
     5.45%, due 12/1/17                                    50,000         48,328
  U.S. Bancorp
     Series N
     3.95%, due 8/23/07                                   250,000        245,223
  Wachovia Bank N.A.
     4.875%, due 2/1/15                                   350,000        327,632
  Wachovia Corp.
     6.25%, due 8/4/08                                    100,000        101,180
  Wells Fargo Bank N.A.
     5.75%, due 5/16/16                                   300,000        298,961
     6.45%, due 2/1/11                                    250,000        259,576
                                                                    ------------
                                                                       3,008,095
                                                                    ------------
  BEVERAGES (0.1%)
  Anheuser-Busch Cos., Inc.
     5.75%, due 4/1/10                                    100,000        101,350
  Coca-Cola Enterprises, Inc.
     7.00%, due 5/15/98                                   100,000        106,352
  Le-Natures, Inc.
     10.00%, due 6/15/13                     (a)          250,000        265,000
                                                                    ------------
                                                                         472,702
                                                                    ------------
  BUILDING MATERIALS (0.2%)
  Goodman Global Holdings Co., Inc.
     7.875%, due 12/15/12                    (c)          300,000        278,250
  Masco Corp.
     5.75%, due 10/15/08                                  200,000        199,767
  Nortek, Inc.
     8.50%, due 9/1/14                                    250,000        233,750
  NTK Holdings, Inc.
     (zero coupon), due 3/1/14               (c)          200,000        140,000
                                                                    ------------
                                                                         851,767
                                                                    ------------
  CHEMICALS (0.1%)
  Dow Chemical Co. (The)
     8.55%, due 10/15/09                                  100,000        108,730
  PQ Corp.
     7.50%, due 2/15/13                                   350,000        336,000
                                                                    ------------
                                                                         444,730
                                                                    ------------
  COMMERCIAL SERVICES (0.3%)
  Concentra Operating Corp.
     9.125%, due 6/1/12                                   150,000        155,625


                                     3 of 27

     9.50%, due 8/15/10                                   197,000        204,387
  Hertz Corp. (The)
     8.875%, due 1/1/14                      (a)          300,000        312,750
  Iron Mountain, Inc.
     8.75%, due 7/15/18                                   250,000        253,750
  United Rentals, Inc.
     7.75%, due 11/15/13                     (c)          300,000        285,750
                                                                    ------------
                                                                       1,212,262
                                                                    ------------
  COMPUTERS (0.2%)
  Activant Solutions, Inc.
     9.50%, due 5/1/16                       (a)          250,000        236,250
  SunGard Data Systems, Inc.
     9.125%, due 8/15/13                                  350,000        357,437
                                                                    ------------
                                                                         593,687
                                                                    ------------
  DIVERSIFIED FINANCIAL SERVICES (2.1%)
  American General Finance Corp.
     Series H
     4.50%, due 11/15/07                                  250,000        246,949
  Ameriprise Financial, Inc.
     5.35%, due 11/15/10                                   50,000         49,484
  Bear Stearns Cos., Inc. (The)
     5.70%, due 1/15/07                                   250,000        250,092
  Boeing Capital Corp.
     5.75%, due 2/15/07                                   250,000        250,406
  Capital One Bank
     5.125%, due 2/15/14                                  100,000         95,301
  Caterpillar Financial Services Corp.
     4.30%, due 6/1/10                                     50,000         47,956
  Citigroup, Inc.
     3.50%, due 2/1/08                                    500,000        486,183
     5.875%, due 2/22/33                                  250,000        239,162
  Countrywide Financial Corp.
     6.25%, due 5/15/16                                   500,000        497,567
  Countrywide Home Loans, Inc.
     5.625%, due 5/15/07                                  100,000        100,002
  Credit Suisse First Boston USA, Inc.
     4.625%, due 1/15/08                                  250,000        247,219
  General Electric Capital Corp.
     6.00%, due 6/15/12                                   500,000        511,001
     Series A
     6.75%, due 3/15/32                                   250,000        271,930
  General Motors Acceptance Corp.
     6.875%, due 9/15/11                                  300,000        290,488
  Goldman Sachs Group, Inc. (The)
     5.70%, due 9/1/12                                    150,000        149,350
  HSBC Finance Corp.
     4.75%, due 7/15/13                                 1,000,000        941,175
     6.375%, due 10/15/11                                  50,000         51,569
  John Deere Capital Corp.
     3.90%, due 1/15/08                                   250,000        244,544
  Jostens IH Corp.
     7.625%, due 10/1/12                                  300,000        290,625
  JPMorgan Chase & Co.
     5.75%, due 1/2/13                                    250,000        250,138
  Lehman Brothers Holdings, Inc.
     5.75%, due 7/18/11                                   125,000        125,479
     7.00%, due 2/1/08                                    150,000        152,996


                                     4 of 27

  MBNA Corp.
     6.125%, due 3/1/13                                   100,000        102,565
  Merrill Lynch & Co., Inc.
     Series B
     4.00%, due 11/15/07                                  250,000        245,944
  Morgan Stanley
     6.60%, due 4/1/12                                    125,000        130,681
     6.75%, due 10/15/13                                  125,000        130,504
  National Rural Utilities Cooperative
     Finance Corp.
     5.75%, due 8/28/09                                   250,000        251,825
  Pricoa Global Funding I
     4.625%, due 6/25/12                     (a)          200,000        189,699
  Rainbow National Services LLC
     10.375%, due 9/1/14                     (a)          300,000        335,250
  Residential Capital Corp.
     6.375%, due 6/30/10                                   25,000         24,916
  Textron Financial Corp.
     4.125%, due 3/3/08                                    25,000         24,440
  Toyota Motor Credit Corp.
     4.25%, due 3/15/10                                    50,000         48,058
                                                                    ------------
                                                                       7,273,498
                                                                    ------------
  ELECTRIC (1.1%)
  Alabama Power Co.
     Series FF
     5.20%, due 1/15/16                                    50,000         48,053
  American Electric Power Co., Inc.
     Series C
     5.375%, due 3/15/10                                  100,000         99,050
  Arizona Public Service Co.
     5.50%, due 9/1/35                                    325,000        276,066
  Constellation Energy Group, Inc.
     6.35%, due 4/1/07                                    100,000        100,408
  Consumers Energy Co.
     Series C
     4.25%, due 4/15/08                                   125,000        122,080
     Series B
     5.375%, due 4/15/13                                  100,000         96,803
  Dominion Resources, Inc.
     Series B
     6.25%, due 6/30/12                                   100,000        101,276
  DTE Energy Co.
     Series A
     6.65%, due 4/15/09                                   100,000        102,275
  Duke Energy Corp.
     6.25%, due 1/15/12                                   125,000        128,254
  FirstEnergy Corp.
     Series A
     5.50%, due 11/15/06                                  100,000         99,963
     Series B
     6.45%, due 11/15/11                                  125,000        128,484
  Illinois Power Co.
     7.50%, due 6/15/09                                   100,000        104,624
  Niagara Mohawk Power Corp.
     7.75%, due 10/1/08                                   100,000        104,362
  Northern States Power Co.
     6.875%, due 8/1/09                                   100,000        103,126
  NRG Energy, Inc.
     7.375%, due 2/1/16                                   350,000        342,125


                                     5 of 27

  Pacific Gas & Electric Co.
     4.80%, due 3/1/14                                    100,000         94,173
  Peco Energy Co.
     3.50%, due 5/1/08                                    100,000         96,699
  Pepco Holdings, Inc.
     6.45%, due 8/15/12                                   400,000        407,794
     7.45%, due 8/15/32                                    50,000         55,050
  Progress Energy, Inc.
     5.625%, due 1/15/16                                   50,000         48,524
     6.85%, due 4/15/12                                    25,000         26,171
     7.10%, due 3/1/11                                    100,000        105,660
  PSE&G Power LLC
     7.75%, due 4/15/11                                   100,000        107,582
  Public Service Electric & Gas Co.
     6.375%, due 5/1/08                                   750,000        759,861
  San Diego Gas & Electric Co.
     5.35%, due 5/15/35                                    50,000         45,063
  Southern California Edison Co.
     6.65%, due 4/1/29                                    100,000        103,201
  Union Electric Co.
     5.40%, due 2/1/16                                     50,000         48,065
                                                                    ------------
                                                                       3,854,792
                                                                    ------------
  ENTERTAINMENT (0.4%)
  Isle of Capri Casinos, Inc.
     7.00%, due 3/1/14                                    350,000        334,250
  Marquee, Inc.
     Series B
     8.625%, due 8/15/12                                  300,000        306,375
  Pokagon Gaming Authority
     10.375%, due 6/15/14                    (a)           40,000         41,800
  Tunica-Biloxi Gaming Authority
     9.00%, due 11/15/15                     (a)          250,000        255,000
  Warner Music Group
     7.375%, due 4/15/14                                  200,000        193,000
  WMG Holdings Corp.
     (zero coupon), due 12/15/14
     9.50%, beginning 12/15/09                            200,000        144,500
                                                                    ------------
                                                                       1,274,925
                                                                    ------------
  ENVIRONMENTAL CONTROL (0.2%)
  Allied Waste North America
     7.875%, due 4/15/13                                  250,000        252,500
  Republic Services, Inc.
     6.75%, due 8/15/11                                    25,000         26,046
  Waste Services, Inc.
     9.50%, due 4/15/14                                   250,000        255,000
                                                                    ------------
                                                                         533,546
                                                                    ------------
  FOOD (0.3%)
  Corn Products International, Inc.
     8.25%, due 7/15/07                                   500,000        509,058
  General Mills, Inc.
     3.875%, due 11/30/07                                 100,000         97,622
  Kellogg Co.
     Series B
     7.45%, due 4/1/31                                    100,000        115,257
  Kroger Co. (The)
     4.95%, due 1/15/15                                   100,000         91,932


                                     6 of 27

  Pepsi Bottling Holdings, Inc.
     5.625%, due 2/17/09                     (a)          100,000        100,497
  Safeway, Inc.
     6.50%, due 3/1/11                                    100,000        101,979
  Unilever Capital Corp.
     7.125%, due 11/1/10                                  100,000        105,659
                                                                    ------------
                                                                       1,122,004
                                                                    ------------
  FOREST PRODUCTS & PAPER (0.1%)
  Buckeye Technologies, Inc.
     8.00%, due 10/15/10                                  350,000        333,375
  Verso Paper Holdings LLC/Verson
     Paper, Inc.
     9.125%, due 8/1/14                      (a)           35,000         35,000
  Weyerhaeuser Co.
     6.75%, due 3/15/12                                   100,000        103,133
                                                                    ------------
                                                                         471,508
                                                                    ------------
  GAS (0.0%)                                 ++
  Atmos Energy Corp.
     4.00%, due 10/15/09                                   50,000         47,369
                                                                    ------------
  HEALTH CARE-SERVICES (0.1%)
  Aetna, Inc.
     7.875%, due 3/1/11                                    50,000         54,270
  Quest Diagnostics, Inc.
     5.125%, due 11/1/10                                   25,000         24,499
  Res-Care, Inc.
     7.75%, due 10/15/13                                  350,000        345,625
  WellPoint, Inc.
     5.00%, due 12/15/14                                   50,000         47,090
                                                                    ------------
                                                                         471,484
                                                                    ------------
  HOME BUILDERS (0.1%)
  Centex Corp.
     4.875%, due 8/15/08                                  100,000         98,045
  Lennar Corp.
     Series B
     5.125%, due 10/1/10                                  100,000         96,076
  Meritage Homes Corp.
     6.25%, due 3/15/15                                   300,000        246,750
                                                                    ------------
                                                                         440,871
                                                                    ------------
  HOME FURNISHINGS (0.1%)
  ALH Finance LLC/ALH Finance Corp.
     8.50%, due 1/15/13                      (c)          300,000        292,500
                                                                    ------------
  INSURANCE (0.4%)
  Allstate Corp. (The)
     7.20%, due 12/1/09                                   100,000        105,228
  American International Group, Inc.
     4.70%, due 10/1/10                      (a)          100,000         97,083
     6.25%, due 5/1/36                       (a)          450,000        447,673
  ASIF Global Financing XVIII
     3.85%, due 11/26/07                     (a)           50,000         48,960
  Berkshire Hathaway Finance Corp.
     4.625%, due 10/15/13                                 100,000         94,093
  Hartford Financial Services Group,
     Inc. (The)
     5.55%, due 8/16/08                                   500,000        500,264
  Nationwide Financial Services, Inc.


                                     7 of 27

     5.10%, due 10/1/15                                    25,000         23,360
  Principal Life Income Funding Trust
     5.20%, due 11/15/10                                   25,000         24,673
                                                                    ------------
                                                                       1,341,334
                                                                    ------------
  LEISURE TIME (0.2%)
  Leslie's Poolmart, Inc.
     7.75%, due 2/1/13                                    300,000        291,000
  Worldspan, L.P./W.S. Financing Corp.
     11.42%, due 2/15/11                     (b) (c)      250,000        245,000
                                                                    ------------
                                                                         536,000
                                                                    ------------
  LODGING (0.1%)
  Boyd Gaming Corp.
     7.125%, due 2/1/16                                   300,000        284,625
  Harrah's Operating Co., Inc.
     5.625%, due 6/1/15                                    50,000         46,645
                                                                    ------------
                                                                         331,270
                                                                    ------------
  MACHINERY - CONSTRUCTION & MINING
     (0.0%)                                  ++
  Caterpillar, Inc.
     7.25%, due 9/15/09                                   100,000        105,372
                                                                    ------------
  MEDIA (0.7%)
  Belo Corp.
     8.00%, due 11/1/08                                   750,000        782,396
  CBD Media Holdings/CBD Holdings
     Finance, Inc.
     9.25%, due 7/15/12                                   250,000        245,625
  Charter Communications Operating LLC
     8.00%, due 4/30/12                      (a)          300,000        299,250
  Clear Channel Communications, Inc.
     6.00%, due 11/1/06                                    50,000         50,020
  Comcast Cable Communications
     Holdings, Inc.
     8.375%, due 3/15/13                                  150,000        167,998
  Comcast Corp.
     6.45%, due 3/15/37                                   100,000         94,893
     6.50%, due 1/15/15                                   100,000        101,690
  Houghton Mifflin Co.
     9.875%, due 2/1/13                                   200,000        207,250
  News America Holdings, Inc.
     9.25%, due 2/1/13                                    100,000        117,499
  Time Warner, Inc.
     7.625%, due 4/15/31                                  250,000        268,819
  Walt Disney Co. (The)
     7.00%, due 3/1/32                                    100,000        109,643
                                                                    ------------
                                                                       2,445,083
                                                                    ------------
  MINING (0.1%)
  Alcoa, Inc.
     4.25%, due 8/15/07                                   250,000        245,842
                                                                    ------------
  OFFICE FURNISHINGS (0.1%)
  Tempur-Pedic, Inc. and Tempur
     Production USA, Inc.
     10.25%, due 8/15/10                                  250,000        261,875
                                                                    ------------
  OIL & GAS (0.8%)
  Chesapeake Energy Corp.
     6.625%, due 1/15/16                                  250,000        238,125


                                     8 of 27

  Comstock Resources, Inc.
     6.875%, due 3/1/12                                   300,000        282,000
  Devon Financing Corp. LLC
     6.875%, due 9/30/11                                  125,000        131,311
  Enterprise Products Operating, L.P.
     4.95%, due 6/1/10                                    100,000         96,668
  Hilcorp Energy I, L.P./Hilcorp
     Finance Co.
     9.00%, due 6/1/16                       (a) (c)       40,000         41,400
  Motiva Enterprises LLC
     5.20%, due 9/15/12                      (a)          200,000        196,638
  Pemex Project Funding Master Trust
     5.75%, due 12/15/15                     (a)          500,000        476,341
     7.375%, due 12/15/14                                 800,000        852,022
  Stone Energy Corp.
     8.24%, due 7/15/10                      (a)          250,000        250,000
  USX Corp.
     6.85%, due 3/1/08                                    100,000        101,879
  Valero Energy Corp.
     6.125%, due 4/15/07                                  100,000        100,240
                                                                    ------------
                                                                       2,766,624
                                                                    ------------
  PACKAGING & CONTAINERS (0.1%)
  Graham Packaging Co., Inc.
     8.50%, due 10/15/12                                  350,000        339,500
                                                                    ------------
  PHARMACEUTICALS (0.2%)
  Bristol-Myers Squibb Co.
     5.75%, due 10/1/11                                   150,000        151,128
  Eli Lilly & Co.
     4.50%, due 3/15/18                                   100,000         89,452
  Merck & Co., Inc.
     4.75%, due 3/1/15                                    100,000         92,537
  Pfizer, Inc.
     4.65%, due 3/1/18                                     50,000         45,711
  Pharmacia Corp.
     6.60%, due 12/1/28                                    50,000         54,438
  Schering-Plough Corp.
     5.55%, due 12/1/13                                   100,000         97,997
                                                                    ------------
                                                                         531,263
                                                                    ------------
  PIPELINES (0.2%)
  Duke Capital LLC
     7.50%, due 10/1/09                                   350,000        369,141
  MarkWest Energy Partners,
     L.P./MarkWest Energy
     Finance Corp.
     Series B
     6.875%, due 11/1/14                                  250,000        231,250
  Targa Resources, Inc.
     8.50%, due 11/1/13                      (a)          250,000        245,000
                                                                    ------------
                                                                         845,391
                                                                    ------------
  REAL ESTATE (0.2%)
  Archstone-Smith Operating Trust
     5.25%, due 5/1/15                                     25,000         23,781
  Avalonbay Communities, Inc.
     6.125%, due 11/1/12                                  250,000        254,699
  Camden Property Trust
     4.375%, due 1/15/10                                   65,000         62,560
  EOP Operating, L.P.
     7.00%, due 7/15/11                                   100,000        104,648


                                     9 of 27

  ERP Operating, L.P.
     7.125%, due 10/15/17                                 100,000        107,926
  New Plan Excel Realty Trust
     5.25%, due 9/15/15                                   125,000        116,753
  Simon Property Group, L.P.
     6.375%, due 11/15/07                                 100,000        100,409
                                                                    ------------
                                                                         770,776
                                                                    ------------
  RETAIL (0.2%)
  May Department Stores Co. (The)
     5.95%, due 11/1/08                                   100,000        100,552
  Neiman Marcus Group, Inc. (The)
     9.00%, due 10/15/15                     (d)          300,000        316,125
  Yum! Brands, Inc.
     6.25%, due 4/15/16                                   125,000        125,255
                                                                    ------------
                                                                         541,932
                                                                    ------------
  SAVINGS & LOANS (0.2%)
  Washington Mutual Bank
     5.95%, due 5/20/13                                   500,000        499,777
  Washington Mutual, Inc.
     7.50%, due 8/15/06                                   250,000        250,158
                                                                    ------------
                                                                         749,935
                                                                    ------------
  TELECOMMUNICATIONS (0.9%)
  ALLTEL Corp.
     4.656%, due 5/17/07                                   74,000         73,714
  Ameritech Capital Funding Corp.
     6.55%, due 1/15/28                                   100,000         95,891
  BellSouth Corp.
     6.00%, due 10/15/11                                  250,000        251,890
  CenturyTel, Inc.
     Series F
     6.30%, due 1/15/08                                   250,000        251,818
  Cincinnati Bell, Inc.
     8.375%, due 1/15/14                     (c)          300,000        294,000
  Embarq Corp.
     6.738%, due 6/1/13                                   300,000        302,881
  GCI, Inc.
     7.25%, due 2/15/14                                   400,000        382,000
  GTE South, Inc.
     Series C
     6.00%, due 2/15/08                                   300,000        300,656
  Motorola, Inc.
     4.608%, due 11/16/07                                 100,000         98,902
  New Cingular Wireless Services, Inc.
     7.875%, due 3/1/11                                   100,000        108,494
  Sprint Capital Corp.
     6.125%, due 11/15/08                                 150,000        151,798
     8.75%, due 3/15/32                                   350,000        426,309
  Verizon Global Funding Corp.
     5.85%, due 9/15/35                                   250,000        222,047
     7.75%, due 12/1/30                                   150,000        163,781
                                                                    ------------
                                                                       3,124,181
                                                                    ------------
  TEXTILES (0.2%)
  INVISTA
     9.25%, due 5/1/12                       (a)          300,000        310,500
  Simmons Co.


                                    10 of 27

     7.875%, due 1/15/14                     (c)          250,000        235,625
                                                                    ------------
                                                                         546,125
                                                                    ------------
  TRANSPORTATION (0.1%)
  Burlington Northern Santa Fe Corp.
     7.125%, due 12/15/10                                 100,000        105,905
  CSX Corp.
     7.45%, due 5/1/07                                    100,000        101,303
  FedEx Corp.
     2.65%, due 4/1/07                                     25,000         24,489
  Norfolk Southern Corp.
     6.75%, due 2/15/11                                   100,000        104,501
     7.05%, due 5/1/37                                     25,000         27,862
  Union Pacific Corp.
     6.65%, due 1/15/11                                   100,000        104,057
                                                                    ------------
                                                                         468,117
                                                                    ------------
  TRUCKING & LEASING (0.0%)                  ++
  TTX Co.
     5.00%, due 4/1/12                       (a)          100,000         96,662
                                                                    ------------
  Total Corporate Bonds
     (Cost $40,758,098)                                               39,864,910
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  FOREIGN BONDS (3.0%)
  BANKS (0.2%)
  Cathay United Bank Co., Ltd.
     5.50%, due 10/5/20                      (a) (b)      500,000        462,423
  China Development Bank
     5.00%, due 10/15/15                                  100,000         94,356
  Kreditanstalt fuer Wiederaufbau
     3.375%, due 1/23/08                                  250,000        243,305
                                                                    ------------
                                                                         800,084
                                                                    ------------
  BEVERAGES (0.0%)                           ++
  Diageo Capital PLC
     3.375%, due 3/20/08                                  100,000         96,692
                                                                    ------------
  CHEMICALS (0.1%)
  Ineos Group Holdings PLC
     8.50%, due 2/15/16                      (a)          250,000        234,375
                                                                    ------------
  DIVERSIFIED FINANCIAL SERVICES (0.1%)
  CIT Group Co. of Canada
     5.20%, due 6/1/15                                    250,000        236,976
  UFJ Finance Aruba AEC
     6.75%, due 7/15/13                                   100,000        105,313
                                                                    ------------
                                                                         342,289
                                                                    ------------
  FOREIGN GOVERNMENTS (1.9%)
  Dominican Republic
     9.04%, due 1/23/18                      (a)           38,254         41,219
  Federal Republic of Brazil
     7.875%, due 3/7/15                                   500,000        539,250
     8.75%, due 2/4/25                                    250,000        288,125
  People's Republic of China
     4.75%, due 10/29/13                                  150,000        142,579


                                    11 of 27

  Province of Ontario
     5.50%, due 10/1/08                                   250,000        250,938
  Republic of Argentina
     8.28%, due 12/31/33                                  211,374        198,163
  Republic of Colombia
     8.25%, due 12/22/14                                  300,000        324,750
  Republic of Costa Rica
     6.548%, due 3/20/14                     (a)          100,000         98,000
  Republic of Ecuador
     9.375%, due 12/15/15                    (a)          100,000        104,500
     12.00%, due 11/15/12                    (a)           71,400         73,185
  Republic of Indonesia
     6.875%, due 3/9/17                      (a)          175,000        173,906
  Republic of Italy
     5.625%, due 6/15/12                                  500,000        504,582
  Republic of Panama
     7.25%, due 3/15/15                                   250,000        258,375
  Republic of Peru
     8.375%, due 5/3/16                                    25,000         27,500
     9.875%, due 2/6/15                                   300,000        359,250
  Republic of Philippines
     8.875%, due 3/17/15                                  400,000        446,500
     9.875%, due 1/15/19                                  100,000        118,750
  Republic of Poland
     5.25%, due 1/15/14                                   200,000        195,231
  Republic of Serbia
     3.75%, due 11/1/24                      (a)           50,000         43,500
  Republic of South Africa
     6.50%, due 6/2/14                                    200,000        205,200
  Republic of Turkey
     7.25%, due 3/15/15                                   300,000        298,125
     7.375%, due 2/5/25                                   200,000        196,000
  Republic of Uruguay
     8.00%, due 11/18/22                                  225,000        225,563
  Republic of Venezuela
     8.50%, due 10/8/14                                   600,000        657,000
  Russian Federation
     5.00%, due 3/31/30
     7.50%, beginning 3/31/07                (a)          700,000        761,670
  Ukraine Government
     7.65%, due 6/11/13                      (a)          150,000        155,063
                                                                    ------------
                                                                       6,686,924
                                                                    ------------
  HOLDING COMPANIES - DIVERSIFIED
     (0.1%)
  JSG Funding PLC
     9.625%, due 10/1/12                                  350,000        362,250
                                                                    ------------
  INVESTMENT COMPANY (0.1%)
  Temasek Financial I, Ltd.
     4.50%, due 9/21/15                      (a)          150,000        138,127
                                                                    ------------
  MEDIA (0.0%)                               ++
  Thomson Corp. (The)
     5.75%, due 2/1/08                                     75,000         75,059
                                                                    ------------
  MINING (0.1%)
  Codelco, Inc.
     4.75%, due 10/15/14                     (a)          200,000        184,233
  Novelis, Inc.


                                    12 of 27

     8.00%, due 2/15/15                      (a)          300,000        290,250
                                                                    ------------
                                                                         474,483
                                                                    ------------
  OIL & GAS (0.1%)
  Petroliam Nasional Berhad
     7.75%, due 8/15/15                      (a)          325,000        368,112
                                                                    ------------
  SEMICONDUCTORS (0.1%)
  Sensata Technologies B.V.
     8.00%, due 5/1/14                       (a)          200,000        192,000
                                                                    ------------
  TELECOMMUNICATIONS (0.2%)
  Deutsche Telekom International
     Finance B.V.
     8.00%, due 6/15/10                                   250,000        269,793
  Intelsat Subsidiary Holding Co., Ltd.
     8.625%, due 1/15/15                                  300,000        297,000
  Telecom Italia Capital S.A.
     6.375%, due 11/15/33                                 100,000         92,652
  Vodafone Group PLC
     7.75%, due 2/15/10                                   100,000        106,255
                                                                    ------------
                                                                         765,700
                                                                    ------------
  Total Foreign Bonds
     (Cost $10,865,865)                                               10,536,095
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   ------------
  LOAN ASSIGNMENTS & PARTICIPATIONS (6.4%)   (e)

  AUTOMOBILE (0.2%)
  Goodyear Tire & Rubber Co. (The)
     Second Lien Term Loan
     7.954%, due 4/30/10                                  500,000        501,667
                                                                    ------------
  BEVERAGE, FOOD & TOBACCO (0.3%)
  Commonwealth Brands, Inc.
     New Term Loan
     7.75%, due 12/22/12                                  468,625        470,382
  Dole Food Co., Inc.
     Credit Link Deposit
     5.37%, due 4/12/13                                    46,512         45,504
     Tranche B Term Loan
     7.19%, due 4/12/13                                   104,390        102,128
     Tranche C Term Loan
     7.202%, due 4/12/13                                  347,965        340,426
                                                                    ------------
                                                                         958,440
                                                                    ------------
  BROADCASTING & ENTERTAINMENT (0.4%)
  Charter Communications Operating LLC
     Replacement Term Loan
     8.125%, due 4/28/13                                  500,000        500,552
  CSC Holdings, Inc.
     Incremental Term Loan
     7.034%, due 3/29/13                                  498,750        495,585
  Gray Television, Inc.
     Incremental Term Loan
     7.00%, due 11/22/12                                  497,500        496,878
                                                                    ------------
                                                                       1,493,015
                                                                    ------------


                                    13 of 27

  BUILDINGS & REAL ESTATE (0.4%)
  General Growth Properties, Inc.
     Tranche A1 Term Loan
     6.65%, due 2/24/10                                   500,000        493,239
  Macerich Partnership, L.P.
     Term Loan
     6.875%, due 4/26/10                                  500,000        497,500
  Trizec Properties, Inc.
     Term Loan B
     6.775%, due 5/2/07                                   500,000        499,063
                                                                    ------------
                                                                       1,489,802
                                                                    ------------
  CHEMICALS, PLASTICS & RUBBER (0.9%)
  Brenntag Holding GmbH and Co.
     Acquisition Term Loan
     8.08%, due 1/20/14                                   186,545        188,411
     Term Loan B2
     8.08%, due 1/20/14                                   763,455        765,936
  Celanese AG
     Dollar Term Loan
     7.499%, due 4/6/11                                   467,069        467,556
  Huntsman International LLC
     Term B Dollar Facility
     7.15%, due 8/16/12                                   487,994        485,210
  INEOS Group Holdings, Ltd.
     Tranche A4 Term Loan
     7.339%, due 12/17/12                                 500,000        501,459
  Rockwood Specialties Group, Inc.
     Tranche E Term Loan
     7.485%, due 7/30/12                                  664,626        665,457
                                                                    ------------
                                                                       3,074,029
                                                                    ------------
  CONTAINERS, PACKAGING & GLASS (0.1%)
  Graham Packaging Holdings Co.
     Incremental Term Loan B
     7.813%, due 10/7/11                                  498,734        499,669
                                                                    ------------
  DIVERSIFIED NATURAL RESOURCES,
     PRECIOUS METALS & MINERALS (0.1%)
  Georgia-Pacific Corp.
     Term Loan B
     7.346%, due 12/21/12                                 328,350        327,891
     Term Loan C
     8.30%, due 12/23/13                                  170,000        171,366
                                                                    ------------
                                                                         499,257
                                                                    ------------
  DIVERSIFIED/CONGLOMERATE SERVICE
     (0.3%)
  Fidelity National Information
     Solutions, Inc.
     Term Loan A
     6.599%, due 3/9/11                                   497,481        495,872
  SunGard Data Systems, Inc.
     Term Loan
     7.66%, due 2/11/13                                   497,487        499,229
                                                                    ------------
                                                                         995,101
                                                                    ------------
  ELECTRONICS (0.1%)
  Sensata Technologies Finance Co. LLC


                                    14 of 27

     Term Loan
     7.239%, due 4/26/13                                  500,000        497,054
                                                                    ------------
  FINANCE (0.1%)
  Hertz Corp., (The)
     Letter of Credit
     5.424%, due 12/21/12                                  55,556         55,801
     Tranche B Term Loan
     7.544%, due 12/21/12                                 442,503        444,460
                                                                    ------------
                                                                         500,261
                                                                    ------------
  GROCERY (0.2%)
  Roundy's Supermarkets, Inc.
     Term Loan
     8.23%, due 11/3/11                                   499,059        503,010
                                                                    ------------
  HEALTHCARE, EDUCATION & CHILDCARE
     (1.0%)
  Alliance Imaging, Inc.
     Tranche C1 Term Loan
     7.953%, due 12/29/11                                 496,525        496,773
  CONMED Corp.
     Institutional Term Loan B
     7.139%, due 4/13/13                                  495,872        496,492
  DaVita, Inc.
     Term Loan B
     7.436%, due 10/5/12                                  470,743        471,205
  Fresenius Medical Care Holdings, Inc.
     Term Loan
     6.851%, due 3/31/13                                  498,750        494,040
  HealthSouth Corp.
     Term Loan B
     8.52%, due 3/10/13                                   500,000        498,646
  Vanguard Health Holding Co. LLC
     Replacement Term Loan
     7.867%, due 9/23/11                                  497,503        498,954
  Warner Chilcott Corp.
     Tranche C Term Loan
     7.61%, due 1/18/12                                   109,434        109,502
     Tranche D Term Loan
     7.61%, due 1/18/12                                    50,555         50,587
     Tranche B Term Loan
     7.62%, due 1/18/12                                   271,580        271,750
     Dovobet Delayed Draw Term Loan
     7.63%, due 1/18/12                                    11,013         11,017
     Dovonex Delayed Draw Term Loan
     7.805%, due 1/18/12                                   55,067         55,084
                                                                    ------------
                                                                       3,454,050
                                                                    ------------
  HOME & OFFICE FURNISHINGS,
     HOUSEWARES, & DURABLE CONSUMER
     PRODUCTS (0.1%)
  Jarden Corp.
     Term Loan B2
     7.249%, due 1/24/12                                  476,469        473,988
                                                                    ------------
  LEISURE, AMUSEMENT, MOTION PICTURES,
  ENTERTAINMENT (0.4%)
  AMC Entertainment, Inc.
     Term Loan


                                    15 of 27

     7.525%, due 1/26/13                                  497,500        498,744
  Easton-Bell Sports, Inc.
     Tranche B Term Loan
     6.814%, due 3/16/12                                  498,750        498,542
  Regal Cinemas Corp.
     Term Loan
     7.238%, due 11/10/10                                 497,532        494,535
                                                                    ------------
                                                                       1,491,821
                                                                    ------------
  MINING, STEEL, IRON & NON-PRECIOUS
     METALS (0.1%)
  Magnum Coal Co.
     Funded Letter of Credit
     8.65%, due 3/21/13                                    22,727         22,784
     Term Loan
     8.75%, due 3/21/13                                   226,705        227,271
                                                                    ------------
                                                                         250,055
                                                                    ------------
  OIL & GAS (0.2%)
  Babcock & Wilcox Co. (The)
     Synthetic Letter of Credit
     8.249%, due 2/22/12                                  500,000        502,500
                                                                    ------------
  PERSONAL & NONDURABLE CONSUMER
     PRODUCTS (0.2%)
  JohnsonDiversey, Inc.
     New Term Loan B
     7.63%, due 12/16/11                                  226,532        227,665
  Solo Cup Co.
     Term Loan B1
     7.842%, due 2/27/11                                  448,852        450,068
                                                                    ------------
                                                                         677,733
                                                                    ------------
  PERSONAL TRANSPORTATION (0.2%)
  United Airlines, Inc.
     Tranche B Term Loan
     8.625%, due 2/1/12                                   437,500        442,148
     Delayed Draw Term Loan
     9.188%, due 2/1/12                                    62,500         63,164
                                                                    ------------
                                                                         505,312
                                                                    ------------
  PRINTING & PUBLISHING (0.4%)
  Hanley Wood LLC
     Delayed Draw Term Loan
     7.46%, due 8/1/12                                     51,738         51,695
     Closing Date Term Loan
     7.516%, due 8/1/12                                   433,161        432,800
  Merrill Communications LLC
     Term Loan
     7.77%, due 5/15/11                                   497,500        498,744
  R.H. Donnelley, Inc.
     Tranche D-2 Term Loan
     6.878%, due 6/30/11                                  497,475        493,278
                                                                    ------------
                                                                       1,476,517
                                                                    ------------
  RETAIL STORE (0.3%)
  Jean Coutu Group (PJC), Inc. (The)
     Term Loan B
     8.00%, due 7/30/11                                   465,642        465,959


                                    16 of 27

  Neiman Marcus Group, Inc. (The)
     Term Loan B
     7.77%, due 4/6/13                                    500,000        503,500
                                                                    ------------
                                                                         969,459
                                                                    ------------
  TELECOMMUNICATIONS (0.1%)
  PanAmSat Corp.
     Term Loan B2
     8.008%, due 1/3/14                                   500,000        501,607
                                                                    ------------
  UTILITIES (0.3%)
  LSP Gen Finance Co. LLC
     Delayed Draw 1st Lien Term Loan
     0.875%, due 5/6/13                      (f)           20,202         20,109
     1st Lien Term Loan
     7.249%, due 5/6/13                                   479,798        477,599
  NRG Energy, Inc.
     Term Loan B
     7.231%, due 2/1/13                                   406,151        407,124
     Credit Link Deposit
     7.499%, due 2/1/13                                    92,832         92,948
                                                                    ------------
                                                                         997,780
                                                                    ------------
  Total Loan Assignments &
     Participations
     (Cost $22,467,917)                                               22,312,127
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  U.S. GOVERNMENT & FEDERAL AGENCIES
     (18.9%)

  FEDERAL HOME LOAN BANK (1.4%)
     2.875%, due 9/15/06                     (g)        3,000,000      2,990,184
     3.375%, due 9/14/07                     (g)        1,500,000      1,468,749
     5.25%, due 6/18/14                      (g)          500,000        496,620
                                                                    ------------
                                                                       4,955,553
                                                                    ------------
  FEDERAL HOME LOAN BANK
     (COLLATERALIZED MORTGAGE
     OBLIGATION) (0.2%)
     Series VN-2015, Class A
     5.46%, due 11/27/15                     (g)          922,781        912,112
                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION
     (0.6%)
     4.125%, due 7/12/10                     (g)        1,085,000      1,041,332
     4.875%, due 11/15/13                    (g)        1,000,000        971,803
                                                                    ------------
                                                                       2,013,135
                                                                    ------------
  FREDDIE MAC
     (COLLATERALIZED MORTGAGE OBLIGATION)
     (0.3%)
     Series R005, Class AB
     5.50%, due 12/15/18                     (g)          952,964        940,059
                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE CORPORATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (4.0%)
     4.50%, due 7/1/18                       (g)          306,657        292,888
     4.50%, due 8/1/20                       (g)          355,201        338,791
     4.50%, due 3/1/21                       (g)          877,914        836,535
     4.50%, due 8/1/33                       (g)          390,565        360,823
     4.50%, due 8/1/35                       (g)          468,777        431,131


                                    17 of 27

     5.00%, due 12/1/20                      (g)          961,590        933,484
     5.00%, due 4/1/21                       (g)          989,702        960,774
     5.00%, due 7/1/35                       (g)          472,984        447,535
     5.00%, due 8/1/35                       (g)        2,178,646      2,061,423
     5.00%, due 10/1/35                      (g)          938,299        887,814
     5.50%, due 2/1/18                       (g)          480,454        476,581
     5.50%, due 2/1/21                       (g)        1,946,183      1,924,369
     5.50%, due 6/1/35                       (g)          840,632        817,146
     5.50%, due 8/1/35                       (g)        1,322,906      1,285,945
     5.50%, due 1/1/36                       (g)          192,125        186,757
     6.00%, due 8/1/17                       (g)          346,118        348,825
     6.00%, due 12/1/35                      (g)           42,075         41,862
     6.00%, due 8/1/36                   TBA (h)          250,000        248,516
     6.50%, due 11/1/16                      (g)          108,811        110,350
     6.50%, due 2/1/27                       (g)            1,348          1,371
     6.50%, due 5/1/29                       (g)          103,839        105,738
     6.50%, due 6/1/29                       (g)          151,672        154,444
     6.50%, due 7/1/29                       (g)          222,711        226,782
     6.50%, due 8/1/29                       (g)          112,488        114,544
     6.50%, due 9/1/29                       (g)            9,520          9,694
     6.50%, due 10/1/29                      (g)            1,128          1,149
     6.50%, due 6/1/32                       (g)           84,385         85,832
     7.00%, due 3/1/26                       (g)            1,214          1,250
     7.00%, due 9/1/26                       (g)           30,320         31,203
     7.00%, due 10/1/26                      (g)              285            291
     7.00%, due 7/1/30                       (g)            6,107          6,275
     7.00%, due 7/1/32                       (g)          123,395        126,805
     7.50%, due 1/1/16                       (g)           20,025         20,826
     7.50%, due 5/1/32                       (g)          124,943        129,417
     7.75%, due 10/1/07                      (g)            7,778          7,813
     8.00%, due 11/1/12                      (g)           27,691         28,644
                                                                    ------------
                                                                      14,043,627
                                                                    ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     (MORTGAGE PASS-THROUGH SECURITIES)
     (5.9%)
     4.50%, due 7/1/20                       (g)           71,392         68,213
     4.50%, due 12/1/20                      (g)          756,492        722,810
     4.50%, due 3/1/21                       (g)           98,501         94,115
     5.00%, due 1/1/21                       (g)          995,406        967,142
     5.00%, due 2/1/21                       (g)          990,215        961,788
     5.00%, due 3/1/21                       (g)          292,240        283,850
     5.00%, due 6/1/35                       (g)           49,140         46,532
     5.00%, due 4/1/36                       (g)        3,756,210      3,554,827
     5.50%, due 9/1/18                       (g)          324,327        321,729
     5.50%, due 8/1/35                       (g)          940,078        913,575
     5.50%, due 10/1/35                      (g)        2,926,910      2,844,392
     5.50%, due 11/1/35                      (g)          946,462        919,778
     5.50%, due 2/1/36                       (g)          985,231        956,867
&    5.50%, due 4/1/36                       (g)        4,964,837      4,822,499
     6.00%, due 4/1/19                       (g)           12,892         12,997
     6.00%, due 12/1/31                      (g)           11,872         11,851
     6.00%, due 1/1/32                       (g)           11,290         11,264
     6.00%, due 11/1/35                      (g)           94,643         94,117
     6.00%, due 1/1/36                       (g)           23,270         23,140
     6.00%, due 7/1/36                       (g)        2,300,000      2,285,850
     6.50%, due 8/1/32                       (g)          125,665        127,656
     6.50%, due 3/1/35                       (g)          231,325        234,102
     7.00%, due 5/1/26                       (g)           20,618         21,195
     7.00%, due 6/1/26                       (g)            3,713          3,817


                                    18 of 27

     7.00%, due 7/1/30                       (g)           59,168         60,804
     7.50%, due 7/1/11                       (g)              236            235
     7.50%, due 8/1/11                       (g)            4,261          4,264
     7.50%, due 10/1/11                      (g)            6,709          6,860
     7.50%, due 10/1/15                      (g)          119,461        123,626
     8.00%, due 7/1/09                       (g)            2,882          2,948
     8.00%, due 4/1/10                       (g)            9,783         10,079
     8.00%, due 10/1/10                      (g)            5,616          5,786
     8.00%, due 8/1/11                       (g)            2,288          2,370
     8.00%, due 10/1/11                      (g)           13,915         14,410
     8.00%, due 11/1/11                      (g)            3,464          3,587
     8.50%, due 8/1/26                       (g)            4,121          4,424
     8.50%, due 10/1/26                      (g)              493            530
     9.00%, due 6/1/26                       (g)            3,367          3,663
     9.00%, due 7/1/26                       (g)            5,926          6,417
     9.00%, due 8/1/26                       (g)            3,659          3,906
     9.00%, due 9/1/26                       (g)              175            177
                                                                    ------------
                                                                      20,558,192
                                                                    ------------
  GOVERNMENT NATIONAL MORTGAGE
     ASSOCIATION (MORTGAGE PASS-THROUGH
     SECURITIES) (0.7%)
     5.00%, due 8/15/33                      (g)           21,132         20,198
     5.00%, due 2/15/36                      (g)          298,191        284,741
     5.50%, due 9/15/35                      (g)          859,260        841,571
     6.00%, due 1/15/33                      (g)          227,593        228,060
     6.00%, due 11/15/33                     (g)          230,765        231,215
     6.50%, due 4/15/29                      (g)              342            349
     6.50%, due 5/15/29                      (g)            1,345          1,373
     6.50%, due 8/15/29                      (g)               95             97
     6.50%, due 7/15/31                      (g)          245,986        250,846
     6.50%, due 10/15/31                     (g)           24,568         25,062
     7.00%, due 7/15/11                      (g)            1,028          1,051
     7.00%, due 10/15/11                     (g)           76,906         78,564
     7.00%, due 9/15/23                      (g)            6,566          6,775
     7.00%, due 7/15/25                      (g)           21,604         22,311
     7.00%, due 12/15/25                     (g)           16,640         17,184
     7.00%, due 5/15/26                      (g)           11,321         11,696
     7.00%, due 11/15/27                     (g)           31,593         32,648
     7.00%, due 12/15/27                     (g)          139,659        144,324
     7.00%, due 6/15/28                      (g)            9,238          9,535
     7.50%, due 3/15/26                      (g)           11,743         12,251
     7.50%, due 6/15/26                      (g)              637            665
     7.50%, due 10/15/30                     (g)           63,449         66,065
     8.00%, due 8/15/26                      (g)            2,319          2,461
     8.00%, due 9/15/26                      (g)            1,263          1,340
     8.00%, due 10/15/26                     (g)           27,596         29,281
     8.50%, due 11/15/26                     (g)           27,106         29,105
     9.00%, due 11/15/26                     (g)            6,092          6,602
                                                                    ------------
                                                                       2,355,370
                                                                    ------------
  UNITED STATES TREASURY BONDS (1.2%)
     4.50%, due 2/15/36                      (c)          500,000        456,367
     5.25%, due 2/15/29                      (g)          500,000        506,289
     5.375%, due 2/15/31                     (g)        2,074,000      2,144,483
     6.25%, due 8/15/23                      (c)        1,000,000      1,119,766
                                                                    ------------
                                                                       4,226,905
                                                                    ------------
  UNITED STATES TREASURY NOTES (4.6%)
     4.00%, due 6/15/09                      (g)        2,000,000      1,950,938
     4.00%, due 3/15/10                      (c)        2,075,000      2,012,588
     4.00%, due 2/15/14                      (c)          770,000        724,161


                                    19 of 27

     4.00%, due 2/15/15                      (c)          500,000        466,758
     4.375%, due 8/15/12                     (g)           25,000         24,304
&    4.50%, due 2/15/09                      (c)        4,440,000      4,392,306
     4.875%, due 5/15/09                     (g)           95,000         94,874
     4.875%, due 5/31/11                     (c)        2,805,000      2,799,522
     5.125%, due 5/15/16                     (c)        3,534,000      3,570,722
                                                                    ------------
                                                                      16,036,173
                                                                    ------------
  Total U.S. Government & Federal
     Agencies
     (Cost $66,771,201)                                               66,041,126
                                                                    ------------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       ----------   ------------
  YANKEE BONDS (0.1%)                        (i)

  OIL & GAS (0.1%)
  EnCana Corp.
     6.30%, due 11/1/11                                   100,000        102,581
                                                                    ------------
  PIPELINES (0.0%)                           ++
  TransCanada Pipelines, Ltd.
     5.85%, due 3/15/36                                   100,000         95,272
                                                                    ------------
  TRANSPORTATION (0.0%)                      ++
  Canadian National Railway Co.
     7.625%, due 5/15/23                                   50,000         58,690
                                                                    ------------
  Total Yankee Bonds
     (Cost $268,221)                                                     256,543
                                                                    ------------
  Total Long-Term Bonds
     (Cost $151,486,536)                                             149,155,169
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
  COMMON STOCKS (52.1%)

  AEROSPACE & DEFENSE (1.2%)
  Boeing Co. (The)                                         24,726      1,914,287
  Northrop Grumman Corp.                                    9,508        629,335
  Raytheon Co.                                             15,322        690,563
  United Technologies Corp.                                13,024        809,963
                                                                    ------------
                                                                       4,044,148
                                                                    ------------
  AGRICULTURE (2.1%)
  Altria Group, Inc.                                       11,683        934,290
  Loews Corp.- Carolina Group                              30,857      1,770,575
  Reynolds American, Inc.                    (c)           23,092      2,927,604
  UST, Inc.                                                35,723      1,805,798
                                                                    ------------
                                                                       7,438,267
                                                                    ------------
  APPAREL (0.4%)
  Jones Apparel Group, Inc.                                44,218      1,308,853
                                                                    ------------
  AUTO MANUFACTURERS (0.4%)
  Ford Motor Co.                             (c)          196,340      1,309,588
                                                                    ------------
  BANKS (1.8%)
  Bank of America Corp.                                    27,940      1,439,748
  Comerica, Inc.                                           25,423      1,488,517
  National City Corp.                                      39,548      1,423,728


                                    20 of 27

  Regions Financial Corp.                                  43,214      1,568,236
  TD Banknorth, Inc.                                       16,561        480,269
                                                                    ------------
                                                                       6,400,498
                                                                    ------------
  BEVERAGES (1.0%)
  Anheuser-Busch Cos., Inc.                                10,146        488,530
  Coca-Cola Co. (The)                        (g)           22,500      1,001,250
  PepsiCo, Inc.                                            29,044      1,840,809
                                                                    ------------
                                                                       3,330,589
                                                                    ------------
  BUILDING MATERIALS (0.5%)
  Masco Corp.                                              33,757        902,325
  USG Corp.                                  (c) (j)       19,625        909,815
                                                                    ------------
                                                                       1,812,140
                                                                    ------------
  CHEMICALS (0.8%)
  E.I. du Pont de Nemours & Co.                             4,009        158,997
  Lyondell Chemical Co.                                    62,980      1,402,565
  Monsanto Co.                                             18,248        784,482
  Sigma-Aldrich Corp.                                       7,407        514,786
                                                                    ------------
                                                                       2,860,830
                                                                    ------------
  COMMERCIAL SERVICES (0.6%)
  Accenture, Ltd. Class A                                  18,962        554,828
  McKesson Corp.                                           27,537      1,387,589
                                                                    ------------
                                                                       1,942,417
                                                                    ------------
  COMPUTERS (1.6%)
  Hewlett-Packard Co.                                      71,281      2,274,577
  Imation Corp.                                            10,620        432,446
  International Business Machines Corp.                    35,606      2,756,260
                                                                    ------------
                                                                       5,463,283
                                                                    ------------
  COSMETICS & PERSONAL CARE (0.3%)
  Procter & Gamble Co. (The)                               16,800        944,160
                                                                    ------------
  DIVERSIFIED FINANCIAL SERVICES (4.9%)
  American Express Co.                                     13,570        706,454
  Ameriprise Financial, Inc.                               41,934      1,870,256
  BlackRock, Inc. Class A                                  10,691      1,380,850
  Charles Schwab Corp. (The)                              110,070      1,747,912
  CIT Group, Inc.                                           9,104        417,965
& Citigroup, Inc.                            (g)          107,717      5,203,808
  Janus Capital Group, Inc.                                74,297      1,202,868
  JPMorgan Chase & Co.                                     35,778      1,632,192
  Morgan Stanley                             (c)           10,921        726,246
  Raymond James Financial, Inc.                            48,894      1,420,860
  SLM Corp.                                                14,853        747,106
                                                                    ------------
                                                                      17,056,517
                                                                    ------------
  ELECTRIC (3.3%)
  Constellation Energy Group, Inc.                          2,766        160,179
  Duke Energy Corp.                                        21,339        646,998
  FPL Group, Inc.                            (c)           36,460      1,572,884
  Great Plains Energy, Inc.                  (c)           91,284      2,677,360
  Pepco Holdings, Inc.                                     62,557      1,532,647
  PG&E Corp.                                                3,599        150,006
  Southern Co. (The)                         (c)           44,797      1,513,243
  TXU Corp.                                                29,091      1,868,515


                                    21 of 27

  Xcel Energy, Inc.                                        68,301      1,368,752
                                                                    ------------
                                                                      11,490,584
                                                                    ------------
  ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
  Emerson Electric Co.                                      8,385        661,744
                                                                    ------------
  ELECTRONICS (0.1%)
  Applera Corp.-Applied Biosystems Group                   10,497        337,479
                                                                    ------------
  ENTERTAINMENT (1.2%)
  Regal Entertainment Group Class A          (c)          211,349      4,155,121
                                                                    ------------
  FOOD (0.3%)
  General Mills, Inc.                                      12,403        643,716
  Kraft Foods, Inc. Class A                                17,855        578,502
                                                                    ------------
                                                                       1,222,218
                                                                    ------------
  HEALTH CARE-PRODUCTS (0.8%)
  Becton, Dickinson & Co.                                   7,998        527,228
  C.R. Bard, Inc.                                           5,062        359,250
  Johnson & Johnson                                        22,492      1,406,875
  STERIS Corp.                                             23,313        540,162
                                                                    ------------
                                                                       2,833,515
                                                                    ------------
  HEALTH CARE-SERVICES (0.7%)
  Aetna, Inc.                                              35,844      1,128,728
  Quest Diagnostics, Inc.                                  10,052        604,326
  UnitedHealth Group, Inc.                                 12,958        619,781
                                                                    ------------
                                                                       2,352,835
                                                                    ------------
  INSURANCE (2.4%)
  Allstate Corp. (The)                                     19,230      1,092,649
  Ambac Financial Group, Inc.                               5,690        472,896
  Aon Corp.                                                29,249      1,001,193
  Assurant, Inc.                             (c)           13,326        641,913
  Chubb Corp. (The)                                         9,982        503,292
  Loews Corp.                                              40,374      1,496,260
  MetLife, Inc.                                             9,539        496,028
  Nationwide Financial Services, Inc.
     Class A                                               12,991        585,634
  Prudential Financial, Inc.                                6,273        493,309
  W.R. Berkley Corp.                                       41,736      1,502,496
                                                                    ------------
                                                                       8,285,670
                                                                    ------------
  INVESTMENT COMPANIES (2.1%)
  Allied Capital Corp.                       (c)          124,369      3,500,987
  American Capital Strategies, Ltd.          (c)          106,873      3,740,555
                                                                    ------------
                                                                       7,241,542
                                                                    ------------
  IRON & STEEL (0.6%)
  Nucor Corp.                                (c)           26,535      1,410,866
  Steel Dynamics, Inc.                                     14,476        839,898
                                                                    ------------
                                                                       2,250,764
                                                                    ------------
  LODGING (0.1%)
  Hilton Hotels Corp.                                      12,572        300,848
                                                                    ------------
  MACHINERY - CONSTRUCTION & MINING (0.1%)


                                    22 of 27

  Caterpillar, Inc.                                         6,461        457,891
                                                                    ------------
  MACHINERY - DIVERSIFIED (0.2%)
  Cummins, Inc.                                             5,105        597,285
                                                                    ------------
  MEDIA (0.8%)
  CBS Corp. Class B                                        74,814      2,052,148
  McGraw-Hill Cos., Inc. (The)                             15,830        891,229
                                                                    ------------
                                                                       2,943,377
                                                                    ------------
  MINING (3.0%)
  Freeport-McMoRan Copper & Gold, Inc.
     Class B                                 (c)           25,610      1,397,282
  Phelps Dodge Corp.                                       16,775      1,465,129
& Southern Copper Corp.                      (c)           80,290      7,747,985
                                                                    ------------
                                                                      10,610,396
                                                                    ------------
  MISCELLANEOUS - MANUFACTURING (0.9%)
  Danaher Corp.                                             9,079        591,951
  General Electric Co.                       (g)           63,879      2,088,205
  Illinois Tool Works, Inc.                                12,530        572,997
                                                                    ------------
                                                                       3,253,153
                                                                    ------------
  OFFICE FURNISHINGS (0.3%)
  Steelcase, Inc. Class A                                  77,383      1,136,756
                                                                    ------------
  OIL & GAS (4.2%)
  Chevron Corp.                                            61,586      4,051,127
  Devon Energy Corp.                                        6,219        401,996
  ENSCO International, Inc.                  (c)            6,970        322,153
& ExxonMobil Corp.                           (g)          117,626      7,967,988
  Sunoco, Inc.                                              4,838        336,435
  Tesoro Corp.                                             20,649      1,544,545
                                                                    ------------
                                                                      14,624,244
                                                                    ------------
  OIL & GAS SERVICES (0.1%)
  Halliburton Co.                                          12,312        410,728
                                                                    ------------
  PHARMACEUTICALS (4.3%)
  AmerisourceBergen Corp.                                  19,072        820,096
  AstraZeneca PLC, Sponsored ADR             (k)           12,311        751,340
  Bristol-Myers Squibb Co.                   (c)           13,532        324,362
  Caremark Rx, Inc.                                         9,603        507,038
& Merck & Co., Inc.                                       160,493      6,463,053
  Novartis AG, ADR                           (k)           10,913        613,529
& Pfizer, Inc.                               (g)          209,936      5,456,237
                                                                    ------------
                                                                      14,935,655
                                                                    ------------
  RETAIL (2.6%)
  Barnes & Noble, Inc.                                     32,072      1,075,053
  Best Buy Co., Inc.                         (c)            8,786        398,357
  Claire's Stores, Inc.                                    65,998      1,651,930
  CVS Corp.                                                23,489        768,560
  Family Dollar Stores, Inc.                               14,177        322,101
  Gap, Inc. (The)                                          19,661        341,118
  Home Depot, Inc. (The)                                   35,324      1,226,096
  J.C. Penney Co., Inc.                                     7,000        440,720
  McDonald's Corp.                                         13,156        465,591
  OfficeMax, Inc.                                          34,707      1,426,805


                                    23 of 27

  Wal-Mart Stores, Inc.                      (c)           23,920      1,064,440
                                                                    ------------
                                                                       9,180,771
                                                                    ------------
  SAVINGS & LOANS (0.8%)
  Capitol Federal Financial                  (c)           82,683      2,872,407
                                                                    ------------
  SEMICONDUCTORS (0.5%)
  National Semiconductor Corp.               (c)           27,516        640,022
  Texas Instruments, Inc.                                  34,767      1,035,361
                                                                    ------------
                                                                       1,675,383
                                                                    ------------
  SOFTWARE (2.5%)
  Automatic Data Processing, Inc.                          17,070        746,983
  First Data Corp.                                          9,997        408,377
  IMS Health, Inc.                                         16,608        455,724
& Microsoft Corp.                            (g)          295,226      7,094,281
                                                                    ------------
                                                                       8,705,365
                                                                    ------------
  TELECOMMUNICATIONS (4.1%)
& AT&T, Inc.                                              193,035      5,789,120
  BellSouth Corp.                                          50,158      1,964,689
& Citizens Communications Co.                             419,893      5,387,227
  Nokia Oyj, Sponsored ADR                   (c) (k)       26,345        522,948
  Verizon Communications, Inc.                             22,123        748,200
                                                                    ------------
                                                                      14,412,184
                                                                    ------------
  TRANSPORTATION (0.3%)
  CSX Corp.                                                 7,617        462,200
  United Parcel Service, Inc. Class B                       6,675        459,974
                                                                    ------------
                                                                         922,174
                                                                    ------------
  Total Common Stocks
     (Cost $163,468,266)                                             181,781,379(o)
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
  REAL ESTATE INVESTMENT TRUSTS (2.6%)

  Equity Office Properties Trust                           58,802      2,229,184
  iStar Financial, Inc.                                    57,890      2,301,706
  New Century Financial Corp.                (c)           63,297      2,763,547
  New Plan Excel Realty Trust                              58,572      1,518,186
  Thornburg Mortgage, Inc.                   (c)           15,165        388,224
                                                                    ------------
  Total Real Estate Investment Trusts
     (Cost $8,708,946)                                                 9,200,847(o)
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  SHORT-TERM INVESTMENTS (13.8%)

  COMMERCIAL PAPER (4.3%)
  Alcoa, Inc.
     5.33%, due 8/1/06                       (g)       $2,895,000      2,895,000
  Barton Capital LLC
     5.272%, due 8/2/06                      (l)        1,717,702      1,717,702
  Den Danske Bank
     5.299%, due 8/8/06                      (l)        1,717,702      1,717,702
  Galaxy Funding
     5.408%, due 9/19/06                     (l)          858,851        858,851


                                    24 of 27

  General Electric Capital Corp.
     5.274%, due 8/3/06                      (l)        1,717,702      1,717,702
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                     (l)          858,851        858,851
  Old Line Funding LLC
     5.417%, due 9/12/06                     (l)          858,851        858,851
  Ranger Funding LLC
     5.265%, due 8/1/06                      (l)        1,717,702      1,717,702
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                     (l)        1,717,702      1,717,702
  Westpac
     5.416%, due 9/15/06                     (l)          858,851        858,851
  Total Commercial Paper
     (Cost $14,918,914)                                             ------------
                                                                      14,918,914
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
  INVESTMENT COMPANY (2.5%)
  BGI Institutional Money Market Fund        (l)        8,762,479      8,762,479
                                                                    ------------
  Total Investment Company
     (Cost $8,762,479)                                                 8,762,479
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  REPURCHASE AGREEMENT (0.9%)
  Morgan Stanley & Co. 5.42%, dated
     7/31/06 due 8/1/06 Proceeds at
     Maturity $3,090,123
     (Collateralized by various bonds
     with a Principal Amount of
     $3,118,620 and a Market Value of
     $3,192,903)                             (l)       $3,089,658      3,089,658
                                                                    ------------
  Total Repurchase Agreement
     (Cost $3,089,658)                                                 3,089,658
                                                                    ------------
  TIME DEPOSITS (5.6%)
  Bank of America
     5.27%, due 9/22/06                      (b) (l)    2,576,553      2,576,553
  Bank of Montreal
     5.35%, due 8/28/06                      (l)        1,717,702      1,717,702
  Calyon
     5.265%, due 8/2/06                      (l)        1,717,702      1,717,702
  Deutsche Bank
     5.30%, due 8/9/06                       (l)        1,717,702      1,717,702
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                       (l)        1,717,702      1,717,702
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                       (l)        6,870,809      6,870,809
  UBS AG
     5.34%, due 8/21/06                      (l)        1,717,702      1,717,702
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                       (l)        1,717,702      1,717,702
                                                                    ------------
  Total Time Deposits
     (Cost $19,753,574)                                               19,753,574
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  U.S. GOVERNMENT & FEDERAL AGENCY
     (0.5%)
  Federal Home Loan Mortgage Corporation
  (Discount Note)


                                    25 of 27

     5.15%, due 8/1/06                       (g)          145,000        145,000
                                                                    ------------
  United States Treasury Bills
     4.821%, due 8/10/06                     (g)          350,000        349,578
     4.931%, due 10/19/06                    (g)          400,000        395,723
     4.946%, due 10/26/06                    (g)          800,000        790,679
                                                                    ------------
                                                                       1,535,980
                                                                    ------------
  Total U.S. Government & Federal Agency
     (Cost $1,680,752)                                                 1,680,980
                                                                    ------------
  Total Short-Term Investments
     (Cost $48,205,377)                                               48,205,605
                                                                    ------------
  Total Investments
     (Cost $371,869,125)                     (m)            111.3%   388,343,000(n)
  Liabilities in Excess of
     Cash and Other Assets                                  (11.3)   (39,396,217)
                                                       ----------   ------------
   Net Assets                                               100.0%  $348,946,783
                                                       ==========   ============

                                                        CONTRACTS     UNREALIZED
                                                          LONG      APPRECIATION(p)
                                                       ----------   ------------
  FUTURES CONTRACTS (0.0%)                   ++
  Standard and Poor's 500 Index Mini
     September 2006                                            19   $      7,266
                                                                    ------------
  Total Futures Contracts
     (Settlement Value $1,210,445)           (o)                    $      7,266
                                                                    ============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(c)  Represents security, or a portion thereof, which is out on loan.

(d) PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.

(e) Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at July 31, 2006. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(f) This security has additional commitments and contingencies. Principal Amount and Value include unfunded commitment.


                                    26 of 27

(g) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.

(h) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2006 is $248,516.

(i) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(j)  Non-income producing security.

(k)  ADR - American Depositary Receipt.

(l) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(m)  The cost for federal income tax purposes is $375,170,500.

(n) At July 31, 2006 net unrealized appreciation was $13,172,500, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $23,735,229 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,562,729.

(o) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 52.4% of net assets.

(p) Represents the difference between the value of the contrats at the time they were opened and the value at July 31, 2006.


                                    27 of 27

MAINSTAY INDEXED BOND FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
  LONG-TERM BONDS (97.2%)                   +

  ASSET-BACKED SECURITIES (1.2%)
  CREDIT CARDS (0.8%)
  Bank One Issuance Trust
     Series 2002-3, Class A3
     3.59%, due 5/17/10                               $ 1,000,000   $    979,634
  Chase Issuance Trust
     Series 2005, Class A-10
     4.65%, due 12/17/12                                  500,000        487,773
  MBNA Credit Card Master Note Trust
     Series 2005, Class A-6
     4.50%, due 1/15/13                                   500,000        485,558
     Series 2002-1, Class A6
     4.95%, due 6/15/09                                 1,000,000        998,494
                                                                    ------------
                                                                       2,951,459
                                                                    ------------
  FINANCE - OTHER (0.4%)
  Centex Home Equity
     Series 2004-B, Class AF4
     4.122%, due 1/25/32                                  500,000        487,499
  Drive Auto Receivables Trust
     Series 2005-3, Class A4
     5.09%, due 6/17/13                     (a)           250,000        246,840
  Equity One ABS, Inc.
     Series 2003-4, Class AF6
     4.833%, due 10/25/34                                 250,000        245,210
  Residential Asset Mortgage
     Products, Inc.
     Series 2003-RZ5, Class A7
     4.97%, due 9/25/33                                   250,000        243,382
  Saxon Asset Securities Trust
     Series 2003-1, Class AF5
     4.955%, due 6/25/33                                   96,707         95,409
                                                                    ------------
                                                                       1,318,340
                                                                    ------------
  TRANSPORTATION (0.0%)                     ++
  Continental Airlines, Inc.
     Series 1992-2, Class A1
     7.256%, due 3/15/20                                   68,520         70,988
                                                                    ------------
  Total Asset-Backed Securities
     (Cost $4,401,972)                                                 4,340,787
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
  CORPORATE BONDS (19.5%)
  BANKS (3.5%)
  Bank of America Corp.
     4.75%, due 8/1/15                                    250,000        233,296
     5.25%, due 12/1/15                                   200,000        191,909
     5.375%, due 6/15/14                                  250,000        245,061


                                     1 of 26

     5.875%, due 2/15/09                                  250,000        252,781
     7.40%, due 1/15/11                                   500,000        535,817
  Bank of New York (The)
     3.80%, due 2/1/08                                    350,000        341,913
  Bank One Corp.
     5.90%, due 11/15/11                                  250,000        253,042
     6.875%, due 8/1/06                                   250,000        250,000
  BB&T Corp.
     5.20%, due 12/23/15                                  200,000        191,090
  Branch Banking & Trust Co.
     4.875%, due 1/15/13                                  100,000         96,089
  Capital One Bank
     4.25%, due 12/1/08                                   100,000         97,282
     5.125%, due 2/15/14                                  100,000         95,301
  Citigroup, Inc.
     4.70%, due 5/29/15                                   300,000        278,894
     4.875%, due 5/7/15                                   350,000        327,123
     5.00%, due 3/6/07                                    250,000        249,209
     5.625%, due 8/27/12                                  100,000         99,923
     5.875%, due 2/22/33                                  500,000        478,323
  Fifth Third Bank
     4.75%, due 2/1/15                                    250,000        231,545
  Fleet National Bank
     5.75%, due 1/15/09                                   250,000        251,515
  HSBC Bank USA N.A.
     3.875%, due 9/15/09                                  100,000         95,427
  JPMorgan Chase & Co.
     4.875%, due 3/15/14                                  250,000        235,233
     5.15%, due 10/1/15                                   500,000        473,653
     5.75%, due 1/2/13                                    200,000        200,110
     6.75%, due 2/1/11                                    500,000        523,475
  Key Bank N.A.
     5.00%, due 7/17/07                                   100,000         99,199
     5.80%, due 7/1/14                                    175,000        174,461
  Marshall & Ilsley Bank
     5.00%, due 1/17/17                                   150,000        140,835
  MBNA America Bank N.A.
     5.375%, due 1/15/08                                  300,000        299,643
  Mellon Funding Corp.
     5.00%, due 12/1/14                                   250,000        237,813
  Mercantile Bankshares Corp.
     Series B
     4.625%, due 4/15/13                                  100,000         93,634
  National City Bank of Pennsylvania
     6.25%, due 3/15/11                                   250,000        257,050
  Pemex Project Funding Master Trust
     7.375%, due 12/15/14                                 350,000        372,760
  PNC Bank N.A.
     5.25%, due 1/15/17                                    75,000         71,317
  PNC Funding Corp.
     7.50%, due 11/1/09                                   100,000        105,753
  Popular North America, Inc.
     4.70%, due 6/30/09                                   100,000         97,241
  Sanwa Bank, Ltd.
     7.40%, due 6/15/11                                   100,000        106,914
  SunTrust Banks, Inc.
     5.05%, due 7/1/07                                    250,000        249,022
     5.45%, due 12/1/17                                   100,000         96,656
  U.S. Bank N.A.


                                     2 of 26

     6.375%, due 8/1/11                                   250,000        259,654
  UBS AG
     5.875%, due 7/15/16                                  125,000        125,320
  Union Planters Corp.
     7.75%, due 3/1/11                                    100,000        108,623
  Wachovia Bank N.A.
     4.85%, due 7/30/07                                   500,000        496,381
     4.875%, due 2/1/15                                   350,000        327,632
  Wachovia Corp.
     5.25%, due 8/1/14                                    100,000         96,397
     6.25%, due 8/4/08                                    250,000        252,951
  Washington Mutual Bank
     5.95%, due 5/20/13                                   350,000        349,844
  Washington Mutual Financial Corp.
     6.875%, due 5/15/11                                  100,000        105,320
  Washington Mutual, Inc.
     5.25%, due 9/15/17                                   175,000        162,305
     7.50%, due 8/15/06                                   250,000        250,158
  Wells Fargo & Co.
     4.625%, due 8/9/10                                   350,000        340,599
  Wells Fargo Bank N.A.
     5.75%, due 5/16/16                                   250,000        249,134
     6.45%, due 2/1/11                                    500,000        519,152
  World Savings Bank FSB
     4.125%, due 12/15/09                                 100,000         96,021
  Zions Bancorp.
     5.50%, due 11/16/15                                   75,000         72,297
                                                                    ------------
                                                                      12,442,097
                                                                    ------------
  CONSUMER (1.3%)
  Altria Group, Inc.
     7.65%, due 7/1/08                                    100,000        103,699
  Anheuser-Busch Cos., Inc.
     5.95%, due 1/15/33                                   250,000        247,037
  Archer-Daniels-Midland Co.
     8.125%, due 6/1/12                                   250,000        280,310
  Avon Products, Inc.
     5.125%, due 1/15/11                                   50,000         48,978
  Bunge Limited Finance Corp.
     5.35%, due 4/15/14                                   100,000         94,167
  Campbell Soup Co.
     4.875%, due 10/1/13                                  100,000         94,904
  Clorox Co. (The)
     5.00%, due 1/15/15                                    50,000         47,228
  Coca-Cola Enterprises, Inc.
     7.00%, due 10/1/26                                   100,000        108,697
     8.50%, due 2/1/22                                    252,000        313,201
  ConAgra Foods, Inc.
     7.875%, due 9/15/10                                   67,000         72,172
  Coors Brewing Co.
     6.375%, due 5/15/12                                   50,000         51,212
  Corn Products International, Inc.
     8.25%, due 7/15/07                                    50,000         50,906
  Fortune Brands, Inc.
     5.375%, due 1/15/16                                  100,000         93,214
     5.875%, due 1/15/36                                   25,000         22,333
  General Mills, Inc.
     5.125%, due 2/15/07                                  100,000         99,764
     6.00%, due 2/15/12                                    65,000         65,899


                                     3 of 26

  H.J. Heinz Finance Co.
     6.625%, due 7/15/11                                  300,000        308,689
  Home Depot, Inc.
     5.40%, due 3/1/16                                    200,000        194,463
  J.C. Penney Co., Inc.
     6.875%, due 10/15/15                                 150,000        156,040
     7.375%, due 8/15/08                                  151,000        155,763
  Kellogg Co.
     Series B
     6.60%, due 4/1/11                                    200,000        208,003
  Kraft Foods, Inc.
     5.25%, due 10/1/13                                   100,000         96,455
     6.25%, due 6/1/12                                    250,000        255,327
  Limited Brands, Inc.
     6.125%, due 12/1/12                                   75,000         73,450
  Mohawk Industries, Inc.
     6.125%, due 1/15/16                                  100,000         96,763
  Newell Rubbermaid, Inc.
     6.75%, due 3/15/12                                    50,000         51,945
  Park Place Entertainment Corp.
     7.50%, due 9/1/09                                    125,000        130,336
  Pepsi Bottling Holdings, Inc.
     5.625%, due 2/17/09                    (a)           250,000        251,242
  Procter & Gamble Co. (The)
     5.80%, due 8/15/34                                    75,000         73,673
     6.875%, due 9/15/09                                  250,000        260,735
  Sara Lee Corp.
     6.25%, due 9/15/11                                   150,000        151,111
  Tyson Foods, Inc.
     6.85%, due 4/1/16                                     50,000         49,336
     7.25%, due 10/1/06                                   140,000        140,221
     8.25%, due 10/1/11                                    50,000         52,871
  Unilever Capital Corp.
     5.90%, due 11/15/32                                  100,000         95,500
  Wm. Wrigley Jr. Co.
     4.65%, due 7/15/15                                    50,000         46,225
                                                                    ------------
                                                                       4,641,869
                                                                    ------------
  ELECTRIC (1.4%)
  Alabama Power Co.
     Series FF
     5.20%, due 1/15/16                                    50,000         48,053
  American Electric Power Co., Inc.
     Series C
     5.375%, due 3/15/10                                  200,000        198,101
  Appalachian Power Co.
     Series H
     5.95%, due 5/15/33                                   100,000         91,753
  Arizona Public Service Co.
     6.375%, due 10/15/11                                 100,000        101,612
  CenterPoint Energy Houston Electric
     LLC
     Series K2
     6.95%, due 3/15/33                                   100,000        107,245
  Commonwealth Edison Co.
     6.95%, due 7/15/18                                    50,000         51,266
  Dominion Resources, Inc.
     5.00%, due 3/15/13                                   100,000         94,290
     5.15%, due 7/15/15                                   100,000         93,329
     Series B


                                     4 of 26

     6.25%, due 6/30/12                                   150,000        151,914
  DTE Energy Co.
     7.05%, due 6/1/11                                    100,000        104,644
  Duke Energy Corp.
     6.45%, due 10/15/32                                  250,000        252,821
  Exelon Corp.
     6.75%, due 5/1/11                                    200,000        207,700
  FirstEnergy Corp.
     Series B
     6.45%, due 11/15/11                                  250,000        256,968
     Series C
     7.375%, due 11/15/31                                  50,000         54,727
  FPL Group Capital, Inc.
     7.375%, due 6/1/09                                   250,000        261,668
  Kansas City Power & Light Co.
     6.50%, due 11/15/11                                   50,000         51,666
  MidAmerican Energy Holdings Co.
     5.875%, due 10/1/12                                  100,000        100,021
     6.125%, due 4/1/36                     (a)           250,000        240,569
  Midamerican Funding LLC
     6.75%, due 3/1/11                                    100,000        104,329
  Niagara Mohawk Power Corp.
     7.75%, due 10/1/08                                    50,000         52,181
  Pacific Gas & Electric Co.
     6.05%, due 3/1/34                                    250,000        241,224
  Pepco Holdings, Inc.
     6.45%, due 8/15/12                                   100,000        101,948
     7.45%, due 8/15/32                                   100,000        110,100
  Progress Energy, Inc.
     5.625%, due 1/15/16                                   50,000         48,524
     6.85%, due 4/15/12                                   400,000        418,732
  PSE&G Power LLC
     7.75%, due 4/15/11                                   100,000        107,582
  PSI Energy, Inc.
     5.00%, due 9/15/13                                   100,000         94,441
  Public Service Electric & Gas Co.
     Series D
     5.25%, due 7/1/35                                     50,000         44,072
     6.375%, due 5/1/08                                   250,000        253,287
  San Diego Gas & Electric Co.
     5.35%, due 5/15/35                                    25,000         22,531
  SCANA Corp.
     6.25%, due 2/1/12                                    100,000        101,955
  Sempra Energy
     6.00%, due 2/1/13                                    100,000        100,058
  Southern California Edison Co.
     5.00%, due 1/15/14                                   100,000         95,393
     6.00%, due 1/15/34                                   100,000         97,374
  Southern Power Co.
     Series B
     6.25%, due 7/15/12                                   100,000        101,536
  TXU Electric Delivery Co.
     6.375%, due 5/1/12                                   100,000        101,793
     7.00%, due 9/1/22                                    100,000        104,832
  Union Electric Co.
     4.65%, due 10/1/13                                   100,000         93,225
     5.40%, due 2/1/16                                    100,000         96,131
  Virginia Electric and Power Co.
     6.00%, due 1/15/36                                   100,000         94,095


                                     5 of 26

  Wisconsin Energy Corp.
     6.50%, due 4/1/11                                    100,000        103,196
                                                                    ------------
                                                                       5,156,886
                                                                    ------------
  ENERGY (1.0%)
  Amerada Hess Corp.
     7.30%, due 8/15/31                                   100,000        108,127
  Amoco Co.
     6.50%, due 8/1/07                                    250,000        251,935
  Anadarko Finance Co.
     6.75%, due 5/1/11                                    100,000        103,921
  Atmos Energy Corp.
     4.00%, due 10/15/09                                  100,000         94,737
  Burlington Resources, Inc.
     7.375%, due 3/1/29                                   104,000        120,273
  ConocoPhillips
     5.90%, due 10/15/32                                  250,000        245,720
  Consolidated Edison Co. of New
     York, Inc.
     5.625%, due 7/1/12                                   100,000         99,776
  Constellation Energy Group, Inc.
     6.125%, due 9/1/09                                   100,000        101,159
  Consumers Energy Co.
     Series B
     5.375%, due 4/15/13                                  100,000         96,803
  Cooper Industries, Inc.
     5.25%, due 11/15/12                                   50,000         48,883
  Devon Financing Corp. LLC
     6.875%, due 9/30/11                                  400,000        420,194
  Enterprise Products Operating, L.P.
     5.75%, due 3/1/35                                    100,000         86,725
     6.875%, due 3/1/33                                   100,000         99,449
  Florida Power & Light Co.
     5.95%, due 10/1/33                                   100,000         98,012
  Halliburton Co.
     5.50%, due 10/15/10                                  100,000         99,695
  Kinder Morgan Energy Partners, L.P.
     5.80%, due 3/15/35                                   250,000        218,638
     6.75%, due 3/15/11                                   200,000        205,872
     7.125%, due 3/15/12                                  150,000        156,816
  Kinder Morgan, Inc.
     5.15%, due 3/1/15                                    100,000         85,096
  Marathon Oil Corp.
     6.80%, due 3/15/32                                   100,000        105,517
  Northern States Power Co.
     6.875%, due 8/1/09                                   100,000        103,126
  Occidental Petroleum Corp.
     7.20%, due 4/1/28                                    100,000        111,819
  PPL Energy Supply LLC
     5.40%, due 8/15/14                                   100,000         95,732
  Texaco Capital, Inc.
     9.75%, due 3/15/20                                   176,000        241,936
  Valero Energy Corp.
     7.50%, due 4/15/32                                   100,000        112,126
  XTO Energy, Inc.
     4.90%, due 2/1/14                                     75,000         69,755
                                                                    ------------
                                                                       3,581,842
                                                                    ------------
  FINANCE - OTHER (2.9%)
  American Express Travel Related
     Services Co., Inc.


                                     6 of 26

     Series E
     3.625%, due 2/20/09                                  250,000        238,831
  Archstone-Smith Operating Trust
     5.25%, due 5/1/15                                    100,000         95,124
  AvalonBay Communities, Inc.
     4.95%, due 3/15/13                                   100,000         95,088
  Barrick Gold Finance Co.
     4.875%, due 11/15/14                                  50,000         46,497
  Bear Stearns Cos., Inc. (The)
     5.70%, due 11/15/14                                  250,000        247,257
  Boston Properties, Inc.
     6.25%, due 1/15/13                                   100,000        102,021
  Brandywine Operating Partnership,
     L.P.
     4.50%, due 11/1/09                                   125,000        120,048
  BRE Properties, Inc.
     5.75%, due 9/1/09                                    100,000        100,623
  Camden Property Trust
     4.375%, due 1/15/10                                  100,000         96,247
  CarrAmerica Realty Corp.
     3.625%, due 4/1/09                                    50,000         47,437
  Chelsea Property Group, Inc.
     6.00%, due 1/15/13                                   100,000        100,846
  Colonial Realty, L.P.
     4.80%, due 4/1/11                                     50,000         47,361
  Countrywide Financial Corp.
     6.25%, due 5/15/16                                   100,000         99,513
  Countrywide Home Loans, Inc.
     3.25%, due 5/21/08                                   250,000        240,468
     5.625%, due 5/15/07                                  100,000        100,002
  Credit Suisse First Boston USA,
     Inc.
     3.875%, due 1/15/09                                  125,000        120,538
     4.875%, due 1/15/15                                  350,000        327,664
     5.125%, due 1/15/14                                  100,000         95,987
     5.25%, due 3/2/11                                    100,000         98,672
     6.50%, due 1/15/12                                   250,000        259,449
  D.R. Horton, Inc.
     4.875%, due 1/15/10                                  100,000         95,490
  Deutsche Bank Financial, Inc.
     7.50%, due 4/25/09                                   125,000        131,067
  Developers Diversified Realty Corp.
     5.00%, due 5/3/10                                     50,000         48,781
  EOP Operating, L.P.
     4.75%, due 3/15/14                                   100,000         92,023
     7.75%, due 11/15/07                                  425,000        435,730
  ERP Operating, L.P.
     5.375%, due 8/1/16                                    50,000         47,602
     6.95%, due 3/2/11                                    100,000        105,076
  Golden West Financial Corp.
     4.75%, due 10/1/12                                   100,000         95,871
  Goldman Sachs Group, Inc. (The)
     4.75%, due 7/15/13                                   250,000        234,908
     5.15%, due 1/15/14                                   625,000        597,773
     5.35%, due 1/15/16                                   250,000        239,244
     5.70%, due 9/1/12                                    450,000        448,051
     6.45%, due 5/1/36                                    100,000         98,199
  Goldman Sachs Group, L.P.
     5.00%, due 10/1/14                                   100,000         94,197
  Hospitality Properties Trust
     5.125%, due 2/15/15                                   50,000         46,376


                                     7 of 26

  Kimco Realty Corp.
     5.783%, due 3/15/16                                   50,000         48,970
  Lehman Brothers Holdings, Inc.
     5.50%, due 4/4/16                                    200,000        193,333
     6.625%, due 1/18/12                                  150,000        156,652
     7.00%, due 2/1/08                                    250,000        254,994
  Liberty Property, L.P.
     5.125%, due 3/2/15                                   100,000         93,309
  Mack-Cali Realty, L.P.
     5.05%, due 4/15/10                                   201,000        195,144
  Merrill Lynch & Co., Inc.
     Series C
     5.00%, due 1/15/15                                   150,000        141,972
     Series B
     5.30%, due 9/30/15                                   250,000        239,624
     5.77%, due 7/25/11                                   200,000        201,053
     6.00%, due 2/17/09                                   250,000        252,805
  Morgan Stanley
     3.625%, due 4/1/08                                   250,000        242,694
     4.00%, due 1/15/10                                   350,000        333,254
     4.75%, due 4/1/14                                    100,000         92,872
     5.375%, due 10/15/15                                 275,000        263,356
     6.60%, due 4/1/12                                    175,000        182,954
     6.75%, due 10/15/13                                  175,000        182,706
  National Rural Utilities
     Cooperative Finance Corp.
     5.75%, due 8/28/09                                   250,000        251,825
     Series C
     7.25%, due 3/1/12                                     50,000         53,732
  Pricoa Global Funding I
     4.20%, due 1/15/10                     (a)           100,000         95,690
     4.625%, due 6/25/12                    (a)           100,000         94,849
  Principal Life Income Funding Trust
     5.20%, due 11/15/10                                   50,000         49,346
  ProLogis
     5.625%, due 11/15/15                                  50,000         48,212
  Regency Centers, L.P.
     5.25%, due 8/1/15                                    100,000         94,512
  Residential Capital Corp.
     6.125%, due 11/21/08                                 350,000        347,728
     6.375%, due 6/30/10                                  125,000        124,579
  Security Capital Group
     7.95%, due 5/15/08                                   100,000        101,617
  Simon Property Group, L.P.
     3.75%, due 1/30/09                                    50,000         47,832
     5.375%, due 8/28/08                                  100,000         99,512
  SLM Corp.
     5.625%, due 8/1/33                                   250,000        227,032
  Synovus Financial Corp.
     4.875%, due 2/15/13                                   50,000         47,870
                                                                    ------------
                                                                      10,250,089
                                                                    ------------
  GAS (0.1%)
  AGL Capital Corp.
     4.45%, due 4/15/13                                   100,000         91,772
  KeySpan Corp.
     4.65%, due 4/1/13                                    100,000         92,986
  NiSource Finance Corp.
     6.15%, due 3/1/13                                    100,000        100,564
  ONEOK, Inc


                                     8 of 26

     5.51%, due 2/16/08                                   100,000         99,696
                                                                    ------------
                                                                         385,018
                                                                    ------------
  INDEPENDENT (1.6%)
  American General Finance Corp.
     Series H
     4.00%, due 3/15/11                                   250,000        233,025
     Series I
     5.40%, due 12/1/15                                   250,000        240,987
  Ameriprise Financial, Inc.
     5.35%, due 11/15/10                                  100,000         98,967
  CIT Group, Inc.
     5.75%, due 9/25/07                                   250,000        250,198
     7.75%, due 4/2/12                                    250,000        273,642
  CitiFinancial Credit Co.
     8.70%, due 6/15/10                                   227,000        251,661
  General Electric Capital Corp.
     4.875%, due 10/21/10                                 200,000        195,748
     5.00%, due 1/8/16                                    375,000        356,069
     6.00%, due 6/15/12                                 1,125,000      1,149,753
     Series A
     6.75%, due 3/15/32                                   500,000        543,861
  HSBC Finance Corp.
     5.00%, due 6/30/15                                   250,000        234,493
     5.50%, due 1/19/16                                   500,000        484,112
     5.75%, due 1/30/07                                   250,000        250,332
     6.375%, due 10/15/11                                 550,000        567,261
     6.40%, due 6/17/08                                   250,000        254,030
  International Lease Finance Corp.
     Series O
     4.375%, due 11/1/09                                  250,000        239,728
  Toll Brothers Finance Corp.
     5.15%, due 5/15/15                                    50,000         43,495
                                                                    ------------
                                                                       5,667,362
                                                                    ------------
  INSURANCE (0.9%)
  Aetna, Inc.
     6.00%, due 6/15/16                                    75,000         74,999
     7.875%, due 3/1/11                                   100,000        108,541
  AIG SunAmerica Global Financing VI
     6.30%, due 5/10/11                     (a)           250,000        257,697
  Allstate Corp. (The)
     5.00%, due 8/15/14                                   150,000        142,029
     7.20%, due 12/1/09                                   100,000        105,228
  American International Group, Inc.
     4.70%, due 10/1/10                     (a)           100,000         97,083
     6.25%, due 5/1/36                      (a)            50,000         49,741
  Aon Corp.
     7.375%, due 12/14/12                                 100,000        107,983
  Assurant, Inc.
     5.625%, due 2/15/14                                  100,000         97,242
  Berkshire Hathaway Finance Corp.
     4.85%, due 1/15/15                                   400,000        377,319
  Chubb Corp.
     5.20%, due 4/1/13                                    100,000         97,141
  Genworth Financial, Inc.
     5.75%, due 6/15/14                                    50,000         49,688
  Hartford Financial Services Group,
     Inc. (The)
     5.55%, due 8/16/08                                   100,000        100,053


                                     9 of 26

     7.90%, due 6/15/10                                   100,000        107,849
  Lincoln National Corp.
     4.75%, due 2/15/14                                   150,000        139,454
  Marsh & McLennan Cos., Inc.
     5.375%, due 7/15/14                                  100,000         93,882
  MetLife, Inc.
     5.00%, due 11/24/13                                   50,000         47,660
     5.00%, due 6/15/15                                   100,000         93,930
     5.70%, due 6/15/35                                   100,000         91,626
     6.125%, due 12/1/11                                  100,000        102,208
  Nationwide Financial Services, Inc.
     5.10%, due 10/1/15                                    25,000         23,360
  Protective Life Corp.
     4.875%, due 11/1/14                                  100,000         94,480
  Prudential Financial, Inc.
     Series B
     5.10%, due 9/20/14                                   100,000         94,903
  SAFECO Corp.
     4.20%, due 2/1/08                                    100,000         97,702
  Travelers Property Casualty Corp.
     5.00%, due 3/15/13                                   100,000         94,575
  UnitedHealth Group, Inc.
     5.00%, due 8/15/14                                   100,000         94,366
     5.375%, due 3/15/16                                  100,000         96,039
  WellPoint, Inc.
     5.95%, due 12/15/34                                  150,000        140,648
                                                                    ------------
                                                                       3,077,426
                                                                    ------------
  MANUFACTURING (2.2%)
  Alcoa, Inc.
     6.00%, due 1/15/12                                   250,000        254,569
  American Standard, Inc.
     7.375%, due 2/1/08                                    50,000         51,005
  Black & Decker Corp.
     4.75%, due 11/1/14                                    50,000         45,461
  Boeing Co. (The)
     6.125%, due 2/15/33                                  250,000        257,148
  Bottling Group LLC
     5.50%, due 4/1/16                                    100,000         97,652
  Caterpillar, Inc.
     5.30%, due 9/15/35                                   313,000        285,388
  Centex Corp.
     6.50%, due 5/1/16                                     50,000         49,182
     7.50%, due 1/15/12                                   100,000        105,198
  Computer Sciences Corp.
     5.00%, due 2/15/13                                   100,000         94,860
  CRH America, Inc.
     5.30%, due 10/15/13                                  100,000         95,527
  DaimlerChrysler NA Holding Corp.
     4.05%, due 6/4/08                                    250,000        242,644
     4.875%, due 6/15/10                                  100,000         96,353
     8.50%, due 1/18/31                                   250,000        288,721
  Dover Corp.
     5.375%, due 10/15/35                                  50,000         45,143
  Dow Chemical Co. (The)
     6.00%, due 10/1/12                                   200,000        203,546
     8.55%, due 10/15/09                                   50,000         54,365
  E.I. du Pont de Nemours & Co.
     4.75%, due 11/15/12                                  250,000        237,888


                                    10 of 26

  Eastman Chemical Co.
     7.25%, due 1/15/24                                   100,000        102,389
  Electronic Data Systems Corp.
     Series B
     6.50%, due 8/1/13                                    100,000         99,170
  Emerson Electric Co.
     7.125%, due 8/15/10                                  250,000        265,344
  First Data Corp.
     4.70%, due 8/1/13                                    100,000         94,351
  General Dynamics Corp.
     4.25%, due 5/15/13                                   100,000         92,536
  Goodrich Corp.
     7.00%, due 4/15/38                                    50,000         51,419
  Hewlett-Packard Co.
     3.625%, due 3/15/08                                  250,000        242,765
  Honeywell International, Inc.
     7.50%, due 3/1/10                                    100,000        106,515
  ICI Wilmington, Inc.
     4.375%, due 12/1/08                                  100,000         97,023
  International Business Machines
     Corp.
     4.25%, due 9/15/09                                   150,000        145,302
     6.50%, due 1/15/28                                   100,000        104,013
     7.50%, due 6/15/13                                   100,000        110,714
  International Paper Co.
     5.25%, due 4/1/16                                    100,000         92,751
     5.85%, due 10/30/12                                  100,000        100,119
  John Deere Capital Corp.
     7.00%, due 3/15/12                                   250,000        265,568
  Johnson Controls, Inc.
     5.50%, due 1/15/16                                    50,000         47,971
     6.00%, due 1/15/36                                    50,000         46,985
  Lennar Corp.
     Series B
     5.125%, due 10/1/10                                   50,000         48,038
     Series B
     5.60%, due 5/31/15                                    50,000         46,190
  Litton Industries, Inc.
     8.00%, due 10/15/09                                  100,000        107,017
  Lockheed Martin Corp.
     7.65%, due 5/1/16                                    250,000        282,483
  Lubrizol Corp.
     5.50%, due 10/1/14                                   100,000         95,314
  Masco Corp.
     4.80%, due 6/15/15                                   200,000        179,525
  MDC Holdings, Inc.
     5.375%, due 7/1/15                                    50,000         43,951
  MeadWestvaco Corp.
     6.85%, due 4/1/12                                    100,000        102,749
  Medtronic, Inc.
     Series B
     4.75%, due 9/15/15                                    50,000         46,186
  Monsanto Co.
     7.375%, due 8/15/12                                  100,000        108,073
  Motorola, Inc.
     7.50%, due 5/15/25                                   100,000        111,091
  Newmont Mining Corp.
     8.625%, due 5/15/11                                   50,000         55,785
  Northrop Grumman Corp.
     7.125%, due 2/15/11                                  100,000        105,984


                                    11 of 26

     7.875%, due 3/1/26                                   100,000        119,387
  Praxair, Inc.
     3.95%, due 6/1/13                                    100,000         90,578
  Pulte Homes, Inc.
     7.875%, due 8/1/11                                   100,000        106,176
  Raytheon Co.
     5.50%, due 11/15/12                                  100,000         98,873
     6.40%, due 12/15/18                                  350,000        362,417
  Rohm & Haas Co.
     7.85%, due 7/15/29                                   100,000        117,990
  Textron Financial Corp.
     4.125%, due 3/3/08                                   125,000        122,198
  Toyota Motor Credit Corp.
     4.25%, due 3/15/10                                   100,000         96,116
  United Technologies Corp.
     5.40%, due 5/1/35                                    100,000         91,309
     6.35%, due 3/1/11                                    250,000        258,075
  Weyerhaeuser Co.
     6.75%, due 3/15/12                                   200,000        206,265
     7.375%, due 3/15/32                                  100,000        103,528
                                                                    ------------
                                                                       7,674,883
                                                                    ------------
  SERVICE (2.9%)
  Abbott Laboratories
     5.875%, due 5/15/16                                  200,000        201,086
  Allergan, Inc.
     5.75%, due 4/1/16                      (a)            50,000         49,305
  Amgen, Inc.
     4.85%, due 11/18/14                                  100,000         93,996
  Baxter International, Inc.
     4.625%, due 3/15/15                                   50,000         45,644
  Belo Corp.
     8.00%, due 11/1/08                                   100,000        104,319
  Boston Scientific Corp.
     6.25%, due 11/15/15                                   50,000         48,457
  Bristol-Myers Squibb Co.
     5.75%, due 10/1/11                                   250,000        251,880
     7.15%, due 6/15/23                                    50,000         55,759
  Cardinal Health, Inc.
     5.85%, due 12/15/17                                  100,000         96,456
     6.25%, due 7/15/08                                   100,000        101,039
  Cisco Systems, Inc.
     5.50%, due 2/22/16                                   150,000        145,873
  Clear Channel Communications, Inc.
     5.50%, due 9/15/14                                   100,000         90,713
     6.00%, due 11/1/06                                   200,000        200,079
     6.875%, due 6/15/18                                  100,000         94,840
  Comcast Cable Communications
     Holdings, Inc.
     8.375%, due 3/15/13                                  250,000        279,997
  Comcast Cable Communications, Inc.
     7.125%, due 6/15/13                                  400,000        422,246
  Comcast Corp.
     4.95%, due 6/15/16                                   100,000         90,601
     5.65%, due 6/15/35                                   200,000        172,185
     6.45%, due 3/15/37                                   250,000        237,234
  Cox Communications, Inc.
     3.875%, due 10/1/08                                   40,000         38,475
     5.45%, due 12/15/14                                  100,000         93,236
     7.125%, due 10/1/12                                  200,000        208,259


                                    12 of 26

     7.75%, due 8/15/06                                   100,000        100,051
  CVS Corp.
     4.875%, due 9/15/14                                   50,000         46,272
  Eli Lilly & Co.
     4.50%, due 3/15/18                                   100,000         89,452
  Federated Department Stores, Inc.
     6.625%, due 9/1/08                                   100,000        101,946
  FedEx Corp.
     2.65%, due 4/1/07                                     50,000         48,978
  Gannett Co., Inc.
     5.75%, due 6/1/11                                    100,000         99,532
  Genentech, Inc.
     4.75%, due 7/15/15                                   100,000         92,680
  GlaxoSmithKline Capital, Inc.
     4.375%, due 4/15/14                                  100,000         92,477
  Harrah's Operating Co., Inc.
     5.375%, due 12/15/13                                 100,000         93,121
     5.625%, due 6/1/15                                    50,000         46,646
  Hillenbrand Industries, Inc.
     4.50%, due 6/15/09                                   130,000        126,387
  Historic TW, Inc.
     6.625%, due 5/15/29                                  250,000        241,293
  IAC/InterActiveCorp.
     7.00%, due 1/15/13                                   100,000        101,497
  Kroger Co. (The)
     5.50%, due 2/1/13                                    250,000        242,182
  Lowe's Cos., Inc.
     6.875%, due 2/15/28                                  100,000        109,530
  Marriott International, Inc.
     4.625%, due 6/15/12                                   50,000         46,765
  May Department Stores Co. (The)
     5.95%, due 11/1/08                                    50,000         50,276
     6.65%, due 7/15/24                                    50,000         49,790
     6.70%, due 9/15/28                                   100,000         98,855
  McKesson Corp.
     7.75%, due 2/1/12                                     50,000         54,202
  Merck & Co., Inc.
     4.75%, due 3/1/15                                    250,000        231,342
  News America, Inc.
     5.30%, due 12/15/14                                  300,000        287,771
     7.25%, due 5/18/18                                   100,000        107,985
  Oracle Corp.
     5.00%, due 1/15/11                                   200,000        194,788
  Pfizer, Inc.
     4.65%, due 3/1/18                                    300,000        274,268
  Quest Diagnostics, Inc.
     5.125%, due 11/1/10                                   50,000         48,999
  R.R. Donnelley & Sons Co.
     5.50%, due 5/15/15                                   100,000         93,123
  Republic Services, Inc.
     6.75%, due 8/15/11                                    50,000         52,092
  Safeway, Inc.
     5.80%, due 8/15/12                                   200,000        197,052
  Schering-Plough Corp.
     6.75%, due 12/1/33                                   100,000        105,012
  Science Applications International
     Corp.
     6.25%, due 7/1/12                                    100,000        101,020
  Target Corp.
     5.875%, due 3/1/12                                   250,000        254,248


                                    13 of 26

  Time Warner, Inc.
     6.75%, due 4/15/11                                   250,000        257,273
     6.875%, due 5/1/12                                   125,000        129,259
     7.625%, due 4/15/31                                  150,000        161,292
  Viacom, Inc.
     5.50%, due 5/15/33                                   100,000         80,668
     5.625%, due 8/15/12                                  350,000        340,757
     6.875%, due 4/30/36                    (a)           250,000        239,759
  Wal-Mart Stores, Inc.
     4.75%, due 8/15/10                                   150,000        146,547
     5.25%, due 9/1/35                                    250,000        223,397
     6.875%, due 8/10/09                                  250,000        260,238
  Walt Disney Co. (The)
     Series B
     5.875%, due 12/15/17                                 125,000        125,336
     6.375%, due 3/1/12                                   250,000        258,746
  Waste Management, Inc.
     5.00%, due 3/15/14                                    50,000         47,199
     7.00%, due 10/15/06                                  100,000        100,254
     7.125%, due 12/15/17                                 100,000        107,880
  WellPoint, Inc.
     6.80%, due 8/1/12                                    100,000        105,204
  Wyeth
     5.50%, due 3/15/13                                   250,000        246,146
     5.50%, due 2/1/14                                     50,000         48,993
     6.45%, due 2/1/24                                    100,000        102,109
  Yum! Brands, Inc.
     8.875%, due 4/15/11                                  100,000        111,999
                                                                    ------------
                                                                      10,094,367
                                                                    ------------
  TELECOM (1.3%)
  ALLTEL Corp.
     4.656%, due 5/17/07                                   74,000         73,714
     7.00%, due 7/1/12                                    250,000        264,956
  BellSouth Corp.
     5.20%, due 9/15/14                                   100,000         93,939
     6.00%, due 11/15/34                                  100,000         90,229
     6.875%, due 10/15/31                                 250,000        250,412
  CenturyTel, Inc.
     Series F
     6.30%, due 1/15/08                                   100,000        100,727
     Series H
     8.375%, due 10/15/10                                 100,000        108,085
  Cingular Wireless LLC
     6.50%, due 12/15/11                                  100,000        103,520
  Harris Corp.
     5.00%, due 10/1/15                                    50,000         46,312
  New Cingular Wireless Services,
     Inc.
     8.125%, due 5/1/12                                   100,000        110,812
     8.75%, due 3/1/31                                    100,000        123,824
  SBC Communications, Inc.
     5.10%, due 9/15/14                                   700,000        656,982
     5.875%, due 2/1/12                                   100,000         99,703
     6.15%, due 9/15/34                                   250,000        232,375
  Sprint Capital Corp.
     6.875%, due 11/15/28                                 300,000        303,555
     7.625%, due 1/30/11                                  100,000        106,732
     8.375%, due 3/15/12                                  500,000        555,137
     8.75%, due 3/15/32                                   100,000        121,803


                                    14 of 26

  Verizon Global Funding Corp.
     5.85%, due 9/15/35                                   200,000        177,637
     6.125%, due 6/15/07                                  250,000        251,186
     7.75%, due 12/1/30                                   350,000        382,155
  Verizon Pennsylvania, Inc.
     Series A
     5.65%, due 11/15/11                                  250,000        245,432
                                                                    ------------
                                                                       4,499,227
                                                                    ------------
  TRANSPORTATION (0.4%)
  Burlington Northern Santa Fe Corp.
     6.75%, due 7/15/11                                   100,000        104,996
     7.125%, due 12/15/10                                 100,000        105,905
  CSX Corp.
     6.30%, due 3/15/12                                   100,000        103,065
  CSX Transportation, Inc.
     7.875%, due 5/15/43                                  100,000        119,451
  Norfolk Southern Corp.
     5.64%, due 5/17/29                                   144,000        134,413
     6.00%, due 4/30/08                                   100,000        100,719
     7.05%, due 5/1/37                                    100,000        111,450
  TTX Co.
     5.00%, due 4/1/12                      (a)           100,000         96,662
  Union Pacific Corp.
     5.375%, due 5/1/14                                   250,000        244,907
     6.125%, due 1/15/12                                  100,000        102,014
     6.65%, due 1/15/11                                   100,000        104,057
     7.00%, due 2/1/16                                     50,000         53,992
                                                                    ------------
                                                                       1,381,631
                                                                    ------------
  Total Corporate Bonds
     (Cost $70,756,016)                                               68,852,697
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
  FOREIGN BONDS (3.1%)

  BANKS (0.5%)
  Abbey National PLC
     7.95%, due 10/26/29                                  100,000        120,954
  Bank of Tokyo-Mitsubishi, Ltd.
     (The)
     8.40%, due 4/15/10                                   100,000        109,133
  HSBC Holdings PLC
     7.50%, due 7/15/09                                   250,000        262,723
  International Bank of
     Reconstruction & Development
     (zero coupon), due 3/11/31                           504,000        128,832
  Korea Development Bank
     4.25%, due 11/13/07                                  100,000         98,318
  Kreditanstalt fuer Wiederaufbau
     3.375%, due 1/23/08                                  550,000        535,272
  Landwirtschaftliche Rentenbank
     Series 5
     3.25%, due 6/16/08                                   250,000        241,127
  National Australia Bank, Ltd.
     4.80%, due 4/6/10                      (a)           100,000         97,643
  Royal Bank of Scotland Group PLC
     5.00%, due 11/12/13                                  100,000         95,895
     5.05%, due 1/8/15                                    100,000         95,165
  UFJ Finance Aruba AEC
     6.75%, due 7/15/13                                   100,000        105,313


                                    15 of 26

                                                                    ------------
                                                                       1,890,375
                                                                    ------------
  CONSUMER (0.1%)
  Diageo Capital PLC
     3.375%, due 3/20/08                                  250,000        241,730
                                                                    ------------
  ELECTRIC (0.0%)                           ++
  Scottish Power PLC
     5.375%, due 3/15/15                                  100,000         95,712
                                                                    ------------
  ENERGY (0.0%)                             ++
  Transocean, Inc.
     7.375%, due 4/15/18                                  100,000        109,302
                                                                    ------------
  FINANCE - OTHER (0.0%)                    ++
  BSKYB Finance UK PLC
     5.625%, due 10/15/15                   (a)            50,000         47,870
                                                                    ------------
  FOREIGN SOVEREIGN (1.2%)
  Canadian Government
     5.25%, due 11/5/08                                   500,000        502,521
  Malaysian Government
     7.50%, due 7/15/11                                   100,000        107,633
  Republic of Chile
     5.50%, due 1/15/13                                   100,000         98,770
  Republic of Finland
     4.75%, due 3/6/07                                    250,000        248,828
  Republic of Italy
     4.375%, due 10/25/06                                 250,000        249,386
     5.625%, due 6/15/12                                  750,000        756,872
  Republic of Korea
     8.875%, due 4/15/08                                  250,000        264,451
  Republic of Poland
     5.25%, due 1/15/14                                   100,000         97,615
  Republic of South Africa
     7.375%, due 4/25/12                                  100,000        106,000
  United Mexican States
     Series A
     5.875%, due 1/15/14                                  750,000        748,875
     6.375%, due 1/16/13                                  550,000        565,400
     6.75%, due 9/27/34                                   150,000        152,775
     7.50%, due 1/14/12                                   250,000        269,625
                                                                    ------------
                                                                       4,168,751
                                                                    ------------
  GAS (0.0%)                                ++
  Weatherford International, Inc.
     5.50%, due 2/15/16                                    50,000         48,239
                                                                    ------------
  INDEPENDENT (0.1%)
  CIT Group Co. of Canada
     5.20%, due 6/1/15                                    300,000        284,371
                                                                    ------------
  INSURANCE (0.1%)
  Axa
     8.60%, due 12/15/30                                  105,000        128,346
  XL Capital, Ltd.
     5.25%, due 9/15/14                                    50,000         46,580
                                                                    ------------
                                                                         174,926
                                                                    ------------


                                    16 of 26

  MANUFACTURING (0.2%)
  Alcan, Inc.
     5.00%, due 6/1/15                                    100,000         93,021
  BHP Billiton Finance USA, Ltd.
     4.80%, due 4/15/13                                   100,000         95,395
     5.25%, due 12/15/15                                  100,000         95,861
  Celulosa Arauco y Constitucion S.A.
     5.625%, due 4/20/15                                   50,000         47,185
  Hanson Australia Funding, Ltd.
     5.25%, due 3/15/13                                   100,000         95,375
  Tyco International Group S.A.
     6.00%, due 11/15/13                                  100,000        100,571
                                                                    ------------
                                                                         527,408
                                                                    ------------
  REGIONAL GOVERNMENT (0.2%)
  Hydro-Quebec
     Series JL
     6.30%, due 5/11/11                                   250,000        258,724
  Province of British Columbia
     5.375%, due 10/29/08                                 250,000        250,924
                                                                    ------------
                                                                         509,648
                                                                    ------------
  SERVICE (0.0%)                            ++
  Thomson Corp. (The)
     6.20%, due 1/5/12                                    100,000        101,744
                                                                    ------------
  TELECOM (0.7%)
  America Movil S.A. de C.V.
     5.75%, due 1/15/15                                   125,000        120,631
  British Telecommunications PLC
     8.375%, due 12/15/10                                 200,000        221,417
     8.875%, due 12/15/30                                 100,000        126,061
  Deutsche Telekom International
     Finance B.V.
     5.25%, due 7/22/13                                   100,000         94,747
     8.00%, due 6/15/10                                   350,000        377,711
     9.25%, due 6/1/32                                    100,000        126,402
  France Telecom S.A.
     8.50%, due 3/1/31                                    250,000        308,423
  Koninklijke (Royal) KPN N.V.
     8.00%, due 10/1/10                                   100,000        106,700
  Telecom Italia Capital S.A.
     4.95%, due 9/30/14                                   150,000        136,428
     6.00%, due 9/30/34                                   100,000         88,540
     6.375%, due 11/15/33                                 100,000         92,652
  Telefonica Europe B.V.
     7.75%, due 9/15/10                                   150,000        160,183
     8.25%, due 9/15/30                                   100,000        115,742
  Telefonos de Mexico S.A. de C.V.
     4.50%, due 11/19/08                                  100,000         97,139
  Vodafone Group PLC
     7.75%, due 2/15/10                                   250,000        265,636
     7.875%, due 2/15/30                                  100,000        111,766
                                                                    ------------
                                                                       2,550,178
                                                                    ------------
  Total Foreign Bonds
     (Cost $11,036,382)                                               10,750,254
                                                                    ------------


                                    17 of 26

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
  U.S. GOVERNMENT & FEDERAL AGENCIES
  (72.2%)

  FEDERAL HOME LOAN BANK (1.0%)
     3.375%, due 9/14/07                    (b)         1,500,000      1,468,749
     4.25%, due 5/15/09                     (b)         2,000,000      1,950,784
                                                                    ------------
                                                                       3,419,533
                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE
  CORPORATION (2.7%)
     4.00%, due 12/15/09                    (b)         3,250,000      3,127,462
     4.125%, due 7/12/10                    (b)         1,085,000      1,041,332
     4.50%, due 7/15/13                     (b)         1,000,000        951,799
     4.50%, due 1/15/15                     (b)         2,000,000      1,883,038
     5.00%, due 7/15/14                     (b)         1,000,000        976,959
     6.25%, due 7/15/32                     (c)         1,500,000      1,652,163
                                                                    ------------
                                                                       9,632,753
                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE
  CORPORATION (MORTGAGE PASS-THROUGH
  SECURITIES) (15.0%)
     4.00%, due 10/1/20                     (b)         2,000,000      1,860,819
     4.00%, due 2/1/21                      (b)         1,000,000        930,219
     4.50%, due 8/1/20                      (b)         3,460,619      3,299,581
     4.50%, due 11/1/20                     (b)           946,802        902,176
     4.50%, due 1/1/21                      (b)           943,194        898,738
     4.50%, due 2/1/21                      (b)         1,905,881      1,816,051
     4.50%, due 3/1/21                      (b)         1,365,643      1,301,277
     4.50%, due 8/1/33                      (b)           400,287        369,804
     4.50%, due 6/1/34                      (b)           482,335        444,542
     4.50%, due 5/1/35                      (b)           916,630        843,019
     4.50%, due 6/1/35                      (b)           947,186        871,121
     4.50%, due 8/1/35                      (b)           937,553        862,262
     5.00%, due 11/1/20                     (b)         1,839,057      1,785,304
     5.00%, due 12/1/20                     (b)         2,884,912      2,800,589
     5.00%, due 4/1/21                      (b)         3,463,957      3,362,709
     5.00%, due 4/1/35                      (b)           475,835        450,233
     5.00%, due 7/1/35                      (b)         1,399,554      1,324,250
     5.00%, due 8/1/35                      (b)         4,259,841      4,030,639
     5.00%, due 9/1/35                      (b)         2,388,802      2,260,271
     5.00%, due 10/1/35                     (b)         1,940,245      1,835,850
&    5.00%, due 6/1/36                      (b)         5,993,712      5,667,570
     5.50%, due 2/1/18                      (b)           752,503        746,437
     5.50%, due 7/1/35                      (b)         4,533,122      4,406,469
     5.50%, due 8/1/35                      (b)         4,037,127      3,924,333
     5.50%, due 1/1/36                      (b)         1,973,990      1,918,838
     6.00%, due 8/1/17                      (b)           633,446        638,401
     6.00%, due 6/1/21                      (b)         1,000,000      1,006,917
     6.00%, due 3/1/29                      (b)            43,455         43,442
     6.00%, due 12/1/35                     (b)            25,575         25,445
     6.00%, due 8/1/36                      TBA (d)       700,000        695,843
     6.50%, due 4/1/11                      (b)             6,330          6,404
     6.50%, due 5/1/11                      (b)             5,673          5,749
     6.50%, due 10/1/11                     (b)             4,851          4,907
     6.50%, due 6/1/14                      (b)            46,845         47,444
     6.50%, due 4/1/17                      (b)            25,669         26,032
     6.50%, due 5/1/17                      (b)            76,313         77,390
     6.50%, due 12/1/24                     (b)            86,118         87,516
     6.50%, due 11/1/25                     (b)            55,168         56,106
     6.50%, due 5/1/26                      (b)            14,513         14,740


                                    18 of 26

     6.50%, due 3/1/27                      (b)            18,035         18,358
     6.50%, due 5/1/31                      (b)            38,841         39,508
     6.50%, due 8/1/31                      (b)            33,452         34,025
     6.50%, due 1/1/32                      (b)           161,789        164,564
     6.50%, due 3/1/32                      (b)           177,297        180,295
     6.50%, due 4/1/32                      (b)            52,312         53,193
     6.50%, due 7/1/32                      (b)            43,443         44,175
     6.50%, due 1/1/34                      (b)           241,839        245,108
     7.00%, due 6/1/11                      (b)            11,618         11,834
     7.00%, due 11/1/11                     (b)             3,614          3,687
     7.00%, due 4/1/26                      (b)            16,563         17,045
     7.00%, due 7/1/26                      (b)             2,125          2,187
     7.00%, due 12/1/27                     (b)            31,067         31,946
     7.00%, due 1/1/30                      (b)            15,243         15,661
     7.00%, due 3/1/31                      (b)            98,798        101,548
     7.00%, due 10/1/31                     (b)            41,806         42,969
     7.00%, due 3/1/32                      (b)           143,740        147,741
     7.50%, due 1/1/16                      (b)            18,138         18,863
     7.50%, due 1/1/26                      (b)             4,784          4,972
     7.50%, due 11/1/26                     (b)             1,319          1,371
     7.50%, due 3/1/27                      (b)             1,638          1,701
     7.50%, due 2/1/30                      (b)             3,385          3,508
     7.50%, due 2/1/32                      (b)            89,182         92,388
     8.00%, due 7/1/26                      (b)            10,949         11,559
                                                                    ------------
                                                                      52,937,643
                                                                    ------------
  FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (1.5%)
     3.25%, due 11/15/07                    (b)         1,000,000        974,136
     3.25%, due 8/15/08                     (b)         2,000,000      1,923,636
     4.625%, due 10/15/13                   (b)         2,000,000      1,916,588
     6.21%, due 8/6/38                      (b)           475,000        520,929
                                                                    ------------
                                                                       5,335,289
                                                                    ------------
  FEDERAL NATIONAL MORTGAGE
  ASSOCIATION (MORTGAGE PASS-THROUGH
  SECURITIES) (16.3%)
     4.50%, due 1/1/20                      (b)         1,219,392      1,166,323
     4.50%, due 12/1/20                     (b)           270,688        258,636
     5.00%, due 6/1/20                      (b)           395,111        383,892
     5.00%, due 3/1/21                      (b)           995,407        966,831
     5.00%, due 5/1/21                      (b)            24,741         24,031
     5.00%, due 7/1/35                      (b)            89,439         84,692
&    5.00%, due 4/1/36                      (b)        10,774,392     10,196,742
     5.50%, due 6/1/16                      (b)             6,025          5,979
     5.50%, due 11/1/16                     (b)           206,383        204,840
     5.50%, due 2/1/17                      (b)            17,997         17,863
     5.50%, due 6/1/17                      (b)           131,134        130,100
     5.50%, due 8/1/17                      (b)           148,830        147,656
     5.50%, due 10/1/19                     (b)           298,590        295,910
     5.50%, due 4/1/21                      (b)           489,681        484,499
     5.50%, due 5/1/21                      (b)           981,637        971,248
     5.50%, due 2/1/35                      (b)            27,779         26,996
     5.50%, due 5/1/35                      (b)           848,083        824,173
     5.50%, due 6/1/35                      (b)           488,679        474,901
     5.50%, due 7/1/35                      (b)         2,497,974      2,427,549
     5.50%, due 8/1/35                      (b)         1,333,783      1,296,179
     5.50%, due 9/1/35                      (b)           918,832        892,928
     5.50%, due 11/1/35                     (b)         4,729,746      4,596,400
     5.50%, due 12/1/35                     (b)         3,942,747      3,831,589


                                    19 of 26

     5.50%, due 1/1/36                      (b)         1,000,099        971,903
     5.50%, due 2/1/36                      (b)           975,260        947,765
     5.50%, due 4/1/36                      (b)         1,798,410      1,747,231
     5.50%, due 5/1/36                      (b)         4,989,122      4,845,490
     5.50%, due 7/1/36                      (b)           500,000        485,605
     6.00%, due 6/1/16                      (b)           131,133        132,427
     6.00%, due 7/1/16                      (b)            44,848         45,290
     6.00%, due 9/1/16                      (b)            68,543         69,219
     6.00%, due 9/1/17                      (b)            89,583         90,436
     6.00%, due 1/1/36                      (b)            45,109         44,858
&    6.00%, due 7/1/36                      (b)         8,999,802      8,944,433
     6.00%, due 8/1/36                      (b)         4,000,003      3,975,394
     6.50%, due 3/1/11                      (b)               719            725
     6.50%, due 4/1/11                      (b)             5,771          5,828
     6.50%, due 6/1/11                      (b)               910            920
     6.50%, due 9/1/11                      (b)            11,024         11,155
     6.50%, due 10/1/11                     (b)            83,650         84,644
     6.50%, due 11/1/11                     (b)             8,260          8,364
     6.50%, due 6/1/15                      (b)           143,628        145,745
     6.50%, due 4/1/27                      (b)            16,001         16,278
     6.50%, due 2/1/28                      (b)            23,758         24,170
     6.50%, due 7/1/32                      (b)            20,348         20,671
     6.50%, due 8/1/32                      (b)           451,908        459,067
     6.50%, due 9/1/32                      (b)             6,041          6,137
     6.50%, due 1/1/35                      (b)           754,692        763,752
     6.50%, due 8/1/35                      (b)           826,137        836,055
     6.50%, due 9/1/35                      (b)            62,697         63,450
     6.50%, due 4/1/36                      (b)         1,986,257      2,010,038
     7.00%, due 2/1/09                      (b)            64,385         64,761
     7.00%, due 5/1/11                      (b)             2,459          2,504
     7.00%, due 6/1/11                      (b)             8,939          9,077
     7.00%, due 10/1/11                     (b)               459            466
     7.00%, due 11/1/11                     (b)            15,224         15,510
     7.00%, due 4/1/26                      (b)             7,983          8,206
     7.00%, due 5/1/26                      (b)            30,635         31,493
     7.00%, due 11/1/26                     (b)             2,667          2,741
     7.00%, due 1/1/28                      (b)               477            490
     7.00%, due 6/1/29                      (b)            24,398         25,076
     7.00%, due 8/1/29                      (b)           178,338        183,290
     7.00%, due 2/1/31                      (b)           152,408        156,632
     7.00%, due 8/1/31                      (b)            15,977         16,420
     7.00%, due 9/1/31                      (b)            36,635         37,637
     7.00%, due 11/1/31                     (b)             3,400          3,493
     7.00%, due 4/1/32                      (b)            36,230         37,228
     7.00%, due 5/1/32                      (b)            97,028         99,657
     7.50%, due 3/1/30                      (b)             4,080          4,226
     7.50%, due 7/1/30                      (b)            17,683         18,316
     7.50%, due 7/1/31                      (b)            69,026         71,380
     7.50%, due 8/1/31                      (b)             1,811          1,873
     8.00%, due 8/1/10                      (b)             1,290          1,320
     8.00%, due 9/1/11                      (b)             2,389          2,461
     8.00%, due 11/1/11                     (b)             6,506          6,738
     8.00%, due 1/1/25                      (b)               258            273
     8.00%, due 6/1/25                      (b)               591            625
     8.00%, due 9/1/25                      (b)             1,943          2,054
     8.00%, due 2/1/26                      (b)             1,244          1,316
     8.00%, due 9/1/26                      (b)            12,163         12,869
     8.00%, due 10/1/26                     (b)             2,033          2,152
     8.00%, due 11/1/26                     (b)             4,466          4,726


                                    20 of 26

     8.00%, due 4/1/27                      (b)             5,306          5,616
     8.00%, due 6/1/27                      (b)            22,164         23,462
     8.00%, due 12/1/27                     (b)            10,430         10,853
     8.00%, due 1/1/28                      (b)            34,594         36,619
     9.50%, due 3/1/16                      (b)            27,686         28,579
     9.50%, due 9/1/17                      (b)            29,419         30,293
     9.50%, due 9/1/19                      (b)             5,337          5,845
                                                                    ------------
                                                                      57,433,284
                                                                    ------------
  GOVERNMENT NATIONAL MORTGAGE
  ASSOCIATION (MORTGAGE PASS-THROUGH
  SECURITIES) (3.9%)
     5.00%, due 4/20/33                     (b)           418,489        398,297
     5.00%, due 2/15/36                     (b)           584,765        558,388
     5.00%, due 4/15/36                     (b)           996,467        951,519
     5.00%, due 6/20/36                     (b)           999,901        950,738
     5.50%, due 7/15/34                     (b)           494,883        484,947
     5.50%, due 7/20/34                     (b)           395,240        386,020
     5.50%, due 4/15/35                     (b)           904,160        885,546
     5.50%, due 9/15/35                     (b)           954,345        934,697
     5.50%, due 10/15/35                    (b)           949,780        930,227
     5.50%, due 12/20/35                    (b)           972,664        949,304
     5.50%, due 5/15/36                     (b)           998,874        978,057
     6.00%, due 3/20/29                     (b)           104,536        104,698
     6.00%, due 7/15/29                     (b)           343,734        344,897
     6.00%, due 1/15/32                     (b)           140,728        141,016
     6.00%, due 12/15/32                    (b)            89,542         89,725
     6.00%, due 11/15/33                    (b)           230,765        231,215
     6.00%, due 2/15/34                     (b)           920,798        922,400
     6.00%, due 1/20/35                     (b)           346,634        346,206
     6.00%, due 6/15/35                     (b)           403,605        403,861
     6.00%, due 5/15/36                     (b)           998,047        998,661
     6.50%, due 3/20/31                     (b)            75,961         77,320
     6.50%, due 1/15/32                     (b)            97,029         98,897
     6.50%, due 6/15/35                     (b)             7,123          7,257
     6.50%, due 1/15/36                     (b)           999,000      1,017,516
     7.00%, due 3/15/07                     (b)             1,192          1,194
     7.00%, due 11/15/11                    (b)            18,812         19,098
     7.00%, due 2/15/26                     (b)             6,385          6,597
     7.00%, due 4/15/26                     (b)             2,323          2,400
     7.00%, due 6/15/29                     (b)               656            677
     7.00%, due 12/15/29                    (b)            10,091         10,416
     7.00%, due 5/15/31                     (b)             4,365          4,506
     7.00%, due 8/15/31                     (b)            53,953         55,686
     7.00%, due 8/20/31                     (b)            96,701         99,323
     7.00%, due 8/15/32                     (b)           140,932        145,466
     7.50%, due 1/15/09                     (b)               697            712
     7.50%, due 9/15/11                     (b)            41,028         42,417
     7.50%, due 3/15/26                     (b)             5,867          6,121
     7.50%, due 10/15/26                    (b)            13,495         14,078
     7.50%, due 11/15/26                    (b)             5,533          5,772
     7.50%, due 1/15/30                     (b)            16,668         17,356
     7.50%, due 10/15/30                    (b)            15,862         16,516
     7.50%, due 3/15/32                     (b)            75,176         78,281
     8.00%, due 6/15/26                     (b)               576            611
     8.00%, due 9/15/26                     (b)             1,830          1,942
     8.00%, due 10/15/26                    (b)               752            798
     8.00%, due 11/15/26                    (b)             2,891          3,067
     8.00%, due 5/15/27                     (b)               697            740
     8.00%, due 7/15/27                     (b)             1,891          2,006


                                    21 of 26

     8.00%, due 9/15/27                     (b)             1,032          1,095
     8.00%, due 11/15/30                    (b)            77,889         82,609
     8.50%, due 7/15/26                     (b)             1,639          1,760
     8.50%, due 11/15/26                    (b)            10,247         11,003
                                                                    ------------
                                                                      13,823,656
                                                                    ------------
  UNITED STATES TREASURY BONDS (4.0%)
     4.50%, due 2/15/36                     (c)         2,671,000      2,437,913
     5.375%, due 2/15/31                    (c)         3,000,000      3,101,952
     6.00%, due 2/15/26                     (c)         2,500,000      2,752,148
     6.25%, due 8/15/23                     (c)         2,600,000      2,911,392
     6.25%, due 5/15/30                     (c)         1,007,000      1,158,915
     7.50%, due 11/15/16                    (b)           403,000        482,057
     8.75%, due 5/15/17                     (b)           252,000        328,742
     8.875%, due 2/15/19                    (b)           302,000        405,907
     9.875%, due 11/15/15                   (b)           302,000        410,401
                                                                    ------------
                                                                      13,989,427
                                                                    ------------
  UNITED STATES TREASURY NOTES (27.8%)
     3.125%, due 9/15/08                    (c)         3,500,000      3,372,170
&    3.375%, due 2/15/08                    (c)        18,545,000     18,091,519
     3.375%, due 9/15/09                    (b)         1,000,000        955,508
&    3.375%, due 10/15/09                   (b)         9,000,000      8,589,726
     3.625%, due 6/30/07                    (b)         1,000,000        986,602
     3.625%, due 6/15/10                    (b)         2,100,000      2,006,649
     3.875%, due 5/15/09                    (c)         2,500,000      2,431,640
     4.00%, due 8/31/07                     (c)         4,050,000      4,003,012
     4.00%, due 2/15/14                     (c)         2,295,000      2,158,376
     4.25%, due 10/31/07                    (c)           900,000        891,140
&    4.25%, due 11/30/07                    (c)         8,350,000      8,263,561
     4.25%, due 11/15/14                    (c)           825,000        785,329
&    4.375%, due 11/15/08                   (c)        13,385,000     13,217,688
&    4.50%, due 2/15/09                     (c)         7,230,000      7,152,335
     4.50%, due 2/28/11                     (c)         2,770,000      2,723,580
&    4.50%, due 2/15/16                     (c)         8,000,000      7,705,624
     4.75%, due 5/15/14                     (c)         3,850,000      3,798,868
     4.875%, due 5/15/09                    (c)         1,250,000      1,248,340
&    5.125%, due 5/15/16                    (c)         9,305,000      9,401,688
                                                                    ------------
                                                                      97,783,355
                                                                    ------------
  Total U.S. Government & Federal
     Agencies
     (Cost $257,999,157)                                             254,354,940(k)
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
  YANKEE BONDS (1.2%)                       (E)
  BANKS (0.4%)
  Australia & New Zealand Banking
     Group, Ltd.
     7.55%, due 9/15/06                                   353,000        353,754
  HSBC Bank PLC
     6.95%, due 3/15/11                                   200,000        209,741
  Inter-American Development Bank
     6.80%, due 10/15/25                                  604,000        683,331
  Santander Financial Issuances
     6.375%, due 2/15/11                                  100,000        103,041
                                                                    ------------
                                                                       1,349,867
                                                                    ------------
  CONSUMER (0.0%)                           ++
  Molson Coors Capital Finance ULC


                                    22 of 26

     4.85%, due 9/22/10                                   200,000        194,086
                                                                    ------------
  ELECTRIC (0.0%)                           ++
  United Utilities PLC
     5.375%, due 2/1/19                                   100,000         91,765
                                                                    ------------
  ENERGY (0.2%)
  Canadian Natural Resources, Ltd.
     5.45%, due 10/1/12                                   100,000         97,851
  EnCana Corp.
     4.75%, due 10/15/13                                  100,000         93,052
     6.30%, due 11/1/11                                   100,000        102,581
  Nexen, Inc.
     5.20%, due 3/10/15                                   100,000         94,108
  Petro-Canada
     4.00%, due 7/15/13                                   100,000         89,350
  Talisman Energy, Inc.
     5.125%, due 5/15/15                                   50,000         46,980
  TransCanada Pipelines, Ltd.
     4.00%, due 6/15/13                                   100,000         90,557
     5.85%, due 3/15/36                                   100,000         95,272
                                                                    ------------
                                                                         709,751
                                                                    ------------
  INSURANCE (0.0%)                          ++
  ACE, Ltd.
     6.00%, due 4/1/07                                    175,000        175,297
                                                                    ------------
  MANUFACTURING (0.2%)
  Alcan, Inc.
     6.45%, due 3/15/11                                   100,000        102,917
  Brookfield Asset Management, Inc.
     5.75%, due 3/1/10                                     50,000         49,894
  Falconbridge, Ltd.
     8.375%, due 2/15/11                                   75,000         81,645
  Inco, Ltd.
     5.70%, due 10/15/15                                  100,000         95,312
  Potash Corp. of Saskatchewan
     7.125%, due 6/15/07                                  100,000        101,228
  Teck Cominco, Ltd.
     5.375%, due 10/1/15                                   50,000         46,982
  Tyco International Group S.A.
     6.375%, due 10/15/11                                 250,000        257,839
                                                                    ------------
                                                                         735,817
                                                                    ------------
  REGIONAL GOVERNMENT (0.2%)
  Province of Manitoba
     5.50%, due 10/1/08                                   250,000        251,207
  Province of Quebec
     Series NJ
     7.50%, due 7/15/23                                   302,000        357,644
                                                                    ------------
                                                                         608,851
                                                                    ------------
  TELECOM (0.1%)
  TELUS Corp.
     7.50%, due 6/1/07                                    100,000        101,515
     8.00%, due 6/1/11                                    100,000        109,237
                                                                    ------------
                                                                         210,752
                                                                    ------------
  TRANSPORTATION (0.1%)


                                    23 of 26

  Canadian National Railway Co.
     6.375%, due 10/15/11                                 100,000        103,640
  Canadian Pacific Railway Co.
     6.25%, due 10/15/11                                  125,000        128,343
                                                                    ------------
                                                                         231,983
                                                                    ------------
  Total Yankee Bonds
     (Cost $4,286,377)                                                 4,308,169
                                                                    ------------
  Total Long-Term Bonds
     (Cost $348,479,904)                                             342,606,847
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
  SHORT-TERM INVESTMENTS (22.4%)
  COMMERCIAL PAPER (7.8%)
  Alcoa, Inc.
     5.33%, due 8/1/06                      (b)       $ 6,915,000      6,915,000
  Barton Capital LLC
     5.272%, due 8/2/06                     (f)         2,780,101      2,780,101
  Den Danske Bank
     5.299%, due 8/8/06                     (f)         2,780,100      2,780,100
  Galaxy Funding
     5.408%, due 9/19/06                    (f)         1,390,050      1,390,050
  General Electric Capital Corp.
     5.274%, due 8/3/06                     (f)         2,780,100      2,780,100
  ING US Funding LLC
     5.265%, due 8/14/06                    (b)         1,000,000        998,099
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                    (f)         1,390,050      1,390,050
  Old Line Funding LLC
     5.417%, due 9/12/06                    (f)         1,390,050      1,390,050
  Ranger Funding LLC
     5.265%, due 8/1/06                     (f)         2,780,100      2,780,100
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                    (f)         2,780,101      2,780,101
  Westpac
     5.416%, due 9/15/06                    (f)         1,390,050      1,390,050
                                                                    ------------
  Total Commercial Paper
     (Cost $27,373,801)                                               27,373,801
                                                                    ------------

                                                         SHARES         VALUE
                                                      -----------   ------------
  INVESTMENT COMPANY (4.0%)
  BGI Institutional Money Market Fund       (f)        14,182,068     14,182,068
                                                                    ------------
  Total Investment Company
     (Cost $14,182,068)                                               14,182,068
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT         VALUE
                                                      -----------   ------------
  REPURCHASE AGREEMENT (1.4%)
  Morgan Stanley & Co. 5.42%, dated
     7/31/06 due 8/1/06 Proceeds at
     Maturity $5,001,363
     (Collateralized by various bonds
     with a Principal Amount of
     $5,047,486 and Market Value of
     $5,167,712)                            (f)       $ 5,000,610      5,000,610
                                                                    ------------
  Total Repurchase Agreement
     (Cost $5,000,610)                                                 5,000,610
                                                                    ------------


                                    24 of 26

  TIME DEPOSITS (9.1%)
  Bank of America
     5.27%, due 9/22/06                     (f) (g)     4,170,151      4,170,151
  Bank of Montreal
     5.35%, due 8/28/06                     (f)         2,780,100      2,780,100
  Calyon
     5.265%, due 8/2/06                     (f)         2,780,100      2,780,100
  Deutsche Bank
     5.30%, due 8/9/06                      (f)         2,780,101      2,780,101
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                      (f)         2,780,100      2,780,100
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                      (f)        11,120,401     11,120,401
  UBS AG
     5.34%, due 8/21/06                     (f)         2,780,101      2,780,101
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                      (f)         2,780,100      2,780,100
                                                                    ------------
  Total Time Deposits
     (Cost $31,971,154)                                               31,971,154
                                                                    ------------
  U.S. GOVERNMENT (0.1%)
  United States Treasury Bill
     4.751%, due 8/31/06                    (b)           300,000        298,790
                                                                    ------------
  Total U.S. Government
     (Cost $298,826)                                                     298,790(k)
                                                                    ------------
  Total Short-Term Investments
     (Cost $78,826,459)                                               78,826,423
                                                                    ------------
  Total Investments
    (Cost $427,306,363)                     (h)             119.6%   421,433,270(i)
  Liabilities in Excess of
     Cash and Other Assets                                  (19.6)   (69,007,993)
                                                      -----------   ------------
  Net Assets                                                100.0%  $352,425,277
                                                      ===========   ============


                                                       CONTRACTS     UNREALIZED
                                                          LONG      APPRECIATION(j)
                                                      -----------   ------------
  FUTURES CONTRACTS (0.0%)                  ++
  UNITED STATES (0.0%)                      ++
  United States Treasury Note
     September 2006 (5 Year)                                   15   $      3,844
                                                                    ------------
  Total Futures Contracts
     (Settlement Value $1,563,281)          (k)                     $      3,844
                                                                    ============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  May be sold to institutional investors only.

(b) Segregated, partially segregated or designated as collateral for futures contracts and TBAs.


                                    25 of 26

(c)  Represents security, or a portion thereof, which is out on loan.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2006 is $695,843.

(e) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(f) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(h)  The cost for federal income tax purposes is $427,404,934.

(i) At July 31, 2006, net unrealized depreciation was $5,971,664 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $1,368,594 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $7,340,258.

(j) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2006.

(k) The combined market value of U.S. Government & Federal Agencies investments and settlement value of U.S. Treasure Note futures contracts represents 72.7% of net assets.


                                    26 of 26

MAINSTAY INTERMEDIATE TERM BOND FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  LONG-TERM BONDS (96.7%)                +

  ASSET-BACKED SECURITIES (3.3%)
  COMMERCIAL BANKS (0.3%)
  Structured Asset Investment Loan
     Trust
  Series 2006-3, Class A4
     5.475%, due 6/25/36                 (a)           $  355,000   $    354,994
                                                                    ------------
  CONSUMER FINANCE (1.2%)
  Harley-Davidson Motorcycle Trust
  Series 2004-1, Class A2
     2.53%, due 11/15/11                                1,689,371      1,637,347
                                                                    ------------
  CONSUMER LOANS (0.5%)
  Atlantic City Electric Transition
     Funding LLC
     Series 2002-1, Class A4
     5.55%, due 10/20/23                                  675,000        668,651
                                                                    ------------
  DIVERSIFIED FINANCIAL SERVICES
     (0.9%)
  Bank of America Credit Card Trust
     Series 2006-C4, Class C4
     5.599%, due 11/15/11                (a)              465,000        464,856
  Capital One Master Trust
     Series 2001-5, Class A
     5.30%, due 6/15/09                                   460,000        459,930
  Dunkin Securitization
     Series 2006-1, Class A2
     5.779%, due 6/20/31                 (b)              395,000        395,536
                                                                    ------------
                                                                       1,320,322
                                                                    ------------
  ELECTRIC (0.4%)
  AES Eastern Energy, L.P.
     Series 1999-A
     9.00%, due 1/2/17                                     49,309         53,745
  Public Service New Hampshire Funding
     LLC Pass-Through Certificates
     Series 2002-1, Class A
     4.58%, due 2/1/10                                    524,337        520,849
                                                                    ------------
                                                                         574,594
                                                                    ------------
  Total Asset-Backed Securities
     (Cost $4,620,223)                                                 4,555,908
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  CONVERTIBLE BONDS (0.0%)               ++
  HEALTH CARE-SERVICES (0.0%)            ++
  Laboratory Corp. of America Holdings
     (zero coupon), due 9/11/21          (c)                5,000          4,375
                                                                    ------------
  MEDIA (0.0%)                           ++
  UnitedGlobalCom, Inc.
     1.75%, due 4/15/24                  (b)           E   10,000         11,337
                                                                    ------------
  TELECOMMUNICATIONS (0.0%)              ++
  Nortel Networks Corp.
     4.25%, due 9/1/08                                 $   20,000         18,850
                                                                    ------------


                                     1 of 15

  Total Convertible Bonds
     (Cost $34,968)                                                       34,562
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  CORPORATE BONDS (15.0%)

  ADVERTISING (0.0%)                     ++
  Lamar Media Corp.
     7.25%, due 1/1/13                                     20,000         19,650
                                                                    ------------
  AEROSPACE & DEFENSE (0.0%)             ++
  Sequa Corp.
     9.00%, due 8/1/09                                     25,000         26,312
                                                                    ------------
  AGRICULTURE (0.2%)
  Cargill, Inc.
     4.375%, due 6/1/13                  (b)              245,000        225,961
  Reynolds American, Inc.
     7.625%, due 6/1/16                  (b)               15,000         15,273
     7.75%, due 6/1/18                   (b)                5,000          5,081
                                                                    ------------
                                                                         246,315
                                                                    ------------
  AIRLINES (0.3%)
  Delta Air Lines, Inc.
     8.30%, due 12/15/29                 (d)               40,000         10,700
  Southwest Airlines Co.
     5.125%, due 3/1/17                                   425,000        389,684
                                                                    ------------
                                                                         400,384
                                                                    ------------
  APPAREL (0.0%)                         ++
  Unifi, Inc.
     11.50%, due 5/15/14                 (b)               10,000          9,675
                                                                    ------------
  AUTO PARTS & EQUIPMENT (0.3%)
  Collins & Aikman Products Co.
     12.875%, due 8/15/12                (b) (d)           25,000            250
  Goodyear Tire & Rubber Co. (The)
     6.625%, due 12/1/06                                   15,000         14,962
     11.25%, due 3/1/11                                    20,000         21,800
  Johnson Controls, Inc.
     5.50%, due 1/15/16                                   400,000        383,770
  Tenneco Automotive, Inc.
     8.625%, due 11/15/14                (e)               10,000          9,925
                                                                    ------------
                                                                         430,707
                                                                    ------------
  BANKS (0.8%)
  HSBC Bank USA N.A.
     4.625%, due 4/1/14                                   685,000        635,209
  USB Capital IX
     6.189%, due 4/15/42                 (a)              470,000        466,091
                                                                    ------------
                                                                       1,101,300
                                                                    ------------
  BUILDING MATERIALS (0.0%)              ++
  Compression Polymers Corp.
     12.39%, due 7/1/12                  (a) (b)           10,000         10,200
  Dayton Superior Corp.
     10.75%, due 9/15/08                                   20,000         20,650
                                                                    ------------
                                                                          30,850
                                                                    ------------
  CHEMICALS (0.1%)
  Airgas, Inc.
     9.125%, due 10/1/11                                   10,000         10,425
  Equistar Chemicals, L.P.


                                     2 of 15

     10.125%, due 9/1/08                                   10,000         10,525
     10.625%, due 5/1/11                                   25,000         26,875
  IMC Global, Inc.
     Series B
     10.875%, due 6/1/08                                   15,000         15,975
  Terra Capital, Inc.
     12.875%, due 10/15/08                                 20,000         22,500
                                                                    ------------
                                                                          86,300
                                                                    ------------
  COMMERCIAL SERVICES (0.0%)             ++
  iPayment, Inc.
     9.75%, due 5/15/14                  (b)               10,000         10,000
                                                                    ------------
  COMPUTERS (0.0%)                       ++
  SunGard Data Systems, Inc.
     3.75%, due 1/15/09                                    15,000         13,837
     4.875%, due 1/15/14                                   10,000          8,575
     9.125%, due 8/15/13                                   10,000         10,212
                                                                    ------------
                                                                          32,624
                                                                    ------------
  DIVERSIFIED FINANCIAL SERVICES
     (1.6%)
  American Real Estate Partners, L.P./
     American Real Estate Finance
     Corp.
     8.125%, due 6/1/12                                    35,000         35,525
  Bear Stearns Cos., Inc. (The)
     2.875%, due 7/2/08                                   450,000        429,293
  Dollar Financial Group, Inc.
     9.75%, due 11/15/11                                   11,000         11,797
  Ford Motor Credit Co.
     7.375%, due 10/28/09                                   5,000          4,716
     7.875%, due 6/15/10                                    5,000          4,704
  General Motors Acceptance Corp.
     5.125%, due 5/9/08                                   400,000        385,436
     6.75%, due 12/1/14                  (e)               20,000         18,826
     8.00%, due 11/1/31                                    47,000         46,093
  LaBranche & Co., Inc.
     11.00%, due 5/15/12                                   15,000         15,975
  OMX Timber Finance Investments LLC
     Series 1
     5.42%, due 1/29/20                  (b)              255,000        240,570
  Rainbow National Services LLC
     8.75%, due 9/1/12                   (b)               15,000         15,862
  Residential Capital Corp.
     6.375%, due 6/30/10                                  860,000        857,104
     6.50%, due 4/17/13                                   200,000        198,966
  Vanguard Health Holding Co. II LLC
     9.00%, due 10/1/14                                    15,000         14,512
                                                                    ------------
                                                                       2,279,379
                                                                    ------------
  ELECTRIC (1.5%)
  AES Corp. (The)
     9.00%, due 5/15/15                  (b)               20,000         21,499
  American Electric Power Co., Inc.
     Series C
     5.375%, due 3/15/10                                  215,000        212,958
  DPL, Inc.
     8.25%, due 3/1/07                                      5,000          5,062
  Kiowa Power Partners LLC
     Series B
     5.737%, due 3/30/21                 (b)              725,000        680,739
  NiSource Finance Corp.
     5.45%, due 9/15/20                                   265,000        239,834
  NRG Energy, Inc.
     7.25%, due 2/1/14                                      5,000          4,894
     7.375%, due 2/1/16                                    15,000         14,662


                                     3 of 15

  PSE&G Energy Holdings LLC
     8.625%, due 2/15/08                                   20,000         20,575
  Tenaska Virginia Partners, L.P.
     6.119%, due 3/30/24                 (b)              852,067        840,274
                                                                    ------------
                                                                       2,040,497
                                                                    ------------
  ELECTRICAL COMPONENTS & EQUIPMENT
     (0.0%)                              ++
  Spectrum Brands, Inc.
     8.50%, due 10/1/13                  (e)               20,000         15,950
                                                                    ------------
  ELECTRONICS (0.0%)                     ++
  Fisher Scientific International,
     Inc.
     6.75%, due 8/15/14                                    55,000         54,656
                                                                    ------------
  ENTERTAINMENT (0.0%)                   ++
  Jacobs Entertainment, Inc.
     9.75%, due 6/15/14                  (b)               15,000         14,925
  Mohegan Tribal Gaming Authority
     8.00%, due 4/1/12                                      5,000          5,100
                                                                    ------------
                                                                          20,025
                                                                    ------------
  ENVIRONMENTAL CONTROL (0.0%)           ++
  Geo Sub Corp.
     11.00%, due 5/15/12                                   20,000         20,100
                                                                    ------------
  FOOD (0.3%)
  Chiquita Brands International, Inc.
     7.50%, due 11/1/14                                    10,000          8,500
  Kroger Co. (The)
     6.75%, due 4/15/12                                   355,000        367,256
  Pinnacle Foods Holding Corp.
     8.25%, due 12/1/13                                     6,000          5,880
                                                                    ------------
                                                                         381,636
                                                                    ------------
  FOREST PRODUCTS & PAPER (0.1%)
  Bowater, Inc.
     9.375%, due 12/15/21                                  25,000         23,875
  Georgia-Pacific Corp.
     8.875%, due 5/15/31                                   50,000         49,812
                                                                    ------------
                                                                          73,687
                                                                    ------------
  HEALTH CARE-PRODUCTS (0.0%)            ++
  Hanger Orthopedic Group, Inc.
     10.25%, due 6/1/14                  (b) (e)           15,000         14,887
                                                                    ------------
  HEALTH CARE-SERVICES (1.0%)
  Alliance Imaging, Inc.
     7.25%, due 12/15/12                                    5,000          4,550
  Ameripath, Inc.
     10.50%, due 4/1/13                                    20,000         21,050
  HCA, Inc.
     6.30%, due 10/1/12                                    10,000          8,400
     6.50%, due 2/15/16                                   330,000        262,762
     8.75%, due 9/1/10                                      5,000          5,038
  Highmark, Inc.
     6.80%, due 8/15/13                  (b)              920,000        953,436
  Quest Diagnostics, Inc.
     5.45%, due 11/1/15                                   190,000        182,128
                                                                    ------------
                                                                       1,437,364
                                                                    ------------
  HOLDING COMPANIES - DIVERSIFIED
     (0.0%)                              ++
  Kansas City Southern Railway
     9.50%, due 10/1/08                                    10,000         10,475
                                                                    ------------


                                     4 of 15

  HOME BUILDERS (0.9%)
  D.R. Horton, Inc.
     6.50%, due 4/15/16                                   350,000        336,119
     7.875%, due 8/15/11                                  185,000        194,879
  K Hovnanian Enterprises, Inc.
     8.625%, due 1/15/17                 (e)              510,000        497,250
  KB Home
     7.25%, due 6/15/18                                   225,000        205,939
                                                                    ------------
                                                                       1,234,187
                                                                    ------------
  HOUSEHOLD PRODUCTS & WARES (0.0%)      ++
  ACCO Brands Corp.
     7.625%, due 8/15/15                                   10,000          9,249
  Jarden Corp.
     9.75%, due 5/1/12                   (e)                5,000          5,200
                                                                    ------------
                                                                          14,449
                                                                    ------------
  INSURANCE (0.9%)
  Allstate Corp. (The)
     5.95%, due 4/1/36                                    405,000        382,403
  Crum & Forster Holdings Corp.
     10.375%, due 6/15/13                (e)               20,000         20,400
  Fund American Cos., Inc.
     5.875%, due 5/15/13                                  820,000        796,122
                                                                    ------------
                                                                       1,198,925
                                                                    ------------
  IRON & STEEL (0.0%)                    ++
  United States Steel Corp.
     9.75%, due 5/15/10                                    15,000         15,975
                                                                    ------------
  LEISURE TIME (0.0%)                    ++
  Town Sports International, Inc.
     9.625%, due 4/15/11                                    5,000          5,175
                                                                    ------------
  LODGING (0.0%)                         ++
  Boyd Gaming Corp.
     7.75%, due 12/15/12                                    5,000          4,975
  MGM Mirage, Inc.
     8.50%, due 9/15/10                                    10,000         10,438
  MTR Gaming Group, Inc.
     9.00%, due 6/1/12                   (b)                5,000          5,075
  Park Place Entertainment Corp.
     9.375%, due 2/15/07                                   10,000         10,138
  Starwood Hotels & Resorts Worldwide,
     Inc.
     7.375%, due 5/1/07                                    10,000         10,063
     7.375%, due 11/15/15                                  20,000         20,550
                                                                    ------------
                                                                          61,239
                                                                    ------------
  MACHINERY - DIVERSIFIED (0.0%)         ++
  Cummins, Inc.
     9.50%, due 12/1/10                                    10,000         10,569
                                                                    ------------
  MEDIA (1.2%)
  Paxson Communications Corp.
     8.757%, due 1/15/12                 (a) (b)           10,000         10,100
     11.757%, due 1/15/13                (a) (b)           10,000         10,125
  Time Warner Entertainment Co., L.P.
     10.15%, due 5/1/12                                 1,081,000      1,269,761
  Viacom, Inc.
     6.25%, due 4/30/16                  (b)              400,000        387,804
  Ziff Davis Media, Inc.
     11.149%, due 5/1/12                 (a)               30,000         28,200
                                                                    ------------
                                                                       1,705,990
                                                                    ------------


                                     5 of 15

  METAL FABRICATE & HARDWARE (0.0%)      ++
  Neenah Foundary Co.
     11.00%, due 9/30/10                 (b) (f)           10,000         10,800
                                                                    ------------
  MISCELLANEOUS - MANUFACTURING (0.0%)   ++
  RBS Global, Inc./Rexnord Corp.
     9.50%, due 8/1/14                   (b)               10,000         10,000
                                                                    ------------
  OFFICE & BUSINESS EQUIPMENT (0.4%)
  Xerox Corp.
     6.40%, due 3/15/16                                   570,000        546,488
                                                                    ------------
  OIL & GAS (1.1%)
  Chaparral Energy, Inc.
     8.50%, due 12/1/15                  (b)               20,000         20,000
  Chesapeake Energy Corp.
     6.50%, due 8/15/17                                    20,000         18,600
  Enterprise Products Operating, L.P.
     Series B
     6.65%, due 10/15/34                                  170,000        164,318
  Forest Oil Corp.
     8.00%, due 12/15/11                                   10,000         10,275
  Hilcorp Energy I, L.P./Hilcorp
     Finance Co.
     9.00%, due 6/1/16                   (b) (e)           10,000         10,350
  Mariner Energy, Inc.
     7.50%, due 4/15/13                  (b)                5,000          4,825
  Parker Drilling Co.
     9.625%, due 10/1/13                                   15,000         16,275
  Pemex Project Funding Master Trust
     6.625%, due 6/15/35                                  405,000        388,652
  PetroHawk Energy Corp.
     9.125%, due 7/15/13                 (b)               10,000         10,225
  Pogo Producing Co.
     6.875%, due 10/1/17                                   20,000         18,925
  Sunoco Logistics Partners
     Operations, L.P.
     6.125%, due 5/15/16                                  800,000        798,438
  Whiting Petroleum Corp.
     7.00%, due 2/1/14                                     20,000         19,600
                                                                    ------------
                                                                       1,480,483
                                                                    ------------
  PACKAGING & CONTAINERS (0.0%)          ++
  Owens-Brockway Glass Container, Inc.
     8.75%, due 11/15/12                                   15,000         15,825
  Owens-Illinois, Inc.
     8.10%, due 5/15/07                                    20,000         20,200
                                                                    ------------
                                                                          36,025
                                                                    ------------
  PHARMACEUTICALS (1.2%)
  Eli Lilly & Co.
     6.77%, due 1/1/36                                    500,000        548,849
  Medco Health Solutions, Inc.
     7.25%, due 8/15/13                                   155,000        165,679
  Teva Pharmaceutical Finance LLC
     6.15%, due 2/1/36                                    335,000        302,734
  Wyeth
     6.00%, due 2/15/36                                   635,000        609,585
                                                                    ------------
                                                                       1,626,847
                                                                    ------------
  PIPELINES (0.8%)
  ANR Pipeline Co.
     8.875%, due 3/15/10                                   15,000         15,851
  Copano Energy LLC
     8.125%, due 3/1/16                  (e)               10,000         10,050
  El Paso Natural Gas Co.


                                     6 of 15

     7.50%, due 11/15/26                                    5,000          4,958
  El Paso Production Holding Co.
     7.75%, due 6/1/13                                     30,000         30,488
  Energy Transfer Partners, L.P.
     5.95%, due 2/1/15                                    275,000        268,918
  Kern River Funding Corp.
     4.893%, due 4/30/18                 (b)              799,800        759,802
  MarkWest Energy Partners,
     L.P./MarkWest Energy Finance
     Corp.
     Series B
     6.875%, due 11/1/14                                   20,000         18,500
  Northwest Pipeline Corp.
     8.125%, due 3/1/10                                     5,000          5,175
  Pacific Energy Partners,
     L.P./Pacific Energy Finance Corp.
     7.125%, due 6/15/14                                   20,000         20,200
                                                                    ------------
                                                                       1,133,942
                                                                    ------------
  REAL ESTATE (0.0%)                     ++
  CB Richard Ellis Services, Inc.
     9.75%, due 5/15/10                                    46,000         48,990
                                                                    ------------
  REAL ESTATE INVESTMENT TRUSTS (0.1%)
  Crescent Real Estate Equities, L.P.
     7.50%, due 9/15/07                                    15,000         15,113
  Omega Healthcare Investors, Inc.
     7.00%, due 4/1/14                                     30,000         28,875
  Trustreet Properties, Inc.
     7.50%, due 4/1/15                                     25,000         24,750
                                                                    ------------
                                                                          68,738
                                                                    ------------
  RETAIL (0.4%)
  CVS Corp.
     5.789%, due 1/10/26                 (b)              107,849        102,658
  Harry & David Holdings, Inc.
     9.00%, due 3/1/13                                      5,000          4,513
  Star Gas Partners, L.P./Star Gas
     Finance Co.
     Series B
     10.25%, due 2/15/13                                   18,000         18,180
  Toys "R" Us, Inc.
     7.625%, due 8/1/11                                    15,000         12,356
  Wal-Mart Stores, Inc.
     5.25%, due 9/1/35                                    495,000        442,325
                                                                    ------------
                                                                         580,032
                                                                    ------------
  SAVINGS & LOANS (0.4%)
  Washington Mutual Bank
     5.95%, due 5/20/13                                   535,000        534,761
                                                                    ------------
  SOFTWARE (0.4%)
  Computer Associates International,
     Inc.
     5.25%, due 12/1/09                  (b)              620,000        595,206
  Serena Software, Inc.
     10.375%, due 3/15/16                (b)                5,000          5,000
                                                                    ------------
                                                                         600,206
                                                                    ------------
  TELECOMMUNICATIONS (0.7%)
  Ameritech Capital Funding Corp.
     6.25%, due 5/18/09                                   185,000        186,746
  Centennial Cellular Operating Co./
     Centennial Communications Corp.
     10.125%, due 6/15/13                                   5,000          5,275
  Dobson Cellular Systems, Inc.
     8.375%, due 11/1/11                                   10,000         10,350
     8.375%, due 11/1/11                 (b)               10,000         10,350
  Embarq Corp.
     6.738%, due 6/1/13                                   400,000        403,841


                                     7 of 15

     7.082%, due 6/1/16                                   160,000        161,023
  GCI, Inc.
     7.25%, due 2/15/14                                    15,000         14,325
  Lucent Technologies, Inc.
     5.50%, due 11/15/08                                   20,000         19,500
     6.45%, due 3/15/29                                    45,000         38,363
  PanAmSat Corp.
     9.00%, due 8/15/14                                    12,000         12,195
     9.00%, due 6/15/16                  (b)               15,000         15,319
  Qwest Communications International,
     Inc.
     7.25%, due 2/15/11                                    20,000         19,650
  Qwest Corp.
     8.875%, due 3/15/12                                   20,000         21,550
     8.875%, due 6/1/31                                     5,000          5,213
  Triton PCS, Inc.
     8.50%, due 6/1/13                   (e)                5,000          4,663
                                                                    ------------
                                                                         928,363
                                                                    ------------
  TEXTILES (0.3%)
  INVISTA
     9.25%, due 5/1/12                   (b)               30,000         31,050
  Mohawk Industries, Inc.
     6.125%, due 1/15/16                                  335,000        324,156
                                                                    ------------
                                                                         355,206
                                                                    ------------
  TRANSPORTATION (0.0%)                  ++
  Gulfmark Offshore, Inc.
     7.75%, due 7/15/14                                    20,000         19,450
                                                                    ------------
  Total Corporate Bonds
     (Cost $21,614,070)                                               20,969,613
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  FOREIGN CORPORATE BONDS (5.8%)
  BERMUDA (0.0%)                         ++
  Intelsat Bermuda, Ltd.
     11.25%, due 6/15/16                 (b)               10,000         10,100
                                                                    ------------
  BRAZIL (0.7%)
  CIA Brasileira de Bebidas
     10.50%, due 12/15/11                                 800,000        940,000
                                                                    ------------
  CANADA (0.3%)
  Ainsworth Lumber Co., Ltd.
     9.50%, due 4/1/13                   (a) (b) (g)       10,000          8,875
  Alcan, Inc.
     5.00%, due 6/1/15                                    400,000        372,082
  CanWest Media, Inc.
     8.00%, due 9/15/12                                    13,000         12,675
  Nortel Networks, Ltd.
     10.75%, due 7/15/16                 (b)               10,000         10,213
  Nova Chemicals Corp.
     8.405%, due 11/15/13                (a) (g)            5,000          5,050
  Quebecor Media, Inc.
     7.75%, due 3/15/16                                    10,000          9,825
  Rogers Cantel, Inc.
     9.625%, due 5/1/11                                    10,000         11,050
                                                                    ------------
                                                                         429,770
                                                                    ------------
  CHILE (0.2%)
  Corporacion Nacional del
     Cobre-Codelco, Inc.
     5.50%, due 10/15/13                 (b)              330,000        321,204
                                                                    ------------


                                     8 of 15

  JAPAN (0.2%)
  Nippon Life Insurance Co.
     4.875%, due 8/9/10                  (b)              250,000        242,189
                                                                    ------------
  LIBERIA (0.3%)
  Royal Caribbean Cruises, Ltd.
     6.875%, due 12/1/13                                  500,000        493,059
                                                                    ------------
  LUXEMBOURG (0.5%)
  Gazprom International S.A.
     7.201%, due 2/1/20                  (b)              420,000        435,750
  Millicom International Cellular S.A.
     10.00%, due 12/1/13                                   25,000         26,750
  Tengizchevroil Finance Co. S.A.R.L.
     6.124%, due 11/15/14                (b)              235,000        230,594
                                                                    ------------
                                                                         693,094
                                                                    ------------
  MEXICO (0.9%)
  Telefonos de Mexico S.A. de C.V.
     5.50%, due 1/27/15                                   665,000        633,081
  United Mexican States
     7.50%, due 1/14/12                                   240,000        258,840
     8.125%, due 12/30/19                                 300,000        349,800
                                                                    ------------
                                                                       1,241,721
                                                                    ------------
  PANAMA (0.5%)
  Republic of Panama
     6.70%, due 1/26/36                                   780,000        741,000
                                                                    ------------
  RUSSIA (0.4%)
  TNK-BP Finance S.A.
     7.50%, due 7/18/16                  (b)              545,000        551,095
                                                                    ------------
  SINGAPORE (0.2%)
  SP PowerAssets, Ltd.
     5.00%, due 10/22/13                 (b)              305,000        290,591
                                                                    ------------
  UNITED KINGDOM (1.6%)
  BSKYB Finance UK PLC
     5.625%, due 10/15/15                (b)              455,000        435,619
     6.50%, due 10/15/35                 (b)              230,000        214,398
  NTL Cable PLC
     9.125%, due 8/15/16                                   10,000         10,125
  SABMiller PLC
     6.50%, due 7/1/16                   (b)              875,000        896,778
  Vodafone Group PLC
     5.75%, due 3/15/16                                   670,000        646,519
                                                                    ------------
                                                                       2,203,439
                                                                    ------------
  Total Foreign Corporate Bonds
     (Cost $8,118,760)                                                 8,157,262
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  MORTGAGE-BACKED SECURITIES (5.2%)
  COMMERCIAL MORTGAGE LOANS
     (COLLATERALIZED MORTGAGE
     OBLIGATIONS) (5.2%)

  Banc of America Commercial Mortgage,
     Inc.
     Series 2005-5, Class A2
     5.001%, due 10/10/45                                 750,000        735,257
  Citigroup Commercial Mortgage Trust
     Series 2004-C2, Class A5
     4.733%, due 10/15/41                                 760,000        713,727
  Citigroup/Deutsche Bank Commercial
     Mortgage Trust


                                     9 of 15

     Series 2005-CD1, Class A4
     5.40%, due 7/15/44                  (a)              540,000        524,572
  Commercial Mortgage Pass-Through
     Certificates
     Series 2006-C7, Class A4
     5.962%, due 6/10/46                 (a)              435,000        439,282
  Greenwich Capital Commercial
     Funding Corp.
     Series 2006-GG7, Class A4
     6.11%, due 6/10/16                  (a)              265,000        270,331
  LB-UBS Commercial Mortgage Trust
     Series 2004-C2, Class A2
     3.246%, due 3/15/29                                  600,000        569,740
     Series 2004-C7, Class A1
     3.625%, due 10/15/29                                 776,265        753,529
     Series 2005-C7, Class A4
     5.197%, due 11/15/30                (a)              565,000        545,806
     Series 2006-C4, Class A4
     6.10%, due 6/15/38                  (a)              400,000        407,567
  Merrill Lynch Mortgage Trust
     Series 2004-MKB1, Class A1
     3.563%, due 2/12/42                                  707,416        687,336
     Series 2004-BPC1, Class A5
     4.855%, due 10/12/41                (a)            1,415,000      1,337,702
  Wachovia Bank Commercial Mortgage
     Trust
     Series 2004-C14, Class A1
     3.477%, due 8/15/41                                  273,326        265,354
                                                                    ------------
  Total Mortgage-Backed Securities
     (Cost $7,489,905)                                                 7,250,203
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  MUNICIPAL BOND (0.3%)

  TEXAS (0.3%)
  Harris County Texas Industrial
     Development Corp.
     Solid Waste Deer Park
     5.683%, due 3/1/23                  (a)              390,000        385,145
                                                                    ------------
  Total Municipal Bond
     (Cost $390,000)                                                     385,145
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  U.S. GOVERNMENT & FEDERAL AGENCIES
     (66.8%)
  FANNIE MAE (COLLATERALIZED MORTGAGE
     OBLIGATION) (0.5%)
     Series 2006-B1, Class AB
     6.00%, due 6/25/16                  (g)              681,438        683,320
                                                                    ------------
  FANNIE MAE GRANTOR TRUST
     (COLLATERALIZED MORTGAGE
     OBLIGATIONS) (0.3%)
     Series 1998-M6, Class A2
     6.32%, due 8/15/08                  (g) (h)          364,214        368,390
                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE
     CORPORATION (2.4%)
&    5.125%, due 4/18/08                 (g)            2,965,000      2,957,042
     5.625%, due 11/23/35                (g)              400,000        369,362
                                                                    ------------
                                                                       3,326,404
                                                                    ------------
  FEDERAL HOME LOAN MORTGAGE
     CORPORATION (MORTGAGE
     PASS-THROUGH SECURITIES) (4.7%)


                                    10 of 15

     3.00%, due 8/1/10                   (g)              369,455        345,904
     5.00%, due 8/1/33                   (g)            2,384,634      2,265,859
     5.50%, due 2/1/33                   (g)            1,743,671      1,701,991
     5.50%, due 1/1/36                   (g)            2,275,119      2,211,554
                                                                    ------------
                                                                       6,525,308
                                                                    ------------
  FEDERAL NATIONAL MORTGAGE
     ASSOCIATION (8.5%)
&    4.00%, due 9/2/08                   (e)            3,800,000      3,699,391
     4.625%, due 5/1/13                  (g)              670,000        635,901
     4.75%, due 1/2/07                   (g)            2,715,000      2,705,650
     5.125%, due 1/2/14                  (g)              550,000        536,013
     5.25%, due 8/1/12                   (g)            1,440,000      1,421,087
     6.25%, due 2/1/11                   (g)              255,000        263,198
     6.625%, due 9/15/09                 (g)            2,455,000      2,553,180
                                                                    ------------
                                                                      11,814,420
                                                                    ------------
  FEDERAL NATIONAL MORTGAGE
     ASSOCIATION (MORTGAGE
     PASS-THROUGH SECURITIES) (25.2%)
     4.50%, due 4/1/18                       (g)          679,937        651,222
     4.50%, due 7/1/18                       (g)        1,994,192      1,909,973
     4.50%, due 11/1/18                      (g)        2,841,043      2,721,059
     5.00%, due 9/1/17                       (g)        1,212,457      1,182,816
&    5.00%, due 8/1/21                   TBA (i)        3,705,000      3,597,325
     5.00%, due 7/1/35                       (g)        2,048,908      1,940,153
     5.00%, due 1/1/36                       (g)        1,644,942      1,557,629
     5.00%, due 6/1/36                       (g)        1,770,988      1,676,040
     5.00%, due 8/1/36                   TBA (i)        2,400,000      2,271,000
     5.50%, due 2/1/17                       (g)          897,000        889,923
&    5.50%, due 6/1/21                       (g)        3,421,826      3,385,611
     5.50%, due 8/1/21                   TBA (i)        1,115,000      1,102,804
     5.50%, due 6/1/33                       (g)        2,321,957      2,265,025
     5.50%, due 11/1/33                      (g)        1,944,475      1,896,799
     5.50%, due 12/1/33                      (g)        1,349,965      1,316,866
     6.00%, due 8/1/17                       (g)          149,000        150,418
     6.00%, due 1/1/33                       (g)          678,238        676,642
     6.00%, due 3/1/33                       (g)          891,181        888,549
     6.00%, due 9/1/35                       (g)        1,437,868      1,429,867
     6.00%, due 6/1/36                       (g)        1,678,397      1,668,071
     6.00%, due 8/1/36                   TBA (i)        1,610,000      1,599,435
     6.50%, due 6/1/31                       (g)          195,118        198,261
     6.50%, due 8/1/31                       (g)          153,000        155,465
     6.50%, due 10/1/31                      (g)          104,149        105,827
     6.50%, due 6/1/32                       (g)          130,656        132,726
                                                                    ------------
                                                                      35,369,506
                                                                    ------------
  FREDDIE MAC (COLLATERALIZED MORTGAGE
     OBLIGATIONS) (0.5%)
     Series 2632, Class NH
     3.50%, due 6/15/13                  (g)              707,006        665,789
                                                                    ------------
  FREDDIE MAC REFERENCE REMIC
     (COLLATERALIZED MORTGAGE
     OBLIGATION) (2.0%)
     Series  R001, Class AE
&    4.375%, due 4/15/15                 (g)            2,909,567      2,815,167
                                                                    ------------
  GOVERNMENT NATIONAL MORTGAGE
     ASSOCIATION (MORTGAGE
     PASS-THROUGH SECURITIES) (3.1%)
     5.00%, due 9/1/36               TBA (i)            2,775,000      2,648,391
     6.00%, due 2/15/29                  (g)               85,722         86,022
     6.00%, due 4/15/29                  (g)              439,603        441,053


                                    11 of 15

     6.00%, due 8/15/32                  (g)            1,030,623      1,032,743
     6.50%, due 7/15/28                  (g)              109,133        111,452
     6.50%, due 5/15/29                  (g)               57,027         58,238
                                                                    ------------
                                                                       4,377,899
                                                                    ------------
  UNITED STATES TREASURY BONDS (7.1%)
&    6.00%, due 2/15/26                  (e)            2,485,000      2,735,635
&    6.25%, due 8/15/23                  (e)            3,375,000      3,779,210
     6.25%, due 5/15/30                  (e)              940,000      1,081,807
     6.875%, due 8/15/25                 (e)            1,070,000      1,288,263
     7.50%, due 11/15/16                 (e)              190,000        227,273
     8.75%, due 8/15/20                  (g)              620,000        840,633
                                                                    ------------
                                                                       9,952,821
                                                                    ------------
  UNITED STATES TREASURY NOTES (12.5%)
&    3.125%, due 1/31/07                 (e)            4,740,000      4,693,339
     3.375%, due 2/15/08                 (g)              620,000        604,839
&    3.875%, due 9/15/10                 (e)            5,895,000      5,668,644
     3.875%, due 2/15/13                 (e)            1,200,000      1,129,828
&    4.50%, due 2/15/09                  (e)            5,425,000      5,366,725
     5.125%, due 5/15/16                 (g)                5,000          5,052
                                                                    ------------
                                                                      17,468,427
                                                                    ------------
  Total U.S. Government & Federal
     Agencies
     (Cost $94,698,503)                                               93,367,451
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  YANKEE BONDS (0.3%)                    (j)

  INSURANCE (0.0%)                       ++
  Fairfax Financial Holdings, Ltd.
     7.375%, due 4/15/18                 (e)               20,000         16,400
     8.30%, due 4/15/26                  (e)               20,000         16,200
                                                                    ------------
                                                                          32,600
                                                                    ------------
  LEISURE TIME (0.3%)
  Royal Caribbean Cruises, Ltd.
     7.00%, due 6/15/13                                   450,000        449,391
                                                                    ------------
  Total Yankee Bonds
     (Cost $484,067)                                                     481,991
                                                                    ------------
  Total Long-Term Bonds
     (Cost $137,450,496)                                             135,202,135
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
  CONVERTIBLE PREFERRED STOCK (0.0%)     ++
  HEALTH CARE PROVIDERS & SERVICES
     (0.0%)                              ++
  QuadraMed Corp.
     5.50%                               (b) (f) (k)          100          1,900
                                                                    ------------
  Total Convertible Preferred Stock
     (Cost $1,800)                                                         1,900
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
  PREFERRED STOCK (0.0%)                 ++

  REAL ESTATE INVESTMENT TRUSTS (0.0%)   ++
  Sovereign Real Estate Investment
     Corp.
     12.00%                              (b)                   50         67,625
                                                                    ------------
  Total Preferred Stock
     (Cost $76,875)                                                       67,625
                                                                    ------------


                                    12 of 15

                                                        NUMBER OF
                                                        WARRANTS        VALUE
                                                       ----------   ------------
  WARRANTS (0.0%)                        ++

  INTERNET (0.0%)                        ++
  Ziff Davis Holdings, Inc.
     Strike Price $0.001
     Expire 8/12/12                      (k) (l)            1,210             12
                                                                    ------------

  Total Warrants
     (Cost $12)                                                               12
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  SHORT-TERM INVESTMENTS (21.0%)

  COMMERCIAL PAPER (10.5%)
  American General Finance Corp.
     5.31%, due 8/21/06                  (g)           $3,030,000      3,021,061
  Barton Capital LLC
     5.272%, due 8/2/06                  (m)              565,889        565,889
  Den Danske Bank
     5.299%, due 8/8/06                  (m)              565,889        565,889
  European Investment Bank
     5.20%, due 8/14/06                  (g)            2,700,000      2,694,930
  Galaxy Funding
     5.408%, due 9/19/06                 (m)              282,944        282,944
  General Electric Capital Corp.
     5.25%, due 8/9/06                   (g)            3,000,000      2,996,500
     5.274%, due 8/3/06                  (m)              565,889        565,889
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                 (m)              282,944        282,944
  Old Line Funding LLC
     5.417%, due 9/12/06                 (m)              282,944        282,944
  Ranger Funding LLC
     5.265%, due 8/1/06                  (m)              565,889        565,889
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                 (m)              565,889        565,889
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                   (g)            2,060,000      2,060,000
  Westpac
     5.416%, due 9/15/06                 (m)              282,944        282,944
                                                                    ------------
  Total Commercial Paper
     (Cost $14,733,712)                                               14,733,712
                                                                    ------------

                                                         SHARES         VALUE
                                                       ----------   ------------
  INVESTMENT COMPANIES (5.1%)
  BGI Institutional Money Market Fund    (m)            2,886,756      2,886,756
  Merrill Lynch Funds - Premier
     Institutional Money
     Market Fund                                        4,241,626      4,241,626
                                                                    ------------
  Total Investment Companies
     (Cost $7,128,382)                                                 7,128,382
                                                                    ------------

                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
  REPURCHASE AGREEMENT (0.7%)

  Morgan Stanley & Co. 5.42%, dated
     7/31/06 due 8/1/06 Proceeds at
     Maturity $1,018,026
     (Collateralized by various bonds
     with a Principal Amount of
     $1,027,414 and a Market Value of
     $1,051,886)                         (m)           $1,017,873      1,017,873
                                                                    ------------
  Total Repurchase Agreement
     (Cost $1,017,873)                                                 1,017,873
                                                                    ------------


                                    13 of 15

  TIME DEPOSITS (4.7%)
  Bank of America
     5.27%, due 9/22/06                  (a) (m)          848,833        848,833
  Bank of Montreal
     5.35%, due 8/28/06                  (m)              565,889        565,889
  Calyon
     5.265%, due 8/2/06                  (m)              565,889        565,889
  Deutsche Bank
     5.30%, due 8/9/06                   (m)              565,889        565,889
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                   (m)              565,889        565,889
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                   (m)            2,263,554      2,263,554
  UBS AG
     5.34%, due 8/21/06                  (m)              565,889        565,889
  Wells Fargo Bank N.A
     5.28%, due 8/3/06                   (m)              565,889        565,889
                                                                    ------------
  Total Time Deposits
     (Cost $6,507,721)                                                 6,507,721
                                                                    ------------
  Total Short-Term Investments
     (Cost $29,387,688)                                               29,387,688
                                                                    ------------
  Total Investments
     (Cost $166,916,871)                 (n)                117.7%   164,659,360(o)
  Liabilities in Excess of
     Cash and Other Assets                                  (17.7)   (24,787,579)
                                                       ----------   ------------
  Net Assets                                                100.0%  $139,871,781
                                                       ==========   ============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(b)  May be sold to institutional investors only.

(c) LYON - Liquid Yield Option Note: callable, zero-coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(d)  Issue in default.

(e)  Represents security, or a portion thereof, which is out on loan.

(f) Illiquid security. The total market value of these securities at July 31, 2006 is $12,700, which represents 0.0% of the Fund's net assets.

(g)  Segregated as collateral for TBAs.

(h)  ACES - Alternative Credit Enhancement Structure.

(i) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The market value of these securities at July 31, 2006 is $11,218,955.

(j) Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k)  Non-income producing security.


                                    14 of 15

(l) Fair valued security. The total market value of these securities at July 31, 2006 is $12, which reflects 0.0% of the Fund's net assets.

(m) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(n)  The cost for federal income tax purposes is $166,932,745.

(o) At July 31, 2006, net unrealized depreciation was $2,273,385 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $462,287 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,735,672.

The following abbreviations are used in the above portfolio:

E - Euro

As of July 31, 2006, the Fund held the following currency:

                                              CURRENCY   COST   VALUE
                                              --------   ----   -----
Euro                                            E193     $247    $247

As of July 31, 2006, the Fund had the following open foreign currency forward contracts:

                                            CONTRACT    CONTRACT AMOUNT    UNREALIZED
                                          AMOUNT SOLD      PURCHASED      APPRECIATION
                                          -----------   ---------------   ------------
Foreign Currency Sale Contract
Euro vs. U.S. Dollar, expiring 10/05/06      E8,700         $11,217            $57
                                                                               ---
Net unrealized appreciation on foreign
   currency forward contract                                                   $57
                                                                               ===


                                    15 of 15

MAINSTAY LARGE CAP OPPORTUNITY FUND

PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                          SHARES       VALUE
                                                        ---------   -----------
  COMMON STOCKS (100.1%)                          +
  AEROSPACE & DEFENSE (2.5%)
  Northrop Grumman Corp.                                    1,834   $   121,393
  Raytheon Co.                                              2,367       106,681
                                                                    -----------
                                                                        228,074
                                                                    -----------
  AUTO COMPONENTS (1.1%)
  Autoliv, Inc.                                             1,791       100,601
                                                                    -----------
  BEVERAGES (1.2%)
  Coca-Cola Co. (The)                                       2,569       114,321
                                                                    -----------
  CAPITAL MARKETS (13.2%)
  A.G. Edwards, Inc.                                        1,865       100,635
  Bank of New York Co., Inc. (The)                          3,423       115,047
  Bear Stearns Cos., Inc. (The)                               847       120,164
  Goldman Sachs Group, Inc. (The)                             769       117,465
  Lehman Brothers Holdings, Inc.                            2,137       138,798
  Mellon Financial Corp.                                    2,677        93,695
& Merrill Lynch & Co., Inc.                       (a)       2,354       171,418
& Morgan Stanley                                            2,783       185,070
  Northern Trust Corp.                                      1,633        93,244
  State Street Corp.                                        1,591        95,555
                                                                    -----------
                                                                      1,231,091
                                                                    -----------
  COMMERCIAL BANKS (5.3%)
  Commerce Bancshares, Inc.                                 1,893        96,316
  M&T Bank Corp.                                              864       105,339
  National City Corp.                                       3,322       119,592
& U.S. Bancorp                                              5,345       171,040
                                                                    -----------
                                                                        492,287
                                                                    -----------
  COMMERCIAL SERVICES & SUPPLIES (2.5%)
  Cendant Corp.                                             2,771        41,593
  Republic Services, Inc.                                   2,277        91,444
  Waste Management, Inc.                                    2,809        96,573
                                                                    -----------
                                                                        229,610
                                                                    -----------
  COMPUTERS & PERIPHERALS (1.5%)
  Hewlett-Packard Co.                                       4,476       142,829
                                                                    -----------
  DIVERSIFIED FINANCIAL SERVICES (5.8%)
  CIT Group, Inc.                                           1,615        74,145
& Citigroup, Inc.                                           9,221       445,467
  JPMorgan Chase & Co.                                        466        21,259
                                                                    -----------
                                                                        540,871
                                                                    -----------
  DIVERSIFIED TELECOMMUNICATION SERVICES (1.0%)


                                     1 of 5

  CenturyTel, Inc.                                          2,521        97,235
                                                                    -----------
  ELECTRIC UTILITIES (1.2%)
  Entergy Corp.                                             1,431       110,330
                                                                    -----------
  ELECTRICAL EQUIPMENT (1.0%)
  Emerson Electric Co.                                      1,177        92,889
                                                                    -----------
  FOOD PRODUCTS (1.2%)
  General Mills, Inc.                                       2,231       115,789
                                                                    -----------
  HEALTH CARE PROVIDERS & SERVICES (2.8%)
  Aetna, Inc.                                               2,101        66,161
  AmerisourceBergen Corp.                                   2,342       100,706
  CIGNA Corp.                                               1,049        95,721
                                                                    -----------
                                                                        262,588
                                                                    -----------
  HOUSEHOLD PRODUCTS (5.3%)
  Clorox Co. (The)                                          1,719       103,037
  Colgate-Palmolive Co.                                       469        27,821
  Kimberly-Clark Corp.                                      1,809       110,439
& Procter & Gamble Co. (The)                                4,451       250,146
                                                                    -----------
                                                                        491,443
                                                                    -----------
  INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
     (1.1%)
  NRG Energy, Inc.                                (a)(b)    2,049       100,913
                                                                    -----------
  INSURANCE (13.9%)
  AFLAC, Inc.                                                 509        22,467
  Allstate Corp. (The)                                      2,480       140,914
& American International Group, Inc.                        3,075       186,560
  American National Insurance Co.                             348        39,891
  Cincinnati Financial Corp.                                  987        46,547
  Genworth Financial, Inc. Class A                          3,361       115,282
  Lincoln National Corp.                          (a)       2,030       115,060
  Loews Corp.                                               3,217       119,222
  MetLife, Inc.                                             1,127        58,604
  Old Republic International Corp.                          4,352        92,567
  Principal Financial Group, Inc.                           2,071       111,834
  Progressive Corp. (The)                                   3,631        87,834
  Prudential Financial, Inc.                                1,765       138,800
  StanCorp Financial Group, Inc.                              292        12,582
                                                                    -----------
                                                                      1,288,164
                                                                    -----------
  MACHINERY (1.3%)
  Deere & Co.                                               1,653       119,958
                                                                    -----------
  MEDIA (2.5%)
  CBS Corp. Class B                                         4,448       122,009
  Clear Channel Communications, Inc.                        3,842       111,226
                                                                    -----------
                                                                        233,235
                                                                    -----------
  METALS & MINING (2.5%)
  Nucor Corp.                                    (a)        2,313       122,982
  United States Steel Corp.                                 1,716       108,228
                                                                    -----------
                                                                        231,210
                                                                    -----------
  MULTILINE RETAIL (1.3%)


                                     2 of 5

  Dillard's, Inc. Class A                                   3,099        93,063
  J.C. Penney Co., Inc.                                       423        26,632
                                                                    -----------
                                                                        119,695
                                                                    -----------
  MULTI-UTILITIES (2.0%)
  Duke Energy Corp.                                         4,806       145,718
  KeySpan Corp.                                             1,112        44,780
                                                                    -----------
                                                                        190,498
                                                                    -----------
  OIL, GAS & CONSUMABLE FUELS (11.1%)
  Anadarko Petroleum Corp.                                  2,731       124,916
  Chevron Corp.                                             2,376       156,293
  Devon Energy Corp.                                        2,173       140,463
& ExxonMobil Corp.                                          9,038       612,234
                                                                    -----------
                                                                      1,033,906
                                                                    -----------
  PHARMACEUTICALS (5.7%)
& Merck & Co., Inc.                                         4,401       177,228
& Pfizer, Inc.                                             13,707       356,245
                                                                    -----------
                                                                        533,473
                                                                    -----------
  REAL ESTATE INVESTMENT TRUSTS (1.2%)
  Annaly Mortgage Management, Inc.                          1,667        21,354
  New Century Financial Corp.                     (a)       1,996        87,145
                                                                    -----------
                                                                        108,499
                                                                    -----------
  ROAD & RAIL (3.5%)
  Burlington Northern Santa Fe Corp.                          462        31,836
  CSX Corp.                                                 1,561        94,722
  Norfolk Southern Corp.                                    2,074        90,053
  Union Pacific Corp.                                       1,268       107,780
                                                                    -----------
                                                                        324,391
                                                                    -----------
  SPECIALTY RETAIL (1.0%)
  Circuit City Stores, Inc.                                 3,672        89,964
                                                                    -----------
  THRIFTS & MORTGAGE FINANCE (2.3%)
  Astoria Financial Corp.                                   2,992        89,012
  Freddie Mac                                               2,099       121,448
                                                                    -----------
                                                                        210,460
                                                                    ------------
  TOBACCO (3.5%)
& Altria Group, Inc.                                        2,692       215,279
  Reynolds American, Inc.                         (a)         843       106,876
                                                                    -----------
                                                                        322,155
                                                                    -----------
  TRADING COMPANIES & DISTRIBUTORS (0.9%)
  GATX Corp.                                                2,246        88,021
                                                                    -----------
  WIRELESS TELECOMMUNICATION SERVICES (0.7%)
  Crown Castle International Corp.                (b)       1,855        65,352
                                                                    -----------
  Total Common Stocks (Cost $8,803,789)                               9,309,852
                                                                    -----------

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        ---------   -----------
  SHORT-TERM INVESTMENTS (7.6%)


                                     3 of 5

  COMMERCIAL PAPER (2.1%)
  Barton Capital LLC
     5.272%, due 8/2/06                           (c)      27,929        27,929
  Den Danske Bank
     5.299%, due 8/8/06                           (c)      27,929        27,929
  Galaxy Funding
     5.408%, due 9/19/06                          (c)      13,964        13,964
  General Electric Capital Corp.
     5.274%, due 8/3/06                           (c)      27,929        27,929
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                          (c)      13,964        13,964
  Old Line Funding LLC
     5.417%, due 9/12/06                          (c)      13,964        13,964
  Ranger Funding LLC
     5.265%, due 8/1/06                           (c)      27,929        27,929
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                          (c)      27,928        27,928
  Westpac
     5.416%, due 9/15/06                          (c)      13,964        13,964
                                                                    -----------
  Total Commercial Paper (Cost $195,500)                                195,500
                                                                    -----------

                                                          SHARES       VALUE
                                                        ---------   -----------
  INVESTMENT COMPANY (1.5%)
  BGI Institutional Money Market Fund             (c)     142,471       142,471
                                                                    -----------
  Total Investment Company (Cost $142,471)                              142,471
                                                                    -----------

                                                        PRINCIPAL
                                                          AMOUNT       VALUE
                                                        ---------   -----------
  REPURCHASE AGREEMENT (0.5%)
  Morgan Stanley & Co. 5.42%, dated 7/31/06 due
     8/1/06 Proceeds at Maturity $50,243
     (Collateralized by various bonds with a
     Principal Amount of $50,706 and a Market
     Value of $51,914)                            (c)   $  50,236        50,236
                                                                    -----------
  Total Repurchase Agreement (Cost $50,236)                              50,236
                                                                    -----------
  TIME DEPOSITS (3.5%)
  Bank of America
     5.27%, due 9/22/06                           (c)(d)   41,893        41,893
  Bank of Montreal
     5.35%, due 8/28/06                           (c)      27,929        27,929
  Calyon
     5.265%, due 8/2/06                           (c)      27,929        27,929
  Deutsche Bank
     5.30%, due 8/9/06                            (c)      27,929        27,929
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                            (c)      27,928        27,928
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                            (c)     111,714       111,714
  UBS AG
     5.34%, due 8/21/06                           (c)      27,928        27,928
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                            (c)      27,928        27,928


                                     4 of 5

                                                                    -----------
  Total Time Deposits (Cost $321,178)                                   321,178
                                                                    -----------
  Total Short-Term Investments (Cost $709,385)                          709,385
                                                                    -----------
  Total Investments (Cost $9,513,174)             (e)       107.7%   10,019,237(f)
  Liabilities in Excess of Cash and Other Assets             (7.7)     (720,279)
                                                        ---------   -----------
  Net Assets                                                100.0%  $ 9,298,958
                                                        =========   ===========

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Represents security, or a portion thereof, which is out on loan.

(b)  Non-income producing security.

(c) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(e)  The cost for federal income tax purposes is $9,513,450.

(f) At July 31, 2006 net unrealized appreciation was $505,787, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $614,288 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $108,501.


                                     5 of 5

MAINSTAY MODERATE ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                          SHARES       VALUE
                                                        ---------   -----------
AFFILIATED INVESTMENT COMPANIES (99.5%)       +

EQUITY FUNDS (60.1%)
MainStay Common Stock Fund                    (a)       2,048,241   $ 27,774,153
MainStay Growth Equity Fund                   (a) (b)     291,068      2,933,962
MainStay International Equity Fund                        876,822     13,511,823
MainStay Large Cap Growth Fund                          3,976,514     21,393,645
MainStay S&P 500 Index Fund                               223,654      6,640,288
MainStay Small Cap Opportunity Fund                        34,216        644,973
MainStay Value Fund                                       342,342      7,576,037
                                                                    ------------
                                                                      80,474,881
                                                                    ------------

FIXED INCOME FUNDS (39.4%)
MainStay Floating Rate Fund                               663,447      6,574,760
MainStay High Yield Corporate Bond Fund                 1,053,647      6,543,150
MainStay Indexed Bond Fund                    (a)       3,209,763     33,702,509
MainStay Intermediate Term Bond Fund                      620,366      5,930,697
                                                                    ------------
                                                                      52,751,116
                                                                    ------------

Total Affiliated Investment Companies
   (Cost $132,996,038)                        (c)            99.5%   133,225,997(d)
Cash and Other Assets,
   Less Liabilities                                           0.5        672,369
                                                        ---------   ------------
Net Assets                                                  100.0%  $133,898,366
                                                        =========   ============

+    Percentages indicated are based on Fund net assets.

(a) The Fund's ownership exceeds 5% of the outstanding shares of the underlying fund.

(b)  Non-income producing.

(c)  The cost for federal income tax purposes is $132,996,628.

(d) At July 31, 2006 net unrealized appreciation was $229,369 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,081,422 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,852,053.


                                     1 of 1

MAINSTAY MODERATE GROWTH ALLOCATION FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                          SHARES        VALUE
                                                        ---------   ------------
AFFILIATED INVESTMENT COMPANIES (99.7%)       +

EQUITY FUNDS (80.4%)
MainStay All Cap Growth Fund                  (a)         322,921   $  7,524,051
MainStay Common Stock Fund                    (b)       2,733,187     37,062,019
MainStay Growth Equity Fund                   (a) (b)     351,222      3,540,317
MainStay International Equity Fund                      1,406,856     21,679,656
MainStay Large Cap Growth Fund                          4,312,578     23,201,671
MainStay Large Cap Opportunity Fund           (b)         331,401      3,565,879
MainStay S&P 500 Index Fund                               286,658      8,510,882
MainStay Small Cap Opportunity Fund                        48,321        910,856
MainStay Value Fund                                       322,872      7,145,157
                                                                    ------------
                                                                     113,140,488
                                                                    ------------
FIXED INCOME FUNDS (19.3%)
MainStay Floating Rate Fund                               684,854      6,786,903
MainStay High Yield Corporate Bond Fund                 1,087,643      6,754,262
MainStay Indexed Bond Fund                              1,109,530     11,650,065
MainStay Intermediate Term Bond Fund                      214,480      2,050,429
                                                                    ------------
                                                                      27,241,659
                                                                    ------------
Total Affiliated Investment Companies
   (Cost $139,487,578)                        (c)            99.7%   140,382,147(d)
Cash and Other Assets,
   Less Liabilities                                           0.3        411,231
                                                        ---------   ------------
Net Assets                                                  100.0%  $140,793,378
                                                        =========   ============

+    Percentages indicated are based on Fund net assets.

(a)  Non-income producing.

(b) The Fund's ownership exceeds 5% of the outstanding shares of the underlying fund.

(c) The cost stated also represents the aggregate cost for federal income tax purposes.

(d) At July 31, 2006 net unrealized appreciation was $894,569 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $3,066,785 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,172,216.


                                     1 of 1

MAINSTAY S&P 500 INDEX FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                       SHARES          VALUE
                                                    -----------   --------------
  COMMON STOCKS (96.5%)                   +

  AEROSPACE & DEFENSE (2.3%)
  Boeing Co. (The)                                      104,921   $    8,122,984
  General Dynamics Corp.                                 53,177        3,563,923
  Goodrich Corp.                                         16,247          655,891
  Honeywell International, Inc.                         109,075        4,221,203
  L-3 Communications Holdings, Inc.                      15,962        1,175,601
  Lockheed Martin Corp.                                  46,842        3,732,371
  Northrop Grumman Corp.                                 45,304        2,998,672
  Raytheon Co.                                           58,487        2,636,009
  Rockwell Collins, Inc.                                 22,925        1,223,507
  United Technologies Corp.                             133,364        8,293,907
                                                                  --------------
                                                                      36,624,068
                                                                  --------------
  AIR FREIGHT & LOGISTICS (0.9%)
  FedEx Corp.                                            39,976        4,185,887
  United Parcel Service, Inc. Class B                   142,707        9,833,939
                                                                  --------------
                                                                      14,019,826
                                                                  --------------
  AIRLINES (0.1%)
  Southwest Airlines Co.                                 93,010        1,673,250
                                                                  --------------
  AUTO COMPONENTS (0.1%)
  Goodyear Tire & Rubber Co. (The)        (a) (b)        22,577          248,347
  Johnson Controls, Inc.                  (b)            25,496        1,957,073
                                                                  --------------
                                                                       2,205,420
                                                                  --------------
  AUTOMOBILES (0.4%)
  Ford Motor Co.                          (b)           243,109        1,621,537
  General Motors Corp.                    (b)            74,031        2,386,019
  Harley-Davidson, Inc.                                  36,071        2,056,047
                                                                  --------------
                                                                       6,063,603
                                                                  --------------
  BEVERAGES (2.2%)
  Anheuser-Busch Cos., Inc.                             101,950        4,908,892
  Brown-Forman Corp. Class B                             10,865          798,034
  Coca-Cola Co. (The)                     (c)           269,796       12,005,922
  Coca-Cola Enterprises, Inc.                            39,438          846,339
  Constellation Brands, Inc. Class A      (a) (b)        26,408          645,940
  Molson Coors Brewing Co. Class B                        7,466          533,446
  Pepsi Bottling Group, Inc. (The)                       18,192          604,884
  PepsiCo, Inc.                                         217,572       13,789,713
                                                                  --------------
                                                                      34,133,170
                                                                  --------------
  BIOTECHNOLOGY (1.2%)
  Amgen, Inc.                             (a)           155,300       10,830,622
  Biogen Idec, Inc.                       (a)            45,244        1,905,677
  Genzyme Corp.                           (a)            33,835        2,310,254
  Gilead Sciences, Inc.                   (a)            59,928        3,684,373
  MedImmune, Inc.                         (a) (b)        33,579          852,235
                                                                  --------------
                                                                      19,583,161
                                                                  --------------
  BUILDING PRODUCTS (0.1%)
  American Standard Cos., Inc.                           23,347          901,895


                                     1 of 13

  Masco Corp.                             (b)            52,067        1,391,751
                                                                  --------------
                                                                       2,293,646
                                                                  --------------
  CAPITAL MARKETS (3.4%)
  Ameriprise Financial, Inc.                             31,973        1,425,996
  Bank of New York Co., Inc. (The)                      101,098        3,397,904
  Bear Stearns Cos., Inc. (The)                          15,659        2,221,542
  Charles Schwab Corp. (The)                            135,905        2,158,171
  E*TRADE Financial Corp.                 (a)            54,872        1,279,066
  Federated Investors, Inc. Class B                      11,062          343,033
  Franklin Resources, Inc.                               20,086        1,836,865
  Goldman Sachs Group, Inc. (The)                        56,853        8,684,296
  Janus Capital Group, Inc.                              28,230          457,044
  Legg Mason, Inc.                                       17,227        1,437,938
  Lehman Brothers Holdings, Inc.                         70,366        4,570,272
  Mellon Financial Corp.                                 54,471        1,906,485
  Merrill Lynch & Co., Inc.                             121,699        8,862,121
  Morgan Stanley                                        141,152        9,386,608
  Northern Trust Corp.                                   24,327        1,389,072
  State Street Corp.                                     43,633        2,620,598
  T. Rowe Price Group, Inc.                              34,220        1,413,628
                                                                  --------------
                                                                      53,390,639
                                                                  --------------
  CHEMICALS (1.4%)
  Air Products & Chemicals, Inc.                         29,198        1,866,628
  Ashland, Inc.                                           9,312          619,341
  Dow Chemical Co. (The)                                127,060        4,393,735
  E.I. du Pont de Nemours & Co.                         120,803        4,791,047
  Eastman Chemical Co.                                   10,641          528,113
  Ecolab, Inc.                            (b)            24,102        1,038,073
  Hercules, Inc.                          (a)            14,420          200,438
  International Flavors & Fragrances,
     Inc.                                                10,330          382,210
  Monsanto Co.                                           70,776        3,042,660
  PPG Industries, Inc.                                   21,653        1,332,526
  Praxair, Inc.                                          42,287        2,319,019
  Rohm & Haas Co.                                        19,019          877,156
  Sigma-Aldrich Corp.                                     8,921          620,009
                                                                  --------------
                                                                      22,010,955
                                                                  --------------
  COMMERCIAL BANKS (4.2%)
  AmSouth Bancorp.                                       45,738        1,310,851
  BB&T Corp.                                             73,243        3,075,474
  Comerica, Inc.                                         21,281        1,246,003
  Commerce Bancorp, Inc.                  (b)            24,101          818,711
  Compass Bancshares, Inc.                               17,219        1,014,888
  Fifth Third Bancorp                                    72,703        2,772,892
  First Horizon National Corp.                           16,579          694,660
  Huntington Bancshares, Inc.             (b)            33,236          809,297
  KeyCorp                                                53,534        1,975,405
  M&T Bank Corp.                                         10,507        1,281,013
  Marshall & Ilsley Corp.                                29,689        1,394,492
  National City Corp.                                    72,330        2,603,880
  North Fork Bancorp., Inc.                              61,634        1,746,091
  PNC Financial Services Group, Inc.                     39,026        2,764,602
  Regions Financial Corp.                                59,977        2,176,565
  SunTrust Banks, Inc.                                   47,930        3,780,239
  Synovus Financial Corp.                                43,221        1,221,425
  U.S. Bancorp                                          234,389        7,500,448
  Wachovia Corp.                                        211,568       11,346,392
  Wells Fargo & Co.                                     221,311       16,009,638
  Zions Bancorp.                                         14,207        1,166,963
                                                                  --------------
                                                                      66,709,929
                                                                  --------------
  COMMERCIAL SERVICES & SUPPLIES (0.6%)


                                     2 of 13

  Allied Waste Industries, Inc.           (a) (b)        31,636          321,422
  Avery Dennison Corp.                                   14,444          846,852
  Cendant Corp.                                         132,567        1,989,831
  Cintas Corp.                                           18,085          638,401
  Equifax, Inc.                                          17,311          558,799
  Monster Worldwide, Inc.                 (a)            16,604          664,160
  Pitney Bowes, Inc.                                     29,116        1,203,073
  R.R. Donnelley & Sons Co.                              28,446          830,339
  Robert Half International, Inc.         (b)            22,279          720,948
  Waste Management, Inc.                                 72,578        2,495,232
                                                                  --------------
                                                                      10,269,057
                                                                  --------------
  COMMUNICATIONS EQUIPMENT (2.4%)
  ADC Telecommunications, Inc.            (a)            14,904          182,274
  Andrew Corp.                            (a)            20,728          175,152
  Avaya, Inc.                             (a)            55,522          514,134
  CIENA Corp.                             (a) (b)        73,522          266,885
  Cisco Systems, Inc.                     (a)           804,046       14,352,221
  Comverse Technology, Inc.               (a)            26,478          513,144
  Corning, Inc.                           (a)           203,566        3,882,004
  JDS Uniphase Corp.                      (a)           215,332          458,657
  Juniper Networks, Inc.                  (a)            74,147          997,277
  Lucent Technologies, Inc.               (a)           582,437        1,240,591
  Motorola, Inc.                                        325,353        7,405,034
  QUALCOMM, Inc.                                        220,720        7,782,587
  Tellabs, Inc.                           (a)            59,338          557,777
                                                                  --------------
                                                                      38,327,737
                                                                  --------------
  COMPUTERS & PERIPHERALS (3.3%)
  Apple Computer, Inc.                    (a)           111,859        7,601,938
  Dell, Inc.                              (a)           299,196        6,486,569
  EMC Corp.                               (a)           312,578        3,172,667
  Gateway, Inc.                           (a)            27,964           44,742
  Hewlett-Packard Co.                                   367,400       11,723,734
  International Business Machines
     Corp.                                               204,162      15,804,180
  Lexmark International, Inc.
     Class A                              (a)            14,237          769,510
  NCR Corp.                               (a)            24,027          772,228
  Network Appliance, Inc.                 (a)            49,170        1,459,857
  QLogic Corp.                            (a)            21,033          367,867
  SanDisk Corp.                           (a)            25,653        1,196,969
  Sun Microsystems, Inc.                  (a)           454,463        1,976,914
                                                                  --------------
                                                                      51,377,175
                                                                  --------------
  CONSTRUCTION & ENGINEERING (0.1%)
  Fluor Corp.                                            11,374          998,978
                                                                  --------------
  CONSTRUCTION MATERIALS (0.1%)
  Vulcan Materials Co.                                   13,328          892,576
                                                                  --------------
  CONSUMER FINANCE (0.9%)
  American Express Co.                                  162,604        8,465,164
  Capital One Financial Corp.                            39,554        3,059,502
  SLM Corp.                                              54,503        2,741,501
                                                                  --------------
                                                                      14,266,167
                                                                  --------------
  CONTAINERS & PACKAGING (0.2%)
  Ball Corp.                                             14,172          542,788
  Bemis Co., Inc.                                        13,762          422,493
  Pactiv Corp.                            (a) (b)        19,186          470,249
  Sealed Air Corp.                        (b)            10,722          506,507
  Temple-Inland, Inc.                                    14,831          630,911
                                                                  --------------
                                                                       2,572,948
                                                                  --------------
  DISTRIBUTORS (0.1%)


                                     3 of 13

  Genuine Parts Co.                                      22,457          935,109
                                                                  --------------
  DIVERSIFIED CONSUMER SERVICES (0.1%)
  Apollo Group, Inc. Class A              (a)            18,371          869,316
  H&R Block, Inc.                                        43,089          980,275
                                                                  --------------
                                                                       1,849,591
                                                                  --------------
  DIVERSIFIED FINANCIAL SERVICES (5.5%)
& Bank of America Corp.                                 600,100       30,923,153
  CIT Group, Inc.                                        26,254        1,205,321
& Citigroup, Inc.                                       653,645       31,577,590
& JPMorgan Chase & Co.                                  457,057       20,850,940
  Moody's Corp.                                          32,008        1,756,599
                                                                  --------------
                                                                      86,313,603
                                                                  --------------
  DIVERSIFIED TELECOMMUNICATION
     SERVICES (2.7%)
  AT&T, Inc.                                            512,046       15,356,260
  BellSouth Corp.                                       238,107        9,326,651
  CenturyTel, Inc.                                       15,044          580,247
  Citizens Communications Co.                            43,181          554,012
  Embarq Corp.                            (a)            19,483          881,606
  Qwest Communications International,
     Inc.                                 (a)           203,703        1,627,587
  Verizon Communications, Inc.                          384,409       13,000,712
  Windstream Corp.                                       58,780          736,513
                                                                  --------------
                                                                      42,063,588
                                                                  --------------
  ELECTRIC UTILITIES (1.5%)
  Allegheny Energy, Inc.                  (a)            21,405          878,675
  American Electric Power Co., Inc.                      51,504        1,860,324
  Edison International                                   42,772        1,769,905
  Entergy Corp.                                          27,497        2,120,019
  Exelon Corp.                                           87,645        5,074,646
  FirstEnergy Corp.                                      43,216        2,420,096
  FPL Group, Inc.                         (b)            52,993        2,286,118
  Pinnacle West Capital Corp.                            13,055          561,496
  PPL Corp.                                              49,480        1,683,310
  Progress Energy, Inc.                                  32,889        1,432,316
  Southern Co. (The)                      (b)            97,651        3,298,651
                                                                  --------------
                                                                      23,385,556
                                                                  --------------
  ELECTRICAL EQUIPMENT (0.4%)
  American Power Conversion Corp.                        23,238          392,257
  Cooper Industries, Ltd. Class A                        11,952        1,029,784
  Emerson Electric Co.                                   54,033        4,264,284
  Rockwell Automation, Inc.                              23,201        1,437,998
                                                                  --------------
                                                                       7,124,323
                                                                  --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS
     (0.3%)
  Agilent Technologies, Inc.              (a)            56,375        1,603,305
  Jabil Circuit, Inc.                                    22,853          527,904
  Molex, Inc.                                            18,957          601,316
  Sanmina-SCI Corp.                       (a)            67,269          232,751
  Solectron Corp.                         (a)           125,511          379,043
  Symbol Technologies, Inc.                              32,023          353,854
  Tektronix, Inc.                                        11,454          312,351
                                                                  --------------
                                                                       4,010,524
                                                                  --------------
  ENERGY EQUIPMENT & SERVICES (1.9%)
  Baker Hughes, Inc.                                     45,039        3,600,868
  BJ Services Co.                                        42,245        1,532,226
  Halliburton Co.                                       135,685        4,526,452
  Nabors Industries, Ltd.                 (a) (b)        41,156        1,453,630


                                     4 of 13

  National-Oilwell Varco, Inc.            (a)            22,925        1,536,892
  Noble Corp.                                            17,867        1,281,957
  Rowan Cos., Inc.                                       13,725          464,866
  Schlumberger, Ltd.                                    154,919       10,356,335
  Transocean, Inc.                        (a)            42,710        3,298,493
  Weatherford International, Ltd.         (a)            45,566        2,134,311
                                                                  --------------
                                                                      30,186,030
                                                                  --------------
  FOOD & STAPLES RETAILING (2.2%)
  Costco Wholesale Corp.                                 61,946        3,268,271
  CVS Corp.                                             107,464        3,516,222
  Kroger Co. (The)                                       94,236        2,160,831
  Safeway, Inc.                                          59,122        1,660,146
  SUPERVALU, Inc.                                        26,218          710,770
  Sysco Corp.                                            81,173        2,240,375
  Walgreen Co.                                          132,674        6,206,490
  Wal-Mart Stores, Inc.                                 329,291       14,653,450
  Whole Foods Market, Inc.                               18,093        1,040,528
                                                                  --------------
                                                                      35,457,083
                                                                  --------------
  FOOD PRODUCTS (1.1%)
  Archer-Daniels-Midland Co.                             85,907        3,779,908
  Campbell Soup Co.                                      24,158          886,115
  ConAgra Foods, Inc.                     (b)            67,970        1,461,355
  Dean Foods Co.                          (a)            17,710          664,656
  General Mills, Inc.                                    47,046        2,441,687
  H.J. Heinz Co.                                         43,847        1,840,259
  Hershey Co. (The)                                      23,479        1,290,641
  Kellogg Co.                                            32,240        1,553,001
  McCormick & Co., Inc.                                  17,529          614,567
  Sara Lee Corp.                                         99,644        1,683,984
  Tyson Foods, Inc. Class A                              32,265          456,550
  Wm. Wrigley Jr. Co.                     (b)            29,043        1,331,912
                                                                  --------------
                                                                      18,004,635
                                                                  --------------
  GAS UTILITIES (0.0%)                    ++
  Nicor, Inc.                                             5,675          248,679
  Peoples Energy Corp.                                    4,874          205,732
                                                                  --------------
                                                                         454,411
                                                                  --------------
  HEALTH CARE EQUIPMENT & SUPPLIES
     (1.6%)
  Bausch & Lomb, Inc.                                     6,915          327,080
  Baxter International, Inc.                             85,746        3,601,332
  Becton, Dickinson & Co.                                32,420        2,137,126
  Biomet, Inc.                                           32,643        1,075,260
  Boston Scientific Corp.                 (a)           159,419        2,711,717
  C.R. Bard, Inc.                                        13,472          956,108
  Hospira, Inc.                           (a)            20,270          885,596
  Medtronic, Inc.                         (b)           158,542        8,009,542
  St. Jude Medical, Inc.                  (a)            47,680        1,759,392
  Stryker Corp.                                          38,198        1,738,391
  Zimmer Holdings, Inc.                   (a)            32,452        2,052,264
                                                                  --------------
                                                                      25,253,808
                                                                  --------------
  HEALTH CARE PROVIDERS & SERVICES
     (2.7%)
  Aetna, Inc.                                            74,379        2,342,196
  AmerisourceBergen Corp.                                27,410        1,178,630
  Cardinal Health, Inc.                                  55,428        3,713,676
  Caremark Rx, Inc.                                      58,135        3,069,528
  CIGNA Corp.                                            15,935        1,454,069
  Coventry Health Care, Inc.              (a)            21,308        1,122,932
  Express Scripts, Inc.                   (a) (b)        19,836        1,527,967
  HCA, Inc.                                              53,595        2,634,730
  Health Management Associates, Inc.
     Class A                                             31,359          638,469


                                     5 of 13

  Humana, Inc.                            (a)            21,400        1,196,902
  Laboratory Corp. of America Holdings    (a)            16,351        1,053,331
  Manor Care, Inc.                        (b)            10,417          521,371
  McKesson Corp.                                         40,319        2,031,674
  Medco Health Solutions, Inc.            (a)            40,266        2,388,982
  Patterson Cos., Inc.                    (a) (b)        18,036          599,877
  Quest Diagnostics, Inc.                                21,379        1,285,305
  Tenet Healthcare Corp.                  (a) (b)        60,192          356,337
  UnitedHealth Group, Inc.                              177,643        8,496,665
  WellPoint, Inc.                         (a)            83,990        6,257,255
                                                                  --------------
                                                                      41,869,896
                                                                  --------------
  HEALTH CARE TECHNOLOGY (0.0%)           ++
  IMS Health, Inc.                                       26,159          717,803
                                                                  --------------
  HOTELS, RESTAURANTS & LEISURE (1.4%)
  Carnival Corp.                          (b)            57,057        2,222,941
  Darden Restaurants, Inc.                               17,550          593,190
  Harrah's Entertainment, Inc.                           24,031        1,444,503
  Hilton Hotels Corp.                                    42,758        1,023,199
  International Game Technology                          44,378        1,715,653
  Marriott International, Inc. Class A                   42,454        1,493,532
  McDonald's Corp.                                      164,849        5,834,006
  Starbucks Corp.                         (a)           100,304        3,436,415
  Starwood Hotels & Resorts Worldwide,
     Inc.                                                28,289        1,487,436
  Wendy's International, Inc.                            15,234          916,477
  Yum! Brands, Inc.                                      36,262        1,631,790
                                                                  --------------
                                                                      21,799,142
                                                                  --------------
  HOUSEHOLD DURABLES (0.6%)
  Black & Decker Corp. (The)                             10,289          725,477
  Centex Corp.                            (b)            16,109          762,117
  D.R. Horton, Inc.                                      35,694          764,922
  Fortune Brands, Inc.                                   19,161        1,389,556
  Harman International Industries,
     Inc.                                                 8,610          690,522
  KB HOME                                                10,171          432,471
  Leggett & Platt, Inc.                                  24,658          562,696
  Lennar Corp. Class A                    (b)            18,044          807,108
  Newell Rubbermaid, Inc.                                35,393          932,960
  Pulte Homes, Inc.                                      28,151          802,304
  Snap-on, Inc.                                           7,423          311,840
  Stanley Works (The)                                     9,767          443,129
  Whirlpool Corp.                                        10,196          787,029
                                                                  --------------
                                                                       9,412,131
                                                                  --------------
  HOUSEHOLD PRODUCTS (2.1%)
  Clorox Co. (The)                                       19,781        1,185,673
  Colgate-Palmolive Co.                                  67,596        4,009,795
  Kimberly-Clark Corp.                                   60,585        3,698,714
& Procter & Gamble Co. (The)                            431,512       24,250,974
                                                                  --------------
                                                                      33,145,156
                                                                  --------------
  INDEPENDENT POWER PRODUCERS & ENERGY
     TRADERS (0.5%)
  AES Corp. (The)                         (a)            85,603        1,700,076
  Constellation Energy Group, Inc.                       23,379        1,353,878
  Dynegy, Inc. Class A                    (a)            48,362          272,278
  TXU Corp.                                              60,883        3,910,515
                                                                  --------------
                                                                       7,236,747
                                                                  --------------
  INDUSTRIAL CONGLOMERATES (3.8%)
  3M Co.                                                 98,906        6,962,982
& General Electric Co.                    (c)         1,368,026       44,720,770
  Textron, Inc.                                          17,373        1,562,006


                                     6 of 13

  Tyco International, Ltd.                              268,780        7,012,470
                                                                  --------------
                                                                      60,258,228
                                                                  --------------
  INSURANCE (4.6%)
  ACE, Ltd.                                              43,185        2,225,323
  AFLAC, Inc.                                            65,675        2,898,894
  Allstate Corp. (The)                                   83,637        4,752,254
  Ambac Financial Group, Inc.                            13,866        1,152,403
  American International Group, Inc.                    342,082       20,754,115
  Aon Corp.                                              42,338        1,449,230
  Chubb Corp. (The)                                      54,845        2,765,285
  Cincinnati Financial Corp.                             22,846        1,077,417
  Genworth Financial, Inc. Class A                       48,026        1,647,292
  Hartford Financial Services Group,
     Inc. (The)                                          39,705        3,368,572
  Lincoln National Corp.                                 37,300        2,114,164
  Loews Corp.                                            53,187        1,971,110
  Marsh & McLennan Cos., Inc.                            71,951        1,944,836
  MBIA, Inc.                              (b)            17,563        1,032,880
  MetLife, Inc.                           (b)            99,526        5,175,352
  Principal Financial Group, Inc.                        36,766        1,985,364
  Progressive Corp. (The)                               103,439        2,502,189
  Prudential Financial, Inc.                             64,688        5,087,064
  SAFECO Corp.                                           15,909          854,631
  St. Paul Travelers Cos., Inc. (The)                    91,478        4,189,692
  Torchmark Corp.                                        13,148          795,060
  UnumProvident Corp.                                    38,239          620,619
  XL Capital, Ltd. Class A                 (b)           23,806        1,516,442
                                                                  --------------
                                                                      71,880,188
                                                                  --------------
  INTERNET & CATALOG RETAIL (0.1%)
  Amazon.com, Inc.                        (a)            40,551        1,090,416
                                                                  --------------
  INTERNET SOFTWARE & SERVICES (1.2%)
  eBay, Inc.                              (a)           151,515        3,646,966
  Google, Inc. Class A                    (a)            27,106       10,479,180
  VeriSign, Inc.                          (a) (b)        32,037          574,423
  Yahoo!, Inc.                            (a)           165,519        4,492,186
                                                                  --------------
                                                                      19,192,755
                                                                  --------------
  IT SERVICES (0.9%)
  Affiliated Computer Services, Inc.
     Class A                              (a) (b)        15,438          786,258
  Automatic Data Processing, Inc.                        76,095        3,329,917
  Computer Sciences Corp.                 (a)            24,549        1,286,122
  Convergys Corp.                         (a)            18,328          349,698
  Electronic Data Systems Corp.                          68,366        1,633,947
  First Data Corp.                                      100,717        4,114,289
  Fiserv, Inc.                            (a)            23,113        1,009,114
  Paychex, Inc.                                          43,842        1,498,520
  Sabre Holdings Corp. Class A                           16,852          348,836
  Unisys Corp.                            (a)            43,321          221,804
                                                                  --------------
                                                                      14,578,505
                                                                  --------------
  LEISURE EQUIPMENT & PRODUCTS (0.2%)
  Brunswick Corp.                                        12,475          368,886
  Eastman Kodak Co.                        (b)           37,798          841,006
  Hasbro, Inc.                                           23,410          437,767
  Mattel, Inc.                                           50,903          918,290
                                                                  --------------
                                                                       2,565,949
                                                                  --------------
  LIFE SCIENCES TOOLS & SERVICES (0.3%)
  Applera Corp.-Applied Biosystems
     Group                                               24,046          773,079
  Fisher Scientific International,
     Inc.                                 (a)            15,963        1,183,018
  Millipore Corp.                         (a) (b)         6,817          427,085
  PerkinElmer, Inc.                                      16,614          299,550


                                     7 of 13

  Thermo Electron Corp.                   (a) (b)        21,308          788,609
  Waters Corp.                            (a)            13,734          558,699
                                                                  --------------
                                                                       4,030,040
                                                                  --------------
  MACHINERY (1.4%)
  Caterpillar, Inc.                                      88,213        6,251,655
  Cummins, Inc.                                           6,064          709,488
  Danaher Corp.                                          30,990        2,020,548
  Deere & Co.                                            31,056        2,253,734
  Dover Corp.                                            26,595        1,253,688
  Eaton Corp.                                            19,646        1,259,309
  Illinois Tool Works, Inc.               (b)            53,848        2,462,469
  Ingersoll-Rand Co. Class A                             43,342        1,551,644
  ITT Industries, Inc.                                   24,234        1,225,029
  Navistar International Corp.            (a)             8,449          188,920
  PACCAR, Inc.                            (b)            21,882        1,766,972
  Pall Corp.                                             15,922          415,246
  Parker Hannifin Corp.                                  15,706        1,134,601
                                                                  --------------
                                                                      22,493,303
                                                                  --------------
  MEDIA (3.3%)
  CBS Corp. Class B                                     101,328        2,779,427
  Clear Channel Communications, Inc.                     66,368        1,921,354
  Comcast Corp. Class A                   (a) (b)       278,255        9,566,407
  Dow Jones & Co., Inc.                   (b)             7,661          268,441
  E.W. Scripps Co. (The) Class A                         11,131          475,628
  Gannett Co., Inc.                                      31,457        1,639,539
  Interpublic Group of Cos., Inc.
     (The)                                (a) (b)        54,312          444,815
  McClatchy Co. (The) Class A                             4,799          203,430
  McGraw-Hill Cos., Inc. (The)                           47,118        2,652,743
  Meredith Corp.                                          5,827          275,209
  New York Times Co. (The) Class A        (b)            18,775          416,242
  News Corp. Class A                                    311,545        5,994,126
  Omnicom Group, Inc.                                    22,871        2,024,312
  Time Warner, Inc.                                     565,321        9,327,797
  Tribune Co.                                            28,778          854,994
  Univision Communications, Inc.
     Class A                              (a) (b)        29,375          981,125
  Viacom, Inc. Class B                    (a)            94,551        3,295,102
  Walt Disney Co. (The)                                 288,831        8,575,392
                                                                  --------------
                                                                      51,696,083
                                                                  --------------
  METALS & MINING (0.9%)
  Alcoa, Inc.                                           114,018        3,414,839
  Allegheny Technologies, Inc.                           11,312          722,724
  Freeport-McMoRan Copper & Gold, Inc.
     Class B                              (b)            24,180        1,319,261
  Newmont Mining Corp.                                   58,661        3,005,203
  Nucor Corp.                                            41,167        2,188,849
  Phelps Dodge Corp.                                     26,752        2,336,520
  United States Steel Corp.                              16,455        1,037,817
                                                                  --------------
                                                                      14,025,213
                                                                  --------------
  MULTILINE RETAIL (1.0%)
  Big Lots, Inc.                          (a)            14,540          234,966
  Dillard's, Inc. Class A                                 8,095          243,093
  Dollar General Corp.                                   42,022          563,935
  Family Dollar Stores, Inc.                             20,462          464,897
  Federated Department Stores, Inc.                      73,709        2,587,923
  J.C. Penney Co., Inc.                                  30,475        1,918,706
  Kohl's Corp.                            (a)            45,203        2,559,846
  Nordstrom, Inc.                                        28,923          992,059
  Sears Holdings Corp.                    (a)            12,739        1,748,428
  Target Corp.                                          113,767        5,224,181
                                                                  --------------
                                                                      16,538,034
                                                                  --------------


                                     8 of 13

  MULTI-UTILITIES (1.4%)
  Ameren Corp.                            (b)            26,640        1,371,960
  CenterPoint Energy, Inc.                               40,430          555,508
  CMS Energy Corp.                        (a)            27,697          388,035
  Consolidated Edison, Inc.               (b)            32,240        1,511,089
  Dominion Resources, Inc.                               45,557        3,575,313
  DTE Energy Co.                                         23,271          984,829
  Duke Energy Corp.                                     162,572        4,929,183
  KeySpan Corp.                                          22,807          918,438
  NiSource, Inc.                                         34,923          794,498
  PG&E Corp.                                             45,362        1,890,688
  Public Service Enterprise Group, Inc.                  32,919        2,219,728
  Sempra Energy                                          33,901        1,636,062
  TECO Energy, Inc.                                      26,574          423,590
  Xcel Energy, Inc.                                      53,014        1,062,401
                                                                  --------------
                                                                      22,261,322
                                                                  --------------
  OFFICE ELECTRONICS (0.1%)
  Xerox Corp.                             (a)           122,491        1,725,898
                                                                  --------------
  OIL, GAS & CONSUMABLE FUELS (8.4%)
  Anadarko Petroleum Corp.                               60,682        2,775,595
  Apache Corp.                                           43,419        3,059,737
  Chesapeake Energy Corp.                 (b)            54,212        1,783,575
  Chevron Corp.                                         291,930       19,203,155
  ConocoPhillips                                        217,361       14,919,659
  CONSOL Energy, Inc.                                    24,106          992,203
  Devon Energy Corp.                                     58,165        3,759,786
  El Paso Corp.                           (b)            91,206        1,459,296
  EOG Resources, Inc.                                    31,584        2,341,954
& ExxonMobil Corp.                                      796,003       53,921,243
  Hess Corp.                                             31,123        1,646,407
  Kerr-McGee Corp.                                       29,840        2,094,768
  Kinder Morgan, Inc.                                    13,750        1,402,500
  Marathon Oil Corp.                                     47,869        4,338,846
  Murphy Oil Corp.                        (b)            21,617        1,112,411
  Occidental Petroleum Corp.                             56,565        6,094,879
  Sunoco, Inc.                                           17,425        1,211,735
  Valero Energy Corp.                                    81,035        5,464,190
  Williams Cos., Inc. (The)                              78,086        1,893,586
  XTO Energy, Inc.                                       47,674        2,240,201
                                                                  --------------
                                                                     131,715,726
                                                                  --------------
  PAPER & FOREST PRODUCTS (0.3%)
  International Paper Co.                                64,743        2,222,627
  Louisiana-Pacific Corp.                 (b)            14,248          284,960
  MeadWestvaco Corp.                                     23,633          617,294
  Weyerhaeuser Co.                                       31,976        1,875,712
                                                                  --------------
                                                                       5,000,593
                                                                  --------------
  PERSONAL PRODUCTS (0.2%)
  Alberto-Culver Co.                                      9,854          480,284
  Avon Products, Inc.                                    59,232        1,717,136
  Estee Lauder Cos., Inc. (The)
     Class A                                             15,785          589,096
                                                                  --------------
                                                                       2,786,516
                                                                  --------------
  PHARMACEUTICALS (6.6%)
  Abbott Laboratories                                   201,063        9,604,781
  Allergan, Inc.                                         19,864        2,142,332
  Barr Pharmaceuticals, Inc.              (a)            14,040          698,630
  Bristol-Myers Squibb Co.                              258,944        6,206,888
  Eli Lilly & Co.                         (b)           148,587        8,435,284
  Forest Laboratories, Inc.               (a)            42,994        1,991,052


                                     9 of 13

& Johnson & Johnson                                     389,503       24,363,413
  King Pharmaceuticals, Inc.              (a)            31,062          528,675
  Merck & Co., Inc.                                     287,240       11,567,155
  Mylan Laboratories, Inc.                               27,985          614,551
& Pfizer, Inc.                                          964,916       25,078,167
  Schering-Plough Corp.                   (b)           195,100        3,987,844
  Watson Pharmaceuticals, Inc.            (a)            14,020          313,908
  Wyeth                                                 176,477        8,553,840
                                                                  --------------
                                                                     104,086,520
                                                                  --------------
  REAL ESTATE INVESTMENT TRUSTS (1.0%)
  Apartment Investment & Management
     Co. Class A                                         12,651          608,387
  Archstone-Smith Trust                                  28,007        1,469,527
  Boston Properties, Inc.                                12,104        1,188,613
  Equity Office Properties Trust                         48,586        1,841,895
  Equity Residential                                     38,132        1,773,519
  Kimco Realty Corp.                      (b)            27,882        1,094,090
  Plum Creek Timber Co., Inc.                            24,187          823,809
  ProLogis                                               32,337        1,789,853
  Public Storage, Inc.                                   10,737          862,074
  Simon Property Group, Inc.                             24,095        2,060,845
  Vornado Realty Trust                                   15,515        1,622,093
                                                                  --------------
                                                                      15,134,705
                                                                  --------------
  ROAD & RAIL (0.7%)
  Burlington Northern Santa Fe Corp.                     48,058        3,311,677
  CSX Corp.                                              28,850        1,750,618
  Norfolk Southern Corp.                                 53,980        2,343,812
  Ryder System, Inc.                      (b)             8,249          415,750
  Union Pacific Corp.                                    35,074        2,981,290
                                                                  --------------
                                                                      10,803,147
                                                                  --------------
  SEMICONDUCTORS & SEMICONDUCTOR
     EQUIPMENT (2.5%)
  Advanced Micro Devices, Inc.            (a)            63,193        1,225,313
  Altera Corp.                            (a)            47,981          830,551
  Analog Devices, Inc.                                   48,105        1,555,235
  Applied Materials, Inc.                               205,962        3,241,842
  Broadcom Corp. Class A                  (a)            60,356        1,447,940
  Freescale Semiconductor, Inc.
     Class B                              (a)            53,871        1,536,401
  Intel Corp.                                           766,190       13,791,420
  KLA-Tencor Corp.                                       25,816        1,089,177
  Linear Technology Corp.                 (b)            39,886        1,290,312
  LSI Logic Corp.                         (a) (b)        49,452          405,506
  Maxim Integrated Products, Inc.                        42,081        1,236,340
  Micron Technology, Inc.                 (a)            95,543        1,489,515
  National Semiconductor Corp.                           44,178        1,027,580
  Novellus Systems, Inc.                  (a)            18,024          456,187
  NVIDIA Corp.                            (a)            44,683          988,835
  PMC-Sierra, Inc.                        (a)            27,657          141,327
  Teradyne, Inc.                          (a) (b)        24,968          328,080
  Texas Instruments, Inc.                               205,242        6,112,107
  Xilinx, Inc.                                           44,903          911,082
                                                                  --------------
                                                                      39,104,750
                                                                  --------------
  SOFTWARE (3.0%)
  Adobe Systems, Inc.                     (a)            78,812        2,246,931
  Autodesk, Inc.                          (a)            30,284        1,032,987
  BMC Software, Inc.                      (a)            28,510          667,704
  CA, Inc.                                               59,987        1,257,328
  Citrix Systems, Inc.                    (a)            23,414          743,863
  Compuware Corp.                         (a)            49,909          348,864
  Electronic Arts, Inc.                   (a)            39,918        1,880,537


                                    10 of 13

  Intuit, Inc.                            (a)            44,872        1,385,199
& Microsoft Corp.                         (c)         1,153,563       27,720,115
  Novell, Inc.                            (a)            48,848          317,024
  Oracle Corp.                            (a)           512,365        7,670,104
  Parametric Technology Corp.             (a)            13,895          214,817
  Symantec Corp.                          (a)           137,440        2,387,333
                                                                  --------------
                                                                      47,872,806
                                                                  --------------
  SPECIALTY RETAIL (1.9%)
  AutoNation, Inc.                        (a)            19,254          379,304
  AutoZone, Inc.                          (a)             7,330          644,087
  Bed Bath & Beyond, Inc.                 (a)            36,680        1,228,046
  Best Buy Co., Inc.                                     53,612        2,430,768
  Circuit City Stores, Inc.                              20,075          491,838
  Gap, Inc. (The)                                        73,029        1,267,053
  Home Depot, Inc. (The)                                272,254        9,449,936
  Limited Brands, Inc.                                   45,718        1,150,265
  Lowe's Cos., Inc.                       (b)           204,017        5,783,882
  Office Depot, Inc.                      (a)            38,746        1,396,793
  OfficeMax, Inc.                                         8,976          369,003
  RadioShack Corp.                                       17,590          284,430
  Sherwin-Williams Co. (The)                             14,872          752,523
  Staples, Inc.                                          95,583        2,066,504
  Tiffany & Co.                                          18,773          593,039
  TJX Cos., Inc. (The)                                   60,596        1,476,725
                                                                  --------------
                                                                      29,764,196
                                                                  --------------
  TEXTILES, APPAREL & LUXURY GOODS
     (0.3%)
  Coach, Inc.                             (a)            50,379        1,446,381
  Jones Apparel Group, Inc.                              14,946          442,402
  Liz Claiborne, Inc.                                    13,908          491,648
  NIKE, Inc. Class B                                     24,933        1,969,707
  VF Corp.                                               11,665          791,120
                                                                  --------------
                                                                       5,141,258
                                                                  --------------
  THRIFTS & MORTGAGE FINANCE (1.5%)
  Countrywide Financial Corp.                            79,205        2,837,915
  Fannie Mae                                            127,124        6,090,511
  Freddie Mac                                            90,866        5,257,507
  Golden West Financial Corp.                            33,423        2,461,938
  MGIC Investment Corp.                                  11,514          655,262
  Sovereign Bancorp, Inc.                                49,121        1,013,857
  Washington Mutual, Inc.                               126,574        5,657,858
                                                                  --------------
                                                                      23,974,848
                                                                  --------------
  TOBACCO (1.6%)
& Altria Group, Inc.                                    274,995       21,991,350
  Reynolds American, Inc.                                11,158        1,414,611
  UST, Inc.                                              21,266        1,074,996
                                                                  --------------
                                                                      24,480,957
                                                                  --------------
  TRADING COMPANIES & DISTRIBUTORS
     (0.0%)                                ++
  W.W. Grainger, Inc.                                     9,956          618,168
                                                                  --------------
  WIRELESS TELECOMMUNICATION SERVICES
     (0.7%)
  ALLTEL Corp.                                           50,963        2,811,629
  Sprint Nextel Corp.                                   392,369        7,768,906
                                                                  --------------
                                                                      10,580,535
                                                                  --------------
  Total Common Stocks
     (Cost $1,214,052,380)                                         1,520,032,100(g)
                                                                  --------------


                                    11 of 13

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
  SHORT-TERM INVESTMENTS (7.8%)

  COMMERCIAL PAPER (4.0%)
  Barton Capital LLC
     5.272%, due 8/2/06                   (d)       $ 2,535,262        2,535,262
  Den Danske Bank
     5.299%, due 8/8/06                   (d)         2,535,262        2,535,262
  FPL Fuels, Inc.
     5.32%, due 8/31/06                   (c)        27,000,000       26,880,300
  Galaxy Funding
     5.408%, due 9/19/06                  (d)         1,267,631        1,267,631
  General Electric Capital Corp.
     5.274%, due 8/3/06                   (d)         2,535,261        2,535,261
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                  (d)         1,267,632        1,267,632
  National Rural Utilities Cooperative
     Finance Corp.
     5.32%, due 9/6/06                    (c)        18,700,000       18,600,516
  Old Line Funding LLC
     5.417%, due 9/12/06                  (d)         1,267,631        1,267,631
  Ranger Funding LLC
     5.265%, due 8/1/06                   (d)         2,535,262        2,535,262
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                  (d)         2,535,261        2,535,261
  Westpac
     5.416%, due 9/15/06                  (d)         1,267,631        1,267,631
                                                                  --------------
  Total Commercial Paper
     (Cost $63,227,649)                                               63,227,649
                                                                  --------------

                                                       SHARES         VALUE
                                                    -----------   --------------
  INVESTMENT COMPANY (0.8%)
  BGI Institutional Money Market Fund     (d)        12,933,077       12,933,077
                                                                  --------------
  Total Investment Company
     (Cost $12,933,077)                                               12,933,077
                                                                  --------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------   --------------
  REPURCHASE AGREEMENT (0.3%)
  Morgan Stanley & Co. 5.42%, dated
     7/31/06 due 8/1/06 Proceeds at
     Maturity $4,560,901
     (Collateralized by various bonds
     with a Principal Amount of
     $4,602,962 and a Market Value
     $4,712,600)                          (d)       $ 4,560,215        4,560,215
                                                                  --------------
  Total Repurchase Agreement
     (Cost $4,560,215)                                                 4,560,215
                                                                  --------------
  TIME DEPOSITS (1.9%)
  Bank of America
     5.27%, due 9/22/06                   (d) (e)     3,802,892        3,802,892
  Bank of Montreal
     5.35%, due 8/28/06                   (d)         2,535,261        2,535,261
  Calyon
     5.265%, due 8/2/06                   (d)         2,535,261        2,535,261
  Deutsche Bank
     5.30%, due 8/9/06                    (d)         2,535,261        2,535,261
  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                    (d)         2,535,261        2,535,261
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                    (d)        10,141,046       10,141,046
  UBS AG
     5.34%, due 8/21/06                   (d)         2,535,261        2,535,261
  Wells Fargo Bank N.A.


                                    12 of 13

     5.28%, due 8/3/06                    (d)         2,535,261        2,535,261
                                                                  --------------
  Total Time Deposits
     (Cost $29,155,504)                                               29,155,504
                                                                  --------------
  U.S. GOVERNMENT (0.8%)
  United States Treasury Bills
     4.931%, due 10/19/06                 (c)         2,800,000        2,770,063
     4.946%, due 10/26/06                 (c)        10,000,000        9,883,490
                                                                  --------------
  Total U.S. Government
     (Cost $12,652,278)                                               12,653,553
                                                                  --------------
  Total Short-Term Investments
     (Cost $122,528,723)                                             122,529,998
                                                                  --------------
  Total Investments
     (Cost $1,336,581,103)                (h)             104.3%   1,642,562,098(i)
  Liabilities in Excess of
     Cash and Other Assets                                 (4.3)     (67,759,467)
                                                    -----------   --------------
  Net Assets                                              100.0%  $1,574,802,631
                                                    ===========   ==============

                                                     CONTRACTS      UNREALIZED
                                                        LONG      DEPRECIATION(f)
                                                    -----------   ---------------
  FUTURES CONTRACTS (-0.0%)               ++
  Standard & Poor's 500 Index
     September 2006                                          76   $      (36,955)
                                                                  --------------
  Total Futures Contracts
     (Settlement Value $24,317,245)       (g)                     $      (36,955)
                                                                  ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Represents security, or a portion thereof, which is out on loan.

(c) Segregated, partially segregated or designated as collateral for futures contracts.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(f) Represents the difference between the value of the contracts at the time they were opened and the value at July 31, 2006.

(g) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 98.1% of net assets.

(h)  The cost for federal income tax purposes is $1,356,130,210.

(i) At July 31, 2006 net unrealized appreciation was $286,431,888, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $377,688,133 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $91,256,245.


                                    13 of 13

MAINSTAY SHORT TERM BOND FUND
PORTFOLIO OF INVESTMENTS                                 July 31, 2006 unaudited

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
  LONG-TERM BONDS (88.5%)                   +

  ASSET-BACKED SECURITIES (1.1%)
  CONSUMER FINANCE (0.2%)
  Harley-Davidson Motorcycle Trust
     Series 2002-1, Class A2
     4.50%, due 1/15/10                                $   158,511   $   158,323
  Volkswagen Auto Loan Enhanced Trust
     Series 2003-2, Class A3
     2.27%, due 10/22/07                                    23,664        23,611
                                                                     -----------
                                                                         181,934
                                                                     -----------
  CONSUMER LOANS (0.7%)
  Atlantic City Electric Transition
     Funding LLC
     Series 2002-1, Class A1
     2.89%, due 7/20/10                                    542,888       529,311
                                                                     -----------
  DIVERSIFIED FINANCIAL SERVICES (0.2%)
  Capital One Master Trust
     Series 2001-5, Class A
     5.30%, due 6/15/09                                    110,000       109,983
                                                                     -----------
  Total Asset-Backed Securities
     (Cost $835,780)                                                     821,228
                                                                     -----------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
  MORTGAGE-BACKED SECURITIES (5.4%)

  COMMERCIAL MORTGAGE LOANS
     (COLLATERALIZED MORTGAGE OBLIGATIONS)
     (5.4%)
  Citigroup Commercial Mortgage Trust
     Series 2005-EMG, Class A1
     4.154%, due 9/20/51                    (a)            410,294       400,510
  JP Morgan Chase Commercial Mortgage
     Securities Corp.
     Series 2004-CB9, Class A1
     3.475%, due 6/12/41                                 1,175,875     1,136,421
  LB-UBS Commercial Mortgage Trust
     Series 2004-C2, Class A2
     3.246%, due 3/15/29                                   470,000       446,297
     Series 2004-C7, Class A1
     3.625%, due 10/15/29                                  516,323       501,201
  Merrill Lynch Mortgage Trust
     Series 2004-MKB1, Class A1
     3.563%, due 2/12/42                                 1,041,474     1,011,911
  Wachovia Bank Commercial Mortgage
     Trust
     Series 2004-C14, Class A1
     3.477%, due 8/15/41                                   764,662       742,360
                                                                     -----------
  Total Mortgage-Backed Securities
     (Cost $4,365,636)                                                 4,238,700
                                                                     -----------


                                     1 of 4

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
  U.S. GOVERNMENT & FEDERAL AGENCIES
     (82.0%)

  FANNIE MAE GRANTOR TRUST
     (COLLATERALIZED MORTGAGE OBLIGATION)
     (1.0%)
     Series 1998-M6, Class A2
     6.32%, due 8/15/08                     (b)            742,618       751,133
                                                                     -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION
     (12.5%)
&    4.00%, due 8/17/07                                  6,240,000     6,153,308
&    5.125%, due 4/18/08                                 3,700,000     3,690,069
                                                                     -----------
                                                                       9,843,377
                                                                     -----------
  FEDERAL HOME LOAN MORTGAGE CORPORATION    ++
     (MORTGAGE PASS-THROUGH SECURITY)
     (0.0%)
     5.00%, due 1/1/07                                      31,331        31,027
                                                                     -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     (22.3%)
     3.15%, due 5/28/08                                    330,000       317,938
&    4.00%, due 9/2/08                      (c)          6,480,000     6,308,435
&    4.75%, due 1/2/07                                   7,965,000     7,937,569
&    6.625%, due 9/15/09                                 2,845,000     2,958,777
                                                                     -----------
                                                                      17,522,719
                                                                     -----------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION
     (MORTGAGE PASS-THROUGH SECURITY)
     (0.8%)
     4.50%, due 11/1/18                                    639,408       612,404
                                                                     -----------
  FREDDIE MAC (COLLATERALIZED MORTGAGE
     OBLIGATIONS)(5.2%)
     Series 2632, Class NH
     3.50%, due 6/15/13                                  1,853,120     1,745,089
     Series 2982, Class LC
&    4.50%, due 1/15/25                                  2,428,219     2,383,505
                                                                     -----------
                                                                       4,128,594
                                                                     -----------
  FREDDIE MAC REFERENCE REMIC
     (COLLATERALIZED MORTGAGE OBLIGATION)
     (2.2%)
     Series  R001, Class AE
     4.375%, due 4/15/15                                 1,751,128     1,694,314
                                                                     -----------
  UNITED STATES TREASURY NOTES (38.0%)
&    3.00%, due 11/15/07                    (c)         13,400,000    13,057,670
     3.375%, due 2/15/08                                   185,000       180,476
&    3.625%, due 4/30/07                                 6,255,000     6,185,363
&    3.875%, due 9/15/10                    (c)          4,115,000     3,956,992
&    4.50%, due 2/15/09                                  6,525,000     6,454,908
                                                                     -----------
                                                                      29,835,409
                                                                     -----------
  Total U.S. Government & Federal
     Agencies
     (Cost $64,933,666)                                               64,418,977
                                                                     -----------
  Total Long-Term Bonds
     (Cost $70,135,082)                                               69,478,905
                                                                     -----------


                                     2 of 4

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
  SHORT-TERM INVESTMENTS (21.1%)

  COMMERCIAL PAPER (13.6%)
  American General Finance Corp.
     5.25%, due 8/2/06                                   3,540,000     3,539,484
  Barton Capital LLC
     5.272%, due 8/2/06                     (d)            318,707       318,707
  Den Danske Bank
     5.299%, due 8/8/06                     (d)            318,707       318,707
  Galaxy Funding
     5.408%, due 9/19/06                    (d)            159,354       159,354
  General Electric Capital Corp.
     5.274%, due 8/3/06                     (d)            318,707       318,707
  Lexington Parker Capital Co.
     5.341%, due 8/14/06                    (d)            159,354       159,354
  Old Line Funding LLC
     5.417%, due 9/12/06                    (d)            159,354       159,354
  Ranger Funding LLC
     5.265%, due 8/1/06                     (d)            318,707       318,707
  Royal Bank of Canada
     5.32%, due 8/28/06                                  2,000,000     1,992,020
  Sheffield Receivables Corp.
     5.317%, due 8/10/06                    (d)            318,707       318,707
  UBS Finance Delaware LLC
     5.28%, due 8/1/06                                   2,960,000     2,960,000
  Westpac
     5.416%, due 9/15/06                    (d)            159,354       159,354
                                                                     -----------
  Total Commercial Paper
     (Cost $10,722,455)                                               10,722,455
                                                                     -----------

                                                         SHARES         VALUE
                                                       ----------    -----------
  INVESTMENT COMPANY (2.1%)
  BGI Institutional Money Market Fund       (d)         1,625,814      1,625,814
                                                                     -----------
  Total Investment Company
     (Cost $1,625,814)                                                 1,625,814
                                                                     -----------

                                                        PRINCIPAL
                                                          AMOUNT        VALUE
                                                       -----------   -----------
  REPURCHASE AGREEMENT (0.7%)
  Morgan Stanley & Co. 5.42%, dated
     7/31/06 due 8/1/06 Proceeds at
     Maturity $573,350 (Collateralized
     by various bonds with a Principal
     Amount of $578,637 and a Market
     Value of $592,420)                     (d)        $   573,264       573,264
                                                                     -----------
  Total Repurchase Agreement
     (Cost $573,264)                                                     573,264
                                                                     -----------
  TIME DEPOSITS (4.7%)
  Bank of America
     5.27%, due 9/22/06                     (d) (e)        478,061       478,061
  Bank of Montreal
     5.35%, due 8/28/06                     (d)            318,707       318,707
  Calyon
     5.265%, due 8/2/06                     (d)            318,707       318,707
  Deutsche Bank
     5.30%, due 8/9/06                      (d)            318,707       318,707


                                     3 of 4

  Skandinaviska Enskilda Banken AB
     5.29%, due 8/7/06                      (d)            318,707       318,707
  Societe Generale North America, Inc.
     5.31%, due 8/1/06                      (d)          1,274,829     1,274,829
  UBS AG
     5.34%, due 8/21/06                     (d)            318,707       318,707
  Wells Fargo Bank N.A.
     5.28%, due 8/3/06                      (d)            318,707       318,707
                                                                     -----------
  Total Time Deposits
     (Cost $3,665,132)                                                 3,665,132
                                                                     -----------
  Total Short-Term Investments
     (Cost $16,586,665)                                               16,586,665
                                                                     -----------
  Total Investments
    (Cost $86,721,747)                      (f)              109.6%   86,065,570(g)
  Liabilities in Excess of
     Cash and Other Assets                                    (9.6)   (7,503,514)
                                                       -----------   -----------
  Net Assets                                                 100.0%  $78,562,056
                                                       ===========   ===========

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change & daily.

(a)  May be sold to institutional investors only.

(b)  ACES - Alternative Credit Enhancement Structure.

(c)  Represents security, or a portion thereof, which is out on loan.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)  Floating rate. Rate shown is the rate in effect at July 31, 2006.

(f)  The cost for federal income tax purposes is $86,737,701.

(g) At July 31, 2006, net unrealized depreciation was $672,131 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $25,530 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $697,661.


                                     4 of 4

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.

By:  /s/ Christopher O. Blunt
     ---------------------------------
     CHRISTOPHER O. BLUNT
     President


Date: September 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:  /s/ Christopher O. Blunt
     ---------------------------------
     CHRISTOPHER O. BLUNT
     President


Date: September 28, 2006


By:  /s/ Arphiela Arizmendi
     ----------------------------------
     ARPHIELA ARIZMENDI
     Treasurer and Principal Financial and
     Accounting Officer

Date: September 28, 2006